As filed with the Securities and Exchange Commission on January 9, 2007

                                              SECURITIES ACT FILE NO. 333-134551
                                       INVESTMENT COMPANY ACT FILE NO. 811-21906
================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      |X|
Pre-Effective Amendment No.                                                  |_|
Post Effective Amendment No. 3                                               |X|
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              |X|
                                 Amendment No. 6
                                                                             |X|

                        (Check appropriate box or boxes)

                       CLAYMORE EXCHANGE-TRADED FUND TRUST
             (EXACT NAME OF REGISTRANT AS SPECIFIED IN ITS CHARTER)

                            2455 CORPORATE WEST DRIVE
                              LISLE, ILLINOIS 60532
                         (Address of Principal Executive
                                    Offices)

                                 (630) 505-3700
                          Registrant's Telephone Number

                             NICHOLAS DALMASO, ESQ.
                             CLAYMORE ADVISORS, LLC
                            2455 CORPORATE WEST DRIVE
                              LISLE, ILLINOIS 60532
                     (Name and Address of Agent for Service)

                                    Copy to:
                             STUART M. STRAUSS, ESQ.
                             CLIFFORD CHANCE US LLP
                               31 WEST 52ND STREET
                            NEW YORK, NEW YORK 10019

 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX) _________ IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B) OF RULE 485.
 _________ ON [DATE] PURSUANT TO PARAGRAPH (B) OF RULE 485.
 _________ 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1) OF RULE 485.
 _________ ON [DATE] PURSUANT TO PARAGRAPH (A) OF RULE 485.
     X     75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(2) OF RULE 485.
 _________
 _________ ON [DATE] PURSUANT TO PARAGRAPH (A) OF RULE 485.


[CLAYMORE(R) LOGO]

                       CLAYMORE EXCHANGE-TRADED FUND TRUST


                        CLAYMORE/BBD OPTIMAX INCOME ETF
                        CLAYMORE/BIR ALL-STAR SELECT ETF
                         CLAYMORE/BIR MID-CAP VALUE ETF
                        CLAYMORE/BIR SMALL-CAP CORE ETF
                       CLAYMORE/CLEAR MID-CAP GROWTH ETF
                 CLAYMORE/GREAT COMPANIES LARGE-CAP GROWTH ETF
                      CLAYMORE/INDEXIQ SMALL-CAP VALUE ETF
              CLAYMORE/KLD CERTIFIED SUDAN FREE LARGE-CAP CORE ETF
                         CLAYMORE/OCEAN TOMO GROWTH ETF
                      CLAYMORE/ROBECO LARGE-CAP VALUE ETF
                 CLAYMORE/SABRIENT CEF BALANCED OPPORTUNITY ETF
                  CLAYMORE/SABRIENT CEF INCOME OPPORTUNITY ETF
                       CLAYMORE/ZACKS GROWTH & INCOME ETF
                        CLAYMORE/ZACKS MID-CAP CORE ETF



                                   PROSPECTUS


                                    [ ], 2007

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS
                                                                            Page

INTRODUCTION--CLAYMORE EXCHANGE-TRADED FUND TRUST..............................1

WHO SHOULD INVEST..............................................................1

TAX-ADVANTAGED PRODUCT STRUCTURE...............................................1

CLAYMORE/BBD OPTIMAX INCOME ETF................................................2

CLAYMORE/BIR ALL-STAR SELECT ETF...............................................9

CLAYMORE/BIR MID-CAP VALUE ETF................................................14

CLAYMORE/BIR SMALL-CAP CORE ETF...............................................19

CLAYMORE/CLEAR MID-CAP GROWTH ETF.............................................24

CLAYMORE/GREAT COMPANIES LARGE-CAP GROWTH ETF.................................29

CLAYMORE/INDEXIQ SMALL-CAP VALUE ETF..........................................34

CLAYMORE/KLD CERTIFIED SUDAN FREE LARGE-CAP CORE ETF..........................39

CLAYMORE/OCEAN TOMO GROWTH ETF................................................44

CLAYMORE/ROBECO LARGE-CAP VALUE ETF...........................................49

CLAYMORE/SABRIENT CEF BALANCED OPPORTUNITY ETF................................54

CLAYMORE/SABRIENT CEF INCOME OPPORTUNITY ETF..................................61

CLAYMORE/ZACKS GROWTH & INCOME ETF............................................68

CLAYMORE/ZACKS MID-CAP CORE ETF...............................................73

SECONDARY INVESTMENT STRATEGIES...............................................78

ADDITIONAL RISK CONSIDERATIONS................................................78

INVESTMENT ADVISORY SERVICES..................................................79

PURCHASE AND REDEMPTION OF SHARES.............................................80

HOW TO BUY AND SELL SHARES....................................................81

FREQUENT PURCHASES AND REDEMPTIONS............................................85

FUND SERVICE PROVIDERS........................................................85

INDEX PROVIDERS...............................................................85

DISCLAIMERS...................................................................86

FEDERAL INCOME TAXATION.......................................................90

OTHER INFORMATION.............................................................92

FINANCIAL HIGHLIGHTS..........................................................92


No dealer, salesperson or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Funds, Claymore Advisors, LLC, the Funds' investment adviser (the

"Investment Adviser"), or the Funds' distributor, Claymore Securities, Inc. This Prospectus does not constitute an offer by the Funds or by the Funds' distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Funds to make such an offer in such jurisdiction.

                INTRODUCTION--CLAYMORE EXCHANGE-TRADED FUND TRUST

         The Claymore Exchange-Traded Fund Trust (the "Trust") is an investment company currently consisting of 23 separate exchange-traded "index funds." The investment objective of each of the funds is to replicate as closely as possible, before fees and expenses, the performance of a specified market index. Claymore Advisors, LLC is the investment adviser for the funds (the "Investment Adviser").

         This prospectus relates to 14 funds of the Trust, Claymore/BBD Optimax Income ETF, Claymore/BIR All-Star Select ETF, Claymore/BIR Mid-Cap Value ETF, Claymore/BIR Small-Cap Core ETF, Claymore/Clear Mid-Cap Growth ETF, Claymore/Great Companies Large-Cap Growth ETF, Claymore/IndexIQ Small-Cap Value ETF, Claymore/KLD Certified Sudan Free Large-Cap Core ETF, Claymore/Ocean Tomo Growth ETF, Claymore/Robeco Large-Cap Value ETF, Claymore/Sabrient CEF Balanced Opportunity ETF, Claymore/Sabrient CEF Income Opportunity ETF, Claymore/Zacks Growth & Income ETF and Claymore/Zacks Mid-Cap Core ETF (each a "Fund" and, together, the "Funds").

         The Funds have applied to list their shares (the "Shares"), subject to notice of issuance, on the [ ] (the " "). The Funds' Shares will trade at market prices that may differ to some degree from the net asset value ("NAV") of the Shares. Unlike conventional mutual funds, the Funds issue and redeem Shares on a continuous basis, at NAV, only in large specified blocks of 50,000 Shares, each of which is called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in a specified index. EXCEPT WHEN AGGREGATED IN CREATION UNITS, SHARES ARE NOT REDEEMABLE SECURITIES OF THE FUNDS.

WHO SHOULD INVEST

         The Funds are designed for investors who seek a relatively low-cost "passive" approach for investing in a portfolio of equity securities of companies in a specified index. The Funds may be suitable for long-term investment in the market represented by a specified index and may also be used as an asset allocation tool or as a speculative trading instrument.

TAX-ADVANTAGED PRODUCT STRUCTURE

         Unlike interests in many conventional mutual funds, the Shares are traded throughout the day on a national securities exchange, whereas mutual fund interests are typically only bought and sold at closing net asset values. The Shares have been designed to be tradable in the secondary market on a national securities exchange on an intra-day basis, and to be created and redeemed principally in-kind in Creation Units at each day's next calculated NAV. These arrangements are designed to protect ongoing shareholders from adverse effects on the Funds' portfolios that could arise from frequent cash creation and redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because of the mutual fund's need to sell portfolio securities to obtain cash to meet fund redemptions. These sales may generate taxable gains for the shareholders of the mutual fund, whereas the Shares' in-kind redemption mechanism generally will not lead to a tax event for the Funds or their ongoing shareholders.

                         CLAYMORE/BBD OPTIMAX INCOME ETF

INVESTMENT OBJECTIVE

         The Fund seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the Benchmarks By Design High Income Index (the "BBD Income Index" or "Index"). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval.

PRIMARY INVESTMENT STRATEGIES

         The Fund, using a low cost "passive" or "indexing" investment approach, will seek to replicate, before expenses, the performance of the BBD Income Index. The BBD Income Index is comprised of approximately 125 to 150 securities selected, based on investment and other criteria, from a universe of U.S. listed common stocks and American depositary receipts ("ADRs") paying dividends, real estate investment trusts ("REITs"), master limited partnerships ("MLPs"), business development companies ("BDCs"), closed-end funds ("CEFs") and traditional preferred stocks. The securities in the universe are selected using a proprietary methodology developed by Benchmarks By Design (the "Index Provider"). The Fund will normally invest at least 90% of its total assets in securities that comprise the Index. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust may change the Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated.

         The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the total return of the Index less any expenses or distributions A figure of 1.00 would represent perfect correlation.

         The Fund expects to use a sampling approach in seeking to achieve its objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the Index universe to obtain a representative sample of securities that resemble the Index in terms of key risk factors, performance attributes and other characteristics. These include asset allocation weightings, market capitalization and other financial characteristics of funds. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. However, the Fund may use replication to achieve its objective if practicable. There may also be instances in which the Investment Adviser may choose to overweight another fund in the Index, purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components, or utilize various combinations of other available investment techniques, in seeking to accurately track the Index. In addition, from time to time securities are added to or removed from the Index. The Fund may sell securities that are represented in the Index or purchase securities that are not yet represented in the Index in anticipation of their removal from or addition to the Index.

INDEX METHODOLOGY

         The BBD Income Index selection methodology is designed to identify U.S. listed common stocks and ADRs paying dividends, REITs, MLPs, BDCs, CEFs and traditional preferred stocks with potentially high income and superior risk/return profiles as determined by Benchmarks By Design. The Index constituent selection methodology utilizes multi-factor proprietary selection rules to identify those securities that offer the greatest potential from an income and risk/return perspective while diversifying across all chosen asset classes. The approach is specifically designed to enhance investment applications and investability. The Index is rebalanced quarterly to assure timely security selections.

INDEX CONSTRUCTION

         1. Potential Index constituents include all U.S. listed securities that pay dividends and are actively traded. At times, potential Index constituents may include CEFs specializing in the following: equities, REITs, income and preferred stocks, convertible securities, world equities, U.S. Government and Agency bonds, U.S. mortgage bonds, investment grade bonds, high yield bonds, world income bonds, and municipal bonds. The Index will be comprised of no more than 20% MLPs and 10% BDCs.

         2. The Index is comprised of approximately the 125 to 150 highest-ranking securities chosen using a rules-based quantitative ranking methodology proprietary to Benchmarks By Design.

         3. Each security within each investment type is ranked using a proprietary, quantitative rules-based methodology that includes market capitalization, liquidity, income, discount to net asset value, relative value and other factors and is ranked from highest to lowest.

         4. The approximately 125 to 150 Index constituents are chosen and weighted based on a 100% rules-based, proprietary method developed by Benchmarks By Design within each asset class.

         5. The constituent selection process as well as the ranking, reconstitution and rebalancing of the Index is repeated quarterly.

PRIMARY INVESTMENT RISKS

         Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

         Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

         Equity Risk. A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

         Foreign Investment Risk. The Fund's investments in non-U.S. issuers, although limited to ADRs, may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

         Non-Correlation Risk. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index. Since the Index constituents may vary on a quarterly basis, the Fund's costs associated with rebalancing may be greater than those incurred by other exchange-traded funds that track indices whose composition changes less frequently.

         The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the stocks in the Index with the same weightings as the Index.

         Small and Medium-Sized Company Risk. Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.

         Replication Management Index. Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Index.

         Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

         REIT Risk. Investments in securities of real estate companies involve risks. These risks include, among others, adverse changes in national, state or local real estate conditions; obsolescence of properties; changes in the availability, cost and terms of mortgage funds; and the impact of changes in environmental laws. In addition, a REIT that fails to comply with federal tax requirements affecting REITs may be subject to federal income taxation, or the federal tax requirement that a REIT distribute substantially all of its net income to its shareholders may result in a REIT having insufficient capital for future expenditures. The value of a REIT can depend on the structure of and cash flow generated by the REIT. In addition, like mutual funds, REITs have expenses, including advisory and administration fees, that are paid their shareholders. As a result, you will absorb duplicate levels of fees when the Fund invests in REITs. In addition, REITs are subject to certain provisions under federal tax law. The failure of a company to qualify as a REIT could have adverse consequences for the Fund, including significantly reducing return to the Fund on its investment in such company.

         Master Limited Partnership Risk. Investments in securities of master limited partnerships involve risks that differ from an investment in common stock. Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of master limited partnerships. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments.

         Risks of Investing In Other Investment Companies. Investments in securities of other investment companies involve risks, including, among others, the fact that shares of other investment companies are subject to the management fees and other expenses of those companies, and the purchase of shares of some investment companies (in the case of closed-end investment companies) may sometimes require the payment of substantial premiums above the value of such companies' portfolio securities or net asset values. The Fund must continue, at the same time, to pay its own management fees and expenses with respect to all of its investments, including shares of other investment companies. The securities of other investment companies may also be leveraged and will therefore be subject to certain leverage risks.

         Preferred Stock Risk. There are certain additional risks associated with investing in preferred securities, including, but not limited to: (i) preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer; (ii) preferred securities are generally subordinated to bonds and other debt instruments in a company's capital structure in terms of having priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments; preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. Government securities; generally, traditional preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer's board; in certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date.

         Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The following outlines the primary risks of strategies pursued by the types of CEFs in which the Fund may invest.

         Credit Risk. The risk that a bond issuer fails to make principal or interest payments when due to the Fund, or that the credit quality of the issuer falls. CEFs' investments in securities issued by U.S. Government sponsored entities, such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association, are not funded by Congressional appropriations and are neither guaranteed nor insured by the U.S. Government. Furthermore, no assurances can be given that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. Corporate bonds are subject to greater credit risk than U.S. Government bonds.

         High Yield Risk. CEFs that invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell these securities. If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

         Convertible Security Risk. Convertible security risk is the risk that the value of CEFs' convertible securities may decline in response to such factors as rising interest rates and fluctuations in the market price of the convertible securities' underlying common stock.

         Municipal Bond Risk. Municipal securities can be significantly affected by political changes as well as uncertainties related to taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects (for example, education, healthcare or transportation), conditions in those sectors can affect the overall municipal market.

         Prepayment Risk. The risk that homeowners or consumers may prepay mortgage or consumer loans, which may affect the yield of mortgage- or asset-backed securities that are backed by such loans.

FUND PERFORMANCE

         As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund.

FEES AND EXPENSES OF THE FUND

         This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.(1)

SHAREHOLDER FEES (paid directly from your investment)(2)(3)................None*

ANNUAL FUND OPERATING EXPENSES(4) (expenses that are deducted from Fund assets)

Management Fees..........................................................  0.50%
Distribution and/or service  (12b-1) fees(5).............................    - %
Other expenses...........................................................  [  ]%
Total annual Fund operating expenses.....................................  [  ]%
Expense Waiver and Reimbursements(6).....................................  [  ]%
Net Operating Expenses...................................................  [  ]%

1. The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending August 31, 2007.

2. When buying or selling Shares through a Broker, you will incur customary brokerage commissions and charges.

3. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee may be charged.

4.       Expressed as a percentage of average net assets.

5. The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

6. The Fund's Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, a portion of the Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.60% of average net assets per year, at least until December 31, 2009. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Investment Adviser have entered into an Expense Reimbursement Agreement (the "Expense Agreement") in which the Investment Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). For a period of five years subsequent to the Fund's commencement of operations, the Investment Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the expense cap.

         * See the following discussion of "Creation Transaction Fees and Redemption Transaction Fees".

EXAMPLE

         The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

         The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                         ONE YEAR          THREE YEARS
                                      $[         ]        $[         ]


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

         The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $1,000 per transaction (assuming 125-150 stocks in each Creation Unit). The value of a Creation Unit as of first creation was approximately $1,250,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $1,000 per transaction (assuming 125-150 stocks in each Creation Unit. See "How to Buy and Sell Shares" later in this Prospectus). APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,250,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $[ ] if the Creation Unit is redeemed after one year, and $[ ] if the Creation Unit is redeemed after three years.

         If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

         The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

                        CLAYMORE/BIR ALL-STAR SELECT ETF

INVESTMENT OBJECTIVE

         The Fund seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an index called the BIR-50 Index (the "BIR-50 Index" or "Index"). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval.

PRIMARY INVESTMENT STRATEGIES

         The Fund, using a low cost "passive" or "indexing" investment approach, will seek to replicate, before expenses, the performance of the BIR-50 Index. The Index is comprised of 50 stocks selected from a universe of common stocks and ADRs listed on U.S. exchanges and covered by Best Independent Research, LLC ("BIR" or "Index Provider"), a consortium of the following independent research companies: Ativo Research, Channel Trend Inc., Columbine Capital Services, Ford Equity Research, and Thomas White International. The Fund will normally invest at least 90% of its total assets in securities that comprise the Index. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust may change the Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated.

         The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of
1.00 would represent perfect correlation.

         The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the stocks in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another stock in the Index, purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components, or utilize various combinations of other available investment techniques, in seeking to accurately track the Index. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index or purchase stocks that are not yet represented in the Index in anticipation of their removal from or addition to the Index.

INDEX METHODOLOGY

         The BIR-50 Index is designed to identify companies with potentially superior risk/return profiles to those of stocks contained in the S&P 500 or Russell 3000 indices. The Index constituent selection methodology is a proprietary strategy developed by BIR. Each individual BIR member ranks stocks on a 10-point scale (highest probability of market out-performance to lowest) based on their proprietary methodologies incorporating multiple fundamental factors including, but not limited to, valuation, leverage, earnings growth and price momentum. BIR's research team produces a BIR master ranking by blending the individual rankings of each independent research company to establish a composite score.

INDEX CONSTRUCTION

         1. The stocks in the portfolio are selected using a modified equal weighting methodology.

         2. Stocks must have an average daily trading volume that exceeds $5 million in the two months prior to selection.

         3. No industry weight may be over 150% of such industry's representation in the Russell 3000.

         4. In the event that two or more stocks have the same attractiveness score, the one that belongs to the industry with the greatest under-representation relative to the Russell 3000's industry exposure will be selected, assuming (3) is not violated.

         5. The Index constituent selection process, as well as ranking and reconstitution, will be repeated quarterly.

PRIMARY INVESTMENT RISKS

         Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

         Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

         Equity Risk. A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

         Foreign Investment Risk. The Fund's investments in non-U.S. issuers, although limited to ADRs, may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

         Non-Correlation Risk. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index. Since the Index constituents may vary on a quarterly basis, the Fund's costs associated with rebalancing may be greater than those incurred by other exchange-traded funds that track indices whose composition changes less frequently.

         The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the stocks in the Index with the same weightings as the Index.

         Small and Medium-Sized Company Risk. Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.

         Replication Management Index. Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Index.

         Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

         Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

FUND PERFORMANCE

         As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund.

FEES AND EXPENSES OF THE FUND

         This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.(1)

SHAREHOLDER FEES (paid directly from your investment)(2)(3)................None*

ANNUAL FUND OPERATING EXPENSES(4) (expenses that are deducted from Fund assets)

Management Fees........................................................... 0.50%
Distribution and/or service  (12b-1) fees(5)..............................  -  %
Other expenses............................................................ [  ]%
Total annual Fund operating expenses...................................... [  ]%
Expense Waiver and Reimbursements(6)...................................... [  ]%
Net Operating Expenses.................................................... [  ]%

1. The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending August 31, 2007.

2. When buying or selling Shares through a Broker, you will incur customary brokerage commissions and charges.

3. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee may be charged.

4.       Expressed as a percentage of average net assets.

5. The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

6. The Fund's Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, a portion of the Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.60% of average net assets per year, at least until December 31, 2009. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Investment Adviser have entered into an Expense Reimbursement Agreement (the "Expense Agreement") in which the Investment Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). For a period of five years subsequent to the Fund's commencement of operations, the Investment Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the expense cap.

         * See the following discussion of "Creation Transaction Fees and Redemption Transaction Fees".

EXAMPLE

         The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

         The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                        ONE YEAR          THREE YEARS
                                      $[         ]        $[         ]

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

         The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (assuming 50 stocks in each Creation Unit). The value of a Creation Unit as of first creation was approximately $1,250,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 per transaction (assuming 50 stocks in each Creation Unit. See "How to Buy and Sell Shares" later in this Prospectus). APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,250,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $[ ] if the Creation Unit is redeemed after one year, and $[ ] if the Creation Unit is redeemed after three years.

         If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

         The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

                         CLAYMORE/BIR MID-CAP VALUE ETF

INVESTMENT OBJECTIVE

         The Fund seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an index called the BIR Mid-Cap Value Index (the "Index"). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval.

PRIMARY INVESTMENT STRATEGIES

         The Fund, using a low cost "passive" or "indexing" investment approach, will seek to replicate, before expenses, the performance of the Index. The Index is comprised of approximately 50 stocks selected from a universe of mid-capitalization value common stocks or ADRs listed on U.S. exchanges covered by Best Independent Research, LLC, ("BIR" or "Index Provider") a consortium of the following independent research companies: Ativo Research, Channel Trend Inc., Columbine Capital Services, Ford Equity Research, and Thomas White International. The mid-capitalization universe is defined by Best Independent Research as those stocks with a market capitalization between $2 billion and $10 billion. The Fund will normally invest at least 90% of its total assets in securities that comprise the Index. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust may change the Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated.

         The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of
1.00 would represent perfect correlation.

         The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the stocks in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another stock in the Index, purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components, or utilize various combinations of other available investment techniques, in seeking to accurately track the Index. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index or purchase stocks that are not yet represented in the Index in anticipation of their removal from or addition to the Index.

INDEX METHODOLOGY

         The Index is designed to identify companies with potentially superior risk-return profiles as compared to the stocks contained in the Russell Mid-Cap Value Index. The Index constituent selection methodology is a proprietary strategy developed by BIR. Each individual BIR member ranks stocks on a 10-point scale (highest probability of market out-performance to lowest) based on their proprietary methodologies incorporating multiple fundamental factors including, but not limited to, valuation, leverage, earnings growth and price momentum. BIR's research team produces a BIR master ranking by blending the individual rankings of each independent research company to establish a composite score.

         Index Construction

         1. The stocks in the portfolio are selected using a modified equal weighting methodology.

         2. Stocks must have an average daily trading volume that exceeds $5 million in the two months prior to selection.

         3. No industry weight may be over 150% of that of such industry's representation in the Russell Mid-Cap Value.

         4. In the event that two or more stocks have the same attractiveness score, the one that belongs to the industry with the greatest under-representation relative to the Russell Mid-Cap Value's industry exposure will be selected assuming (3) is not violated.

         5. The Index constituent selection process, as well as ranking and reconstitution, will be repeated quarterly.

PRIMARY INVESTMENT RISKS

         Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

         Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

         Equity Risk. A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

         Foreign Investment Risk. The Fund's investments in non-U.S. issuers, although limited to ADRs, may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

         Non-Correlation Risk. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index. Since the Index constituents may vary on a quarterly basis, the Fund's costs associated with rebalancing may be greater than those incurred by other exchange-traded funds that track indices whose composition changes less frequently.

         The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the stocks in the Index with the same weightings as the Index.

         Medium-Sized Company Risk. Investing in securities of medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.

         Replication Management Index. Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Index.

         Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

         Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

FUND PERFORMANCE

         As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund.

FEES AND EXPENSES OF THE FUND

         This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.(1)

SHAREHOLDER FEES (paid directly from your investment)(2)(3)................None*

ANNUAL FUND OPERATING EXPENSES(4) (expenses that are deducted from Fund assets)

Management Fees........................................................... 0.50%
Distribution and/or service  (12b-1) fees(5)..............................  -  %
Other expenses............................................................ [  ]%
Total annual Fund operating expenses...................................... [  ]%
Expense Waiver and Reimbursements(6)...................................... [  ]%
Net Operating Expenses.................................................... [  ]%

1. The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending August 31, 2007.

2. When buying or selling Shares through a Broker, you will incur customary brokerage commissions and charges.

3. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee may be charged.

4.       Expressed as a percentage of average net assets.

5. The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

6. The Fund's Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, a portion of the Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.60% of average net assets per year, at least until December 31, 2009. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Investment Adviser have entered into an Expense Reimbursement Agreement (the "Expense Agreement") in which the Investment Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). For a period of five years subsequent to the Fund's commencement of operations, the Investment Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the expense cap.

         * See the following discussion of "Creation Transaction Fees and Redemption Transaction Fees".

EXAMPLE

         The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

         The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                         ONE YEAR          THREE YEARS
                                      $[         ]        $[         ]

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

         The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (assuming 50 stocks in each Creation Unit). The value of a Creation Unit as of first creation was approximately $1,250,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 per transaction (assuming 50 stocks in each Creation Unit. See "How to Buy and Sell Shares" later in this Prospectus). APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,250,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $[ ] if the Creation Unit is redeemed after one year, and $[ ] if the Creation Unit is redeemed after three years.

         If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

         The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

                         CLAYMORE/BIR SMALL-CAP CORE ETF

INVESTMENT OBJECTIVE

         The Fund seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an index called the BIR Small-Cap Core Index (the "Index"). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval.

PRIMARY INVESTMENT STRATEGIES

         The Fund, using a low cost "passive" or "indexing" investment approach, will seek to replicate, before expenses, the performance of the BIR Small-Cap Core Index. The Index is comprised of approximately 150 stocks selected from a universe of small-capitalization core common stocks or ADRs listed on U.S. exchanges covered by Best Independent Research, LLC ("BIR" or "Index Provider"), a consortium of the following independent research companies: Ativo Research, Channel Trend Inc., Columbine Capital Services, Ford Equity Research, and Thomas White International. The small-capitalization universe is currently defined by Best Independent Research as stocks with a market capitalization of under $2 billion. The Fund will normally invest at least 90% of its total assets in securities that comprise the Index. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust may change the Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated.

         The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of
1.00 would represent perfect correlation.

         The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the stocks in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another stock in the Index, purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components, or utilize various combinations of other available investment techniques, in seeking to accurately track the Index. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index or purchase stocks that are not yet represented in the Index in anticipation of their removal from or addition to the Index.

INDEX METHODOLOGY

         The BIR Small-Cap Core Index is designed to identify companies with potentially superior risk-return profiles to those of stocks contained in the Russell 2000 Index. The Index constituent selection methodology is a proprietary strategy developed by BIR. Each individual BIR member ranks stocks on a 10-point scale (highest probability of market out-performance to lowest) based on their proprietary methodologies incorporating multiple fundamental factors including, but not limited to, valuation, leverage, earnings growth and price momentum. BIR's research team produces a BIR master ranking by blending the individual rankings of each independent research company to establish a composite score.

INDEX CONSTRUCTION

         1. The stocks in the portfolio are selected using a modified equal weighting methodology.

         2. No industry weight may be over 150% of that such industry's representation in the Russell 2000.

         3. In the event that two or more stocks have the same attractiveness score, the one that belongs to the industry with the greatest under-representation relative to the Russell 2000's industry exposure will be selected, assuming (3) is not violated.

         4. The constituent selection process, as well as ranking and reconstitution, will be repeated quarterly.

PRIMARY INVESTMENT RISKS

         Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

         Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

         Equity Risk. A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

         Foreign Investment Risk. The Fund's investments in non-U.S. issuers, although limited to ADRs, may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

         Non-Correlation Risk. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index. Since the Index constituents may vary on a quarterly basis, the Fund's costs associated with rebalancing may be greater than those incurred by other exchange-traded funds that track indices whose composition changes less frequently.

         The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the stocks in the Index with the same weightings as the Index.

         Small Company Risk. Investing in securities of small companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.

         Replication Management Index. Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Index.

         Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

         Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

FUND PERFORMANCE

         As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund.

FEES AND EXPENSES OF THE FUND

         This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.(1)

SHAREHOLDER FEES (paid directly from your investment)(2)(3)................None*

ANNUAL FUND OPERATING EXPENSES(4) (expenses that are deducted from Fund assets)

Management Fees............................................................0.50%
Distribution and/or service  (12b-1) fees(5)............................... -  %
Other expenses.............................................................[  ]%
Total annual Fund operating expenses.......................................[  ]%
Expense Waiver and Reimbursements(6).......................................[  ]%
Net Operating Expenses.....................................................[  ]%

1. The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending August 31, 2007.

2. When buying or selling Shares through a Broker, you will incur customary brokerage commissions and charges.

3. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee may be charged.

4.       Expressed as a percentage of average net assets.

5. The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

6. The Fund's Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, a portion of the Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.60% of average net assets per year, at least until December 31, 2009. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Investment Adviser have entered into an Expense Reimbursement Agreement (the "Expense Agreement") in which the Investment Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). For a period of five years subsequent to the Fund's commencement of operations, the Investment Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the expense cap.

* See the following discussion of "Creation Transaction Fees and Redemption Transaction Fees".

EXAMPLE

         The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

         The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                         ONE YEAR          THREE YEARS
                                      $[         ]        $[         ]

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

         The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $1,000 per transaction (assuming 150 stocks in each Creation Unit). The value of a Creation Unit as of first creation was approximately $1,250,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $1,000 per transaction (assuming 150 stocks in each Creation Unit. See "How to Buy and Sell Shares" later in this Prospectus). APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,250,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $[ ] if the Creation Unit is redeemed after one year, and $[ ] if the Creation Unit is redeemed after three years.

         If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

         The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

                        CLAYMORE/CLEAR MID-CAP GROWTH ETF

INVESTMENT OBJECTIVE

         The Fund seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an index called the Clear Mid-Cap Growth Index (the "Index"). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval.

PRIMARY INVESTMENT STRATEGIES

         The Fund, using a low cost "passive" or "indexing" investment approach, will seek to replicate, before expenses, the performance of the Index. The universe of securities that may comprise the Index contains all U.S. common stocks and ADRs that have mid-sized market capitalizations, ranging from approximately $2 billion to $10 billion as defined by Clear Indexes LLC ("Clear" or the "Index Provider"). The companies in the Index are selected based upon a 100% rules-based proprietary algorithm developed by Clear. The Fund will normally invest at least 90% of its total assets in common stock and ADRs that comprise the Index. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust may change the Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated.

         The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of
1.00 would represent perfect correlation.

         The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the stocks in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another stock in the Index, purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components, or utilize various combinations of other available investment techniques, in seeking to accurately track the Index. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index or purchase stocks that are not yet represented in the Index in anticipation of their removal from or addition to the Index.

INDEX METHODOLOGY

         The Clear Mid-Cap Growth Index is comprised of U.S. common stocks and ADRs of companies that have mid-sized market capitalizations and growth characteristics as defined by Clear. Market capitalizations typically range between $2 billion and $10 billion. Companies are selected based on a set of investment algorithms proprietary to Clear that evaluate a firm's fundamental characteristics and valuation. Fundamental characteristics include sales and profit growth along with financial leverage and return on equity. Valuation includes price to earnings and price to earnings to growth metrics. The Index consists of 50 stocks and will rebalance quarterly.

INDEX CONSTRUCTION

         1. Potential Index constituents include common stocks and ADRs traded on the AMEX, New York Stock Exchange or NASDAQ markets with mid-sized market capitalizations between $2 billion and $10 billion.

         2. Stocks are ranked using a proprietary, 100% rules-based methodology derived from fundamental and valuation metrics that include sales, profit growth, leverage and return on equity.

         3. The 50 highest ranking stocks are selected and approximately equal weighted.

         4. The Index is rebalanced and reconstituted on a quarterly basis.

PRIMARY INVESTMENT RISKS

         Investors should consider the following risk factors and special considerations associated with investing in the fund, which may cause you to lose money.

         Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

         Equity Risk. A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

         Foreign Investment Risk. The Fund's investments in non-U.S. issuers, although limited to ADRs, may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

         Non-Correlation Risk. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index. Since the Index constituents may vary on a quarterly basis, the Fund's costs associated with rebalancing may be greater than those incurred by other exchange-traded funds that track indices whose composition changes less frequently.

         The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the stocks in the Index with the same weightings as the Index.

         Medium-Sized Company Risk. Investing in securities of medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.

         Replication Management Index. Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Index.

         Issuer-specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

         Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

FUND PERFORMANCE

         As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund.

FEES AND EXPENSES OF THE FUND

         This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.(1)

SHAREHOLDER FEES (paid directly from your investment)(2)(3)................None*

ANNUAL FUND OPERATING EXPENSES(4) (expenses that are deducted from Fund assets)

Management Fees............................................................0.50%

Distribution and/or service  (12b-1) fees(5)............................... -  %
Other expenses.............................................................[  ]%
Total annual Fund operating expenses.......................................[  ]%
Expense Waiver and Reimbursements(6).......................................[  ]%
Net Operating Expenses.....................................................[  ]%

1. The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending August 31, 2007.

2. When buying or selling Shares through a Broker, you will incur customary brokerage commissions and charges.

3. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee may be charged.

4.       Expressed as a percentage of average net assets.

5. The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

6. The Fund's Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, a portion of the Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.60% of average net assets per year, at least until December 31, 2009. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Investment Adviser have entered into an Expense Reimbursement Agreement (the "Expense Agreement") in which the Investment Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). For a period of five years subsequent to the Fund's commencement of operations, the Investment Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the expense cap.

         * See the following discussion of "Creation Transaction Fees and Redemption Transaction Fees".

EXAMPLE

         The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

         The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                          ONE YEAR          THREE YEARS
                                          $[    ]             $[    ]

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

         The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (assuming 50 stocks in each Creation Unit). The value of a Creation Unit as of first creation was approximately $1,250,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 per transaction (assuming 50 stocks in each Creation Unit. See "How to Buy and Sell Shares" later in this Prospectus). APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,250,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $[ ] if the Creation Unit is redeemed after one year, and $[ ] if the Creation Unit is redeemed after three years.

         If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

         The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

                  CLAYMORE/GREAT COMPANIES LARGE-CAP GROWTH ETF

INVESTMENT OBJECTIVE

         The Fund seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the Great Companies, Great Investments Large-Cap Growth Index (the "Large-Cap Index" or "Index"). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval.

PRIMARY INVESTMENT STRATEGIES

         The Fund, using a low cost "passive" or "indexing" investment approach, will seek to replicate, before expenses, the performance of the Large-Cap Index. The Large-Cap Index is composed of between 35 and 50 securities. The companies included in the Index universe are selected using a quantitative methodology developed by Great Companies, Inc. ("Great Companies" or the "Index Provider") that is based on earnings growth, market price relative to True Worth(TM) (a proprietary valuation metric of Great Companies that measures implied cash flow returns relative to a stock's current multiple as well as comparable common stocks at competitive firms), and the traits of "great companies" as detailed in the book Great Companies, Great Returns, by Jim Huguet, published by Random House (1999). The Fund will normally invest at least 90% of its total assets in common stock and ADRs that comprise the Index. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust may change the Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated.

         The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of
1.00 would represent perfect correlation.

         The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the stocks in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another stock in the Index, purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components, or utilize various combinations of other available investment techniques, in seeking to accurately track the Index. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index or purchase stocks that are not yet represented in the Index in anticipation of their removal from or addition to the Index.

INDEX METHODOLOGY

         The Large-Cap Index selection methodology seeks to identify companies that have a track record of double digit earnings growth, the potential for double digit earnings growth in the future, possess the traits of all "great companies," as defined above, and are trading at or below their True Worth(TM).

INDEX CONSTRUCTION

         1. Potential Index constituents include all U.S. listed securities with large market capitalizations as defined by Great Companies (which currently means companies whose market capitalization is in excess of $10 billion).

         2. The Index is comprised of securities that meet Great Companies' proprietary methodology as set forth above. The methodology is designed by Great Companies to identify those companies that offer investors the greatest potential future total returns, and the companies will be ranked in accordance with this methodology.

         3. The constituents are weighted equally.

         4. The selection process, reconstitution, and/or rebalancing of the Index is repeated semi-annually.

PRIMARY INVESTMENT RISKS

         Investors should consider the following risk factors and special considerations associated with investing in the fund, which may cause you to lose money.

         Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

         Equity Risk. A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

         Foreign Investment Risk. The Fund's investments in non-U.S. issuers, although limited to ADRs, may involve unique risks compared to investing in securities of U.S. issuers, including, among others, less market liquidity, generally greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

         Non-Correlation Risk. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index. Since the Index constituents may vary on a semi-annual basis, the Fund's costs associated with rebalancing may be greater than those incurred by other exchange-traded funds that track indices whose composition changes less frequently.

         The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the stocks in the Index with the same weightings as the Index.

         Replication Management Index. Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Index.

         Issuer-specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

         Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

FUND PERFORMANCE

         As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund.

FEES AND EXPENSES OF THE FUND

         This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.(1)

SHAREHOLDER FEES (paid directly from your investment)(2)(3)................None*

ANNUAL FUND OPERATING EXPENSES(4) (expenses that are deducted from Fund assets)

Management Fees............................................................0.50%
Distribution and/or service  (12b-1) fees(5)............................... -  %
Other expenses.............................................................[  ]%
Total annual Fund operating expenses.......................................[  ]%
Expense Waiver and Reimbursements(6).......................................[  ]%
Net Operating Expenses.....................................................[  ]%

1. The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending August 31, 2007.

2. When buying or selling Shares through a Broker, you will incur customary brokerage commissions and charges.

3. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee may be charged.

4.       Expressed as a percentage of average net assets.

5. The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

6. The Fund's Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, a portion of the Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.60% of average net assets per year, at least until December 31, 2009. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Investment Adviser have entered into an Expense Reimbursement Agreement (the "Expense Agreement") in which the Investment Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). For a period of five years subsequent to the Fund's commencement of operations, the Investment Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the expense cap.

         * See the following discussion of "Creation Transaction Fees and Redemption Transaction Fees".

EXAMPLE

         The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

         The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                          ONE YEAR          THREE YEARS
                                          $[    ]             $[    ]


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

         The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (assuming 35-50 stocks in each Creation Unit).

The value of a Creation Unit as of first creation was approximately $1,250,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 per transaction (assuming 35-50 stocks in each Creation Unit. See "How to Buy and Sell Shares" later in this Prospectus). APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,250,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $[ ] if the Creation Unit is redeemed after one year, and $[ ] if the Creation Unit is redeemed after three years.

         If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

         The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

                      CLAYMORE/INDEXIQ SMALL-CAP VALUE ETF

INVESTMENT OBJECTIVE

         The Fund seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the IndexIQ Active Value Small Cap Index (the "Active Value Index" or "Index"). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval.

PRIMARY INVESTMENT STRATEGIES

         The Fund, using a low cost "passive" or "indexing" investment approach, will seek to replicate, before expenses, the performance of the Active Value Index. The Active Value Index is comprised of approximately 100 stocks selected, based on investment and other criteria, from a broad universe of U.S. listed common stocks and ADRs. The universe of companies includes approximately 1,200 listed companies that have a small-market capitalization ranging from $400 million to $2 billion as defined by IndexIQ and other minimum liquidity characteristics. The Fund will normally invest at least 90% of its total assets in common stock and ADRs that comprise the Index. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust may change the Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated.

         The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of
1.00 would represent perfect correlation.

         The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the stocks in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another stock in the Index, purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components, or utilize various combinations of other available investment techniques, in seeking to accurately track the Index. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index or purchase stocks that are not yet represented in the Index in anticipation of their removal from or addition to the Index.

INDEX METHODOLOGY

         The Active Value Index selection methodology is designed to identify companies with potentially superior risk-return profiles as determined by IndexIQ, Inc. ("IndexIQ" or the "Index Provider"). The Index seeks to represent a group of small-capitalization companies that are demonstrating favorable value-oriented characteristics and are reinvesting in themselves to strengthen their future competitive positioning, giving them the potential to outperform, on a risk-adjusted basis, the Russell 2000(R) Small-Cap Index and other small-cap-oriented benchmark indices.

         The Index constituent selection methodology utilizes multi-factor proprietary selection rules to identify those stocks that are believed to offer the greatest potential from a risk/return perspective. The approach is specifically designed to enhance investment applications and investability. The Index is adjusted annually to ensure timely stock selections.

INDEX CONSTRUCTION

         1. Potential Index constituents include all U.S. common stocks trading on major U.S. exchanges with small market capitalizations ranging from $400 million to $2 billion and meeting other minimum liquidity constraints.

         2. Each company is selected using a 100% quantitative rules-based methodology that includes composite scoring of a handful of specially-targeted factors, and is sorted from highest to lowest. The constituent selection methodology was developed by IndexIQ as a quantitative approach to identify those companies that are believed to offer the greatest potential and best reflect value-oriented characteristics and a propensity to reinvest in themselves to strengthen their future competitive positioning.

         3. The 100 highest-ranking companies are chosen and given a weighting based on IndexIQ's proprietary weighting methodology that accounts for each company's relative performance on each of the specially-targeted factors.

         4. The constituent selection process and portfolio rebalance is repeated once per year.

PRIMARY INVESTMENT RISKS

         Investors should consider the following risk factors and special considerations associated with investing in the fund, which may cause you to lose money.

         Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

         Equity Risk. A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

         Foreign Investment Risk. The Fund's investments in non-U.S. issuers, although limited to ADRs, may involve unique risks compared to investing in securities of U.S. issuers, including, among others, less market liquidity, generally greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to

U.S. investors. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

         Small Company Risk. Investing in securities of small companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.

         Non-Correlation Risk. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index.

         The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the stocks in the Index with the same weightings as the Index.

         Replication Management Index. Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Index.

         Issuer-specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

         Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

FUND PERFORMANCE

         As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund.

FEES AND EXPENSES OF THE FUND

         This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.(1)

SHAREHOLDER FEES (paid directly from your investment)(2)(3)................None*

ANNUAL FUND OPERATING EXPENSES(4) (expenses that are deducted from Fund assets)

Management Fees............................................................0.50%
Distribution and/or service  (12b-1) fees(5)............................... -  %
Other expenses.............................................................[  ]%
Total annual Fund operating expenses.......................................[  ]%
Expense Waiver and Reimbursements(6).......................................[  ]%
Net Operating Expenses.....................................................[  ]%

1. The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending August 31, 2007.

2. When buying or selling Shares through a Broker, you will incur customary brokerage commissions and charges.

3. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee may be charged.

4.       Expressed as a percentage of average net assets.

5. The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

6. The Fund's Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, a portion of the Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.60% of average net assets per year, at least until December 31, 2009. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Investment Adviser have entered into an Expense Reimbursement Agreement (the "Expense Agreement") in which the Investment Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). For a period of five years subsequent to the Fund's commencement of operations, the Investment Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the expense cap.

         * See the following discussion of "Creation Transaction Fees and Redemption Transaction Fees".

EXAMPLE

         The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

         The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                          ONE YEAR          THREE YEARS
                                          $[    ]             $[    ]


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

         The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (assuming 100 stocks in each Creation Unit). The value of a Creation Unit as of first creation was approximately $1,250,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 per transaction (assuming 100 stocks in each Creation Unit. See "How to Buy and Sell Shares" later in this Prospectus). APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,250,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $[ ] if the Creation Unit is redeemed after one year, and $[ ] if the Creation Unit is redeemed after three years.

         If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

         The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

              CLAYMORE/KLD CERTIFIED SUDAN FREE LARGE-CAP CORE ETF

INVESTMENT OBJECTIVE

         The Fund seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the KLD Certified Sudan Free Large-Cap Social Index (the "KLD Index" or "Index"). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval.

PRIMARY INVESTMENT STRATEGIES

         The Fund, using a low cost "passive" or "indexing" investment approach, will seek to replicate, before expenses, the performance of the KLD Certified Sudan Free Large-Cap Social Index. The Index is based on the KLD Large-Cap SocialSM Index ("LCSI"), which is comprised of a subset of stocks in the Russell 1000(R) Index that meet KLD Research & Analytics' ("KLD" or the "Index Provider") screens for environmental, social and governance ("ESG") factors. For the Index, KLD then removes all LCSI holdings with involvement in Sudan. The KLD Index Oversight approves all rules changes to KLD indices. The Fund will normally invest at least 90% of its total assets in common stock and ADRs that comprise the Index. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust may change the Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated.

         The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of
1.00 would represent perfect correlation.

         The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the stocks in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another stock in the Index, purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components, or utilize various combinations of other available investment techniques, in seeking to accurately track the Index. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index or purchase stocks that are not yet represented in the Index in anticipation of their removal from or addition to the Index.

INDEX METHODOLOGY

         The KLD Index is a float-adjusted market capitalization weighted Index designed to provide comprehensive representation of the large- capitalization U.S. equity market available to social investors. The Index holds a subset of companies from the Russell 1000 Index, which represents 90% of the market capitalization of the U.S. equity market. By selecting a broad representation of the best ESG performers in each sector and approximating the sector diversification of the Russell 1000, the LCSI serves as a benchmark and universe for investors interested in large-capitalization companies with positive ESG performance.

INDEX CONSTRUCTION

         Only constituents of the Russell 1000 are eligible for inclusion in the Index. KLD reconstitutes the Index every year on the last business day in June in conjunction with the reconstitution schedule of the Russell 1000.

         The Index selection process involves four stages.

         1. Companies engaged in certain business activities (tobacco, alcohol, gambling, firearms, military weapons and nuclear power) are automatically disqualified from consideration for the Index.

         2. KLD then uses its proprietary ESG scores to rank the remaining Russell 1000 companies in relation to their sector peers.

         3. KLD selects the highest-ranked ESG performers.

         4. KLD reviews each remaining company in the KLD LCSI and excludes those who (i) own or control property or assets in Sudan, (ii) companies with employees or facilities in Sudan, (iii) companies that provide goods or services to Sudan companies domiciled in Sudan, (iv) companies that obtain goods or services from Sudan, (v) companies with distribution agreements with companies domiciled in Sudan, (vi) companies that issue credits or loans to companies domiciled in Sudan or (vii) companies that purchase goods or commercial paper issued by the government of Sudan.

         5. The Index is reconstituted and rebalanced annually based on float on the last business day in June.

PRIMARY INVESTMENT RISKS

         Investors should consider the following risk factors and special considerations associated with investing in the fund, which may cause you to lose money.

         Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

         Equity Risk. A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

         Social Investment Risk. The KLD Index's social policy could cause the Fund to underperform similar funds that do not have a social policy. Among the reasons for this are:

         o undervalued stocks that do not meet the KLD Index's social criteria could outperform those that do

         o economic or political changes could make certain companies less attractive for investment

         o the KLD Index's social policy could cause the Fund to sell or avoid stocks that subsequently perform well.

         Foreign Investment Risk. The Fund's investments in non-U.S. issuers, although limited to ADRs, may involve unique risks compared to investing in securities of U.S. issuers, including, among others, less market liquidity, generally greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

         Non-Correlation Risk. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index.

         The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the stocks in the Index with the same weightings as the Index.

         Replication Management Index. Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Index.

         Issuer-specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

         Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

FUND PERFORMANCE

         As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund.

FEES AND EXPENSES OF THE FUND

         This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.(1)

SHAREHOLDER FEES (paid directly from your investment)(2)(3)................None*

ANNUAL FUND OPERATING EXPENSES(4) (expenses that are deducted from Fund assets)

Management Fees............................................................0.50%
Distribution and/or service  (12b-1) fees(5)............................... -  %
Other expenses.............................................................[  ]%
Total annual Fund operating expenses.......................................[  ]%
Expense Waiver and Reimbursements(6).......................................[  ]%
Net Operating Expenses.....................................................[  ]%

1. The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending August 31, 2007.

2. When buying or selling Shares through a Broker, you will incur customary brokerage commissions and charges.

3. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee may be charged.

4.       Expressed as a percentage of average net assets.

5. The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

6. The Fund's Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, a portion of the Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.60% of average net assets per year, at least until December 31, 2009. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Investment Adviser have entered into an Expense Reimbursement Agreement (the "Expense Agreement") in which the Investment Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). For a period of five years subsequent to the Fund's commencement of operations, the Investment Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the expense cap.

         * See the following discussion of "Creation Transaction Fees and Redemption Transaction Fees".

EXAMPLE

         The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

         The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                          ONE YEAR          THREE YEARS
                                          $[    ]             $[    ]


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

         The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $[ ] per transaction (assuming [ ] stocks in each Creation Unit). The value of a Creation Unit as of first creation was approximately $1,250,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $[ ] per transaction (assuming [ ] stocks in each Creation Unit. See "How to Buy and Sell Shares" later in this Prospectus). APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,250,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $[ ] if the Creation Unit is redeemed after one year, and $[ ] if the Creation Unit is redeemed after three years.

         If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

         The creation fee, redemption fee and variable fee are not expenses of the fund and do not impact the fund's expense ratio.

                         CLAYMORE/OCEAN TOMO GROWTH ETF

INVESTMENT OBJECTIVE

         The Fund seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the Ocean Tomo 120 Growth Index (the "Ocean Tomo Index" or "Index"). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval.

PRIMARY INVESTMENT STRATEGIES

         The Fund, using a low cost "passive" or "indexing" investment approach, will seek to replicate, before expenses, the performance of the Ocean Tomo 120 Index. The Index is comprised of 120 stocks selected, based on investment and other criteria, from a universe of U.S. listed companies. The universe of companies includes the 200 largest listed, non-financial companies that own patents with mid- to large-capitalizations generally greater than $2 billion as defined by Ocean Tomo. The companies in the universe are selected using criteria as identified by Ocean Tomo. The Fund will normally invest at least 90% of its total assets in common stock and ADRs that comprise the Index. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust may change the Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated.

         The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of
1.00 would represent perfect correlation.

         The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the stocks in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another stock in the Index, purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components, or utilize various combinations of other available investment techniques, in seeking to accurately track the Index. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index or purchase stocks that are not yet represented in the Index in anticipation of their removal from or addition to the Index.

INDEX METHODOLOGY

         The Ocean Tomo 120 Index selection methodology is designed to identify companies with superior intellectual property valuations as determined by Ocean Tomo, LLC ("Ocean Tomo" or the "Index Provider"). The Index seeks to outperform the NASDAQ 100 and other growth benchmark indices.

         The Index constituent selection methodology was developed by Ocean Tomo as a quantitative approach to selecting stocks in a diversified portfolio from a group of listed equities. The Index member selection model evaluates and selects stocks on the basis of the value of their intellectual property, specifically their patent valuations, using Ocean Tomo's Patent Ratings software, from a universe of U.S. listed stocks using a proprietary, 100% rules-based methodology developed by Ocean Tomo.

         The Index constituent selection methodology utilizes multi-factor proprietary selection rules to identify those stocks that offer the greatest potential from a risk/return perspective. The approach is specifically designed to enhance investment applications and investability. The Index is adjusted annually.

INDEX CONSTRUCTION

         1. Potential Index constituents include the largest non-financial companies listed on NASDAQ, AMEX or New York Stock Exchange.

         2. The universe of companies includes the 200 largest listed, non-financial companies that own patents with mid- to large-capitalizations generally greater than $2 billion as defined by Ocean Tomo.

         3. The patent-owning companies are then ranked by the highest patent value to book value ratio using Ocean Tomo's Patent Ratings software.

         4. The highest ranked stocks are market-cap weighted with a constraint that no security may receive a weighting greater than 5%.

         5. The unallocated percentage is then applied across all securities in proportion to their initial weighting, allowing those securities that were initially capped at 5% to receive their proportional share of the additional percentage.

         7. The Index is reconstituted annually on the last business day of October.

PRIMARY INVESTMENT RISKS

         Investors should consider the following risk factors and special considerations associated with investing in the fund, which may cause you to lose money.

         Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

         Equity Risk. A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

         Patent Risk. The companies in which the Fund invests can be significantly affected by patent considerations, including the termination of their patent protection for their products. Certain of such companies' industries may be characterized by the existence of a large number of patents and frequent claims and related litigation regarding patent rights. Certain such companies may depend on rapidly identifying and seeking patent protection for their discoveries. The process of obtaining patent protection is expensive and time consuming. Furthermore, there can be no assurance that the steps taken by such companies to protect their proprietary rights will be adequate to prevent misappropriation of their proprietary rights or that competitors will not independently develop products that are substantially equivalent or superior to such companies' products.

         Foreign Investment Risk. The Fund's investments in non-U.S. issuers, although limited to ADRs, may involve unique risks compared to investing in securities of U.S. issuers, including, among others, less market liquidity, generally greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

         Medium-sized Company Risk. Investing in securities of medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.

         Non-Correlation Risk. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index.

         The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the stocks in the Index with the same weightings as the Index.

         Replication Management Index. Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Index.

         Issuer-specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

         Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

FUND PERFORMANCE

         As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund.

FEES AND EXPENSES OF THE FUND

         This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.(1)

SHAREHOLDER FEES (paid directly from your investment)(2)(3)................None*

ANNUAL FUND OPERATING EXPENSES(4) (expenses that are deducted from Fund assets)

Management Fees............................................................0.50%
Distribution and/or service  (12b-1) fees(5)............................... -  %
Other expenses.............................................................[  ]%
Total annual Fund operating expenses.......................................[  ]%
Expense Waiver and Reimbursements(6).......................................[  ]%
Net Operating Expenses.....................................................[  ]%

1. The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending August 31, 2007.

2. When buying or selling Shares through a Broker, you will incur customary brokerage commissions and charges.

3. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee may be charged.

4.       Expressed as a percentage of average net assets.

5. The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

6. The Fund's Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, a portion of the Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.60% of average net assets per year, at least until December 31, 2009. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Investment Adviser have entered into an Expense Reimbursement Agreement (the "Expense Agreement") in which the Investment Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). For a period of five years subsequent to the Fund's commencement of operations, the Investment Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the expense cap.

         * See the following discussion of "Creation Transaction Fees and Redemption Transaction Fees".

EXAMPLE

         The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

         The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                          ONE YEAR          THREE YEARS
                                          $[    ]             $[    ]


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

         The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $1,000 per transaction (assuming 120 stocks in each Creation Unit). The value of a Creation Unit as of first creation was approximately $1,250,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $1,000 per transaction (assuming 120 stocks in each Creation Unit. See "How to Buy and Sell Shares" later in this Prospectus). APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,250,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $[ ] if the Creation Unit is redeemed after one year, and $[ ] if the Creation Unit is redeemed after three years.

         If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

         The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

                       CLAYMORE/ROBECO LARGE-CAP VALUE ETF

INVESTMENT OBJECTIVE

         The Fund seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the Robeco Large-Cap Value Index (the "Robeco Large-Cap Value Index" or "Index"). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval.

PRIMARY INVESTMENT STRATEGIES

         The Fund, using a low cost "passive" or "indexing" investment approach, will seek to replicate, before expenses, the performance of the Robeco Large-Cap Value Index. The Index is comprised of approximately 150 equity securities and ADRs, selected from a universe of over 1,000 stocks, using a quantitative ranking methodology comprised of three factors: attractive valuation, positive momentum and favorable business fundamentals. The securities in the Index are selected and weighted using a statistical model developed by Robeco USA, L.L.C. ("Robeco" or the "Index Provider"). The Fund will normally invest at least 90% of its total assets in common stock and ADRs that comprise the Index. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust may change the Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated.

         The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of
1.00 would represent perfect correlation.

         The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the stocks in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another stock in the Index, purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components, or utilize various combinations of other available investment techniques, in seeking to accurately track the Index. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index or purchase stocks that are not yet represented in the Index in anticipation of their removal from or addition to the Index.

INDEX METHODOLOGY

         The Index is designed to identify companies with potentially superior risk and return profiles as determined by the Index Provider. The Index seeks to represent a group of stocks that display characteristics giving them the potential to outperform other large-cap value indices.

INDEX CONSTRUCTION

         1. Potential Index constituents include large-capitalization U.S. listed equities and ADRs with over $10 billion in market capitalization at the time of purchase.

         2. The Index is composed of the 150 highest-ranking securities chosen by a statistical model proprietary to the Index Provider. The model scores each stock on the following attributes: attractive valuation (based on earnings, cash flow and asset value), positive momentum (based on estimate revisions, earnings surprise, and trend analysis) and favorable fundamentals (based on operating returns on operating assets, profitability, capital structure, and others).

         3. The Index seeks to include attractive large-capitalization companies in the following economic sectors: basic industries, capital goods, communications, consumer durables, consumer non-durables, consumer services, energy, finance, heath care, real estate, technology, transportation and utilities.

         4. Index rebalancing and reconstitution is completed monthly.

PRIMARY INVESTMENT RISKS

         Investors should consider the following risk factors and special considerations associated with investing in the fund, which may cause you to lose money.

         Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

         Equity Risk. A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

         Foreign Investment Risk. The Fund's investments in non-U.S. issuers, although limited to ADRs, may involve unique risks compared to investing in securities of U.S. issuers, including, among others, less market liquidity, generally greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

         Non-Correlation Risk. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index. Since the Index constituents may vary on a monthly basis, the Fund's costs associated with rebalancing may be greater than those incurred by other exchange-traded funds that track indices whose composition changes less frequently.

         The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the stocks in the Index with the same weightings as the Index.

         Replication Management Index. Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Index.

         Issuer-specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

         Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

FUND PERFORMANCE

         As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund.

FEES AND EXPENSES OF THE FUND

         This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.(1)

SHAREHOLDER FEES (paid directly from your investment)(2)(3)....... ........None*

ANNUAL FUND OPERATING EXPENSES(4) (expenses that are deducted from Fund assets)

Management Fees............................................................0.50%
Distribution and/or service  (12b-1) fees(5)............................... -  %
Other expenses.............................................................[  ]%
Total annual Fund operating expenses.......................................[  ]%
Expense Waiver and Reimbursements(6).......................................[  ]%
Net Operating Expenses.....................................................[  ]%

1. The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending August 31, 2007.

2. When buying or selling Shares through a Broker, you will incur customary brokerage commissions and charges.

3. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee may be charged.

4.       Expressed as a percentage of average net assets.

5. The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

6. The Fund's Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, a portion of the Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.60% of average net assets per year, at least until December 31, 2009. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Investment Adviser have entered into an Expense Reimbursement Agreement (the "Expense Agreement") in which the Investment Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). For a period of five years subsequent to the Fund's commencement of operations, the Investment Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the expense cap.

         * See the following discussion of "Creation Transaction Fees and Redemption Transaction Fees".

EXAMPLE

         The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

         The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                          ONE YEAR          THREE YEARS
                                          $[    ]             $[    ]


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

         The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $1,000 per transaction (assuming 150 stocks in each Creation Unit).

The value of a Creation Unit as of first creation was approximately $1,250,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $1,000 per transaction (assuming 150 stocks in each Creation Unit. See "How to Buy and Sell Shares" later in this Prospectus). APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,250,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $[ ] if the Creation Unit is redeemed after one year, and $[ ] if the Creation Unit is redeemed after three years.

         If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

         The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

                 CLAYMORE/SABRIENT CEF BALANCED OPPORTUNITY ETF

INVESTMENT OBJECTIVE

         The Fund seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an index of closed-end funds called the Sabrient Balanced Closed-End Fund Index (the "CEF Index" or "Index). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval.

PRIMARY INVESTMENT STRATEGIES

         The Fund, using a low cost "passive" or "indexing" investment approach, will seek to replicate, before expenses, the performance of the CEF Index. The Index comprises a mixture of closed-end funds selected, based on investment and other criteria, from a broad universe of closed-end funds trading on the major U.S. exchanges. The Fund will normally invest at least 90% of its total assets in securities that comprise the Index. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust may change the Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated.

         The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of
1.00 would represent perfect correlation.

         The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the stocks in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another stock in the Index, purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components, or utilize various combinations of other available investment techniques, in seeking to accurately track the Index. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index or purchase stocks that are not yet represented in the Index in anticipation of their removal from or addition to the Index.

INDEX METHODOLOGY

         The CEF Index selection methodology is designed to identify a group of secondary market CEFs that together provide a specified allocation to equities and fixed income within target ranges. The Index seeks to provide an appropriate mix of equity and fixed income exposure for seeking income primarily, but also some capital appreciation through opportunistic equity exposure. The selection methodology considers CEF liquidity, the magnitude of the price premium or discount, as well as relative price performance. The Index's target allocations are 60% income and 40% equity growth opportunities among its CEF constituents.

         The Index constituent selection methodology was developed by Sabrient Systems LLC ("Sabrient" or the "Index Provider") as a quantitative approach to selecting funds from a broad universe of CEFs. The Index member selection model evaluates and selects CEFs using a proprietary, 100% rules-based methodology developed by Sabrient.

         The Index constituent selection methodology utilizes multi-factor proprietary selection rules to identify those CEFs that offer the greatest potential from a risk/return perspective while maintaining diversification among regions, industries, and asset classes. The approach is specifically designed to enhance investment applications and investability. The Index is adjusted quarterly to ensure timely constituent selections.

INDEX CONSTRUCTION

         1. Potential Index constituents include all CEFs trading on major U.S. exchanges.

         2. The CEF Index is composed of two index sub-models, the income sub-model and the growth sub-model.

         3. The income sub-model identifies the highest-ranking CEFs among the eligible funds using a proprietary, 100% rules-based quantitative ranking methodology that ranks each CEF based on the composite scoring of a handful of specially-targeted factors including, historical distributions, current distributions and liquidity, with all CEFs sorted from highest to lowest overall score.

         4. The growth sub-model identifies the highest-ranking CEFs among the eligible funds using a proprietary, 100% rules-based quantitative ranking methodology that ranks each CEF based on the composite scoring of a handful of specially-targeted factors including, historical discount to net asset value, distribution rates, liquidity and relative peer group discount.

         5. The approximately 50 highest ranking income sub-model constituents and the approximately 35 highest ranking growth sub-model constituents are selected and given a modified equal weighting, based on liquidity and other factors determined by Sabrient, within the defined equity and fixed income allocations in the Index.

         6. The constituent selection process and portfolio rebalance is repeated semi-annually. The target allocations of 60% income and 40% equity growth are readjusted semi-annually.

PRIMARY INVESTMENT RISKS

         Investors should consider the following risk factors and special considerations associated with investing in the fund, which may cause you to lose money.

         Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

         The risks of investing in the Fund include risks associated with (a) the investments made by the CEFs in which the Fund invests and (b) the Fund's investments in CEFs generally.

The following outlines the primary risks of strategies pursued by the types of CEFs in which the Fund may invest.

         Equity Risk. A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by CEFs will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the CEFs participate, or factors relating to specific companies in which the CEFs invest. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by a CEF; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the CEFs. In addition, common stock of an issuer in a CEF's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

         Interest Rate Risk. Interest rate risk is the risk that the value of fixed income securities will fall if interest rates increase. These securities typically fall in value when interest rates rise and rise in value when interest rates fall. Fixed income securities with longer periods before maturity are often more sensitive to interest rate changes. If a CEF is leveraged (i.e., borrows for investment purposes) it may be expected to have greater interest rate sensitivity.

         Credit Risk. The risk that a bond issuer fails to make principal or interest payments when due to a CEF, or that the credit quality of the issuer falls. CEFs' investments in securities issued by U.S. Government sponsored entities, such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association, are not funded by Congressional appropriations and are neither guaranteed nor insured by the U.S. Government. Furthermore, no assurances can be given that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. Corporate bonds are subject to greater credit risk than U.S. Government bonds.

         High Yield Risk. CEFs that invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce a CEF's ability to sell these securities. If the issuer of a security is in default with respect to interest or principal payments, the CEF may lose its entire investment.

         Preferred Stock Risk. There are certain additional risks associated with investing in preferred securities, including, but not limited to, (i) preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer; (ii) preferred securities are generally subordinated to bonds and other debt instruments in a company's capital structure in terms of having priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments; preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. Government securities; generally, traditional preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer's board; in certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date.

         Leverage Risks. CEFs may employ the use of leverage in their portfolios through the issuance of preferred stock, borrowing from banks or other methods. While this leverage often serves to increase yield, it also subjects a CEF to increased risks. These risks may include the likelihood of increased volatility and the possibility that a CEF's common stock income will fall if the dividend rate on the preferred shares or the interest rate on any borrowings rises. The use of leverage is premised upon the expectation that the cost of leverage will be lower than the return on the investments made with the proceeds. However, if the income or capital appreciation from the securities purchased with such proceeds is not sufficient to cover the cost of leverage or if the CEF incurs capital losses, the return to a CEF's common stockholders, such as the Fund, will be less than if leverage had not been used.

         Convertible Security Risk. Convertible security risk is the risk that the value of a CEF's convertible securities may decline in response to such factors as rising interest rates and fluctuations in the market price of the convertible securities' underlying common stock.

         Senior Loan Risk. The risks associated with senior loans are similar to the risks of junk bonds, although senior loans are typically senior and secured, whereas junk bonds are often subordinated and unsecured. Investments in senior loans are typically below investment grade and are considered speculative because of the credit risk of their issuers. Such companies are more likely to default on their payments of interest and principal owed, and such defaults could reduce a CEF's net asset value and income distributions.

         Mortgage-Backed Securities Risk. The risks associated with mortgage-related securities include: (1) credit risk associated with the performance of the underlying mortgage properties and of the borrowers owning these properties; (2) adverse changes in economic conditions and circumstances, which are more likely to have an adverse impact on mortgage-related securities secured by loans on certain types of commercial properties than on those secured by loans on residential properties; (3) prepayment risk, which can lead to significant fluctuations in value of the mortgage-related security; (4) loss of all or part of the premium, if any, paid; and (5) decline in the market value of the security, whether resulting from changes in interest rates or prepayments on the underlying mortgage collateral. Asset-backed securities involve certain risks in

         Asset-Backed Securities Risk. Asset-backed securities are subject to the same risks associated with mortgage-backed securities, as well as the following additional risks: (1) primarily, these securities do not have the benefit of the same security interest in the underlying collateral as mortgage-related securities and are more dependent on the borrower's ability to pay; (2) credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due; and (3) most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations.

         Municipal Bond Risk. Municipal securities can be significantly affected by political changes as well as uncertainties related to taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects (for example, education, healthcare or transportation), conditions in those sectors can affect the overall municipal market.

         Sector Concentration Risk. A significant percentage of a CEF may be comprised of issuers in a single industry or sector of the economy. If a CEF is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.

         Issuer-specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

The following outlines the primary risks associated with investing in CEFs generally.

         Risks of Investing In Other Investment Companies. Investments in securities of other investment companies involve risks, including, among others, the fact that shares of other investment companies are subject to the management fees and other expenses of those companies, and the purchase of shares of

CEFs may sometimes require the payment of substantial premiums above the value of such funds' portfolio securities or net asset values. The Fund must continue, at the same time, to pay its own management fees and expenses with respect to all of its investments.

         Equity Risk. The value of the equity securities of CEFs may fall due to general market and economic conditions, perceptions regarding CEFs generally or factors relating to specific companies in which the CEFs invest.

         Discount Risk. CEFs frequently trade at a discount from their net asset value. This characteristic is a risk separate and distinct from the risk that net asset value could decrease as a result of a CEF's investment activities. If the Fund is required to sell shares of CEFs, the Fund's ability to realize gains or losses from the sale of such shares will be dependent not on the CEFs' net asset values, but entirely upon whether the market price of the shares at the time of sale is above or below the Fund's purchase price for the shares.

         Manager Risk. The Fund's investments in CEFs is subject to the ability of such CEFs' managers to achieve the CEFs' investment objectives.

         Dividend Risk. Shares issued by CEFs do not assure dividend payments. Dividends are paid only when declared by the boards of directors of the CEFs, and the level of dividends may vary over time. If a CEF reduces or eliminates the level of its regular dividends, this may reduce the level of dividends paid by the Fund, and may cause the market prices of the CEF's shares and the Shares to fall.

         Anti-Takeover Provisions Risk. Certain provisions of the organizational documents of CEFs could have the effect of limiting the ability of other entities or persons to acquire control of such CEFs or to modify their structure. The provisions may have the effect of depriving CEF investors, including the Fund, of an opportunity to sell their shares at a premium over prevailing market prices.

The following outlines other primary risks associated with investing in the Fund.

         Non-Correlation Risk. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index. Since the Index constituents may vary on a semi-annual basis, the Fund's costs associated with rebalancing may be greater than those incurred by other exchange-traded funds that track indices whose composition changes less frequently.

         The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the stocks in the Index with the same weightings as the Index.

         Replication Management Index. Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Index.

         Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. Certain CEFs may also be non-diversified, and the Fund's investments in any such CEFs would be subject to similar risks.

FUND PERFORMANCE

         As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund.

FEES AND EXPENSES OF THE FUND

         This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.(1)

SHAREHOLDER FEES (paid directly from your investment)(2)(3)................None*

ANNUAL FUND OPERATING EXPENSES(4) (expenses that are deducted from Fund assets)

Management Fees............................................................0.50%
Distribution and/or service  (12b-1) fees(5)............................... -  %
Other expenses.............................................................[  ]%
Total annual Fund operating expenses.......................................[  ]%
Expense Waiver and Reimbursements(6).......................................[  ]%
Net Operating Expenses.....................................................[  ]%

1. The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending August 31, 2007.

2. When buying or selling Shares through a Broker, you will incur customary brokerage commissions and charges.

3. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee may be charged.

4.       Expressed as a percentage of average net assets.

5. The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

6. The Fund's Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, a portion of the Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.60% of average net assets per year, at least until December 31, 2009. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Investment Adviser have entered into an Expense Reimbursement Agreement (the "Expense

         Agreement") in which the Investment Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). For a period of five years subsequent to the Fund's commencement of operations, the Investment Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the expense cap.

         * See the following discussion of "Creation Transaction Fees and Redemption Transaction Fees".

EXAMPLE

         The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

         The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                          ONE YEAR          THREE YEARS
                                          $[    ]             $[    ]


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

         The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (assuming 75 stocks in each Creation Unit). The value of a Creation Unit as of first creation was approximately $1,250,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 per transaction (assuming 75 stocks in each Creation Unit. See "How to Buy and Sell Shares" later in this Prospectus). APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,250,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $[ ] if the Creation Unit is redeemed after one year, and $[ ] if the Creation Unit is redeemed after three years.

         If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

                  CLAYMORE/SABRIENT CEF INCOME OPPORTUNITY ETF

INVESTMENT OBJECTIVE

         The Fund seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an index of closed-end funds called the Sabrient Closed-End Fund Income Index (the "CEF Income Index" or "Index). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval.

PRIMARY INVESTMENT STRATEGIES

         The Fund, using a low cost "passive" or "indexing" investment approach, will seek to replicate, before expenses, the performance of the CEF Income Index. The Index comprises a mixture of closed-end funds selected, based on investment and other criteria, from a broad universe of closed-end funds trading on the major U.S. exchanges. The Fund will normally invest at least 90% of its total assets in securities that comprise the Index. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust may change the Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated.

         The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of
1.00 would represent perfect correlation.

         The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the stocks in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another stock in the Index, purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components, or utilize various combinations of other available investment techniques, in seeking to accurately track the Index. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index or purchase stocks that are not yet represented in the Index in anticipation of their removal from or addition to the Index.

INDEX METHODOLOGY

         The CEF Income Index selection methodology is designed to identify a group of secondary market CEFs that together provide a specified allocation to equities and fixed income within target ranges. The Index seeks to provide an appropriate mix of equity and fixed income exposure for seeking income. The selection methodology considers CEF liquidity, the magnitude of the price premium or discount, as well as relative price performance. The Index's target allocations are 100% income opportunities among its CEF constituents.

         The Index constituent selection methodology was developed by Sabrient Systems LLC ("Sabrient" or the "Index Provider") as a quantitative approach to selecting funds from a broad universe of CEFs. The Index member selection model evaluates and selects CEFs using a proprietary, 100% rules-based methodology developed by Sabrient.

         The Index constituent selection methodology utilizes multi-factor proprietary selection rules to identify those CEFs that offer the greatest potential from a risk/return perspective while maintaining diversification among regions, industries, and asset classes. The approach is specifically designed to enhance investment applications and investability. The Index is adjusted quarterly to ensure timely constituent selections.

INDEX CONSTRUCTION

         1. Potential Index constituents include all CEFs trading on major U.S. exchanges.

         2. The CEF Income Index identifies the highest-ranking CEFs among the eligible funds using a 100% rules-based quantitative ranking methodology that ranks each CEF based on the composite scoring of a handful of specially-targeted factors including, historical distributions, current distributions and liquidity, with all CEFs sorted from highest to lowest overall score.

         3. Approximately 75 of the highest ranking CEFs are chosen and given a modified equal weighting, based on liquidity or other factors deemed appropriate by Sabrient, within the defined equity and fixed income allocations in the Index.

         4. The constituent selection process and portfolio rebalance is repeated at least once per quarter, generally on the first trading day of each calendar quarter.

PRIMARY INVESTMENT RISKS

         Investors should consider the following risk factors and special considerations associated with investing in the fund, which may cause you to lose money.

         Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

         The risks of investing in the Fund include risks associated with (a) the investments made by the CEFs in which the Fund invests and (b) the Fund's investments in CEFs generally.

The following outlines the primary risks of strategies pursued by the types of CEFs in which the Fund may invest.

         Equity Risk. A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by CEFs will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the CEFs participate, or factors relating to specific companies in which the CEFs invest. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by a CEF; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the CEFs. In addition, common stock of an issuer in a CEF's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

         Interest Rate Risk. Interest rate risk is the risk that the value of fixed income securities will fall if interest rates increase. These securities typically fall in value when interest rates rise and rise in value when interest rates fall. Fixed income securities with longer periods before maturity are often more sensitive to interest rate changes. If a CEF is leveraged (i.e., borrows for investment purposes) it may be expected to have greater interest rate sensitivity.

         Credit Risk. The risk that a bond issuer fails to make principal or interest payments when due to a CEF, or that the credit quality of the issuer falls. CEFs' investments in securities issued by U.S. Government sponsored entities, such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association, are not funded by Congressional appropriations and are neither guaranteed nor insured by the U.S. Government. Furthermore, no assurances can be given that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. Corporate bonds are subject to greater credit risk than U.S. Government bonds.

         High Yield Risk. CEFs that invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce a CEF's ability to sell these securities. If the issuer of a security is in default with respect to interest or principal payments, the CEF may lose its entire investment.

         Preferred Stock Risk. There are certain additional risks associated with investing in preferred securities, including, but not limited to, (i) preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer; (ii) preferred securities are generally subordinated to bonds and other debt instruments in a company's capital structure in terms of having priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments; preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. Government securities; generally, traditional preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer's board; in certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date.

         Leverage Risks. CEFs may employ the use of leverage in their portfolios through the issuance of preferred stock, borrowing from banks or other methods. While this leverage often serves to increase yield, it also subjects a CEF to increased risks. These risks may include the likelihood of increased volatility and the possibility that a CEF's common stock income will fall if the dividend rate on the preferred shares or the interest rate on any borrowings rises. The use of leverage is premised upon the expectation that the cost of leverage will be lower than the return on the investments made with the proceeds. However, if the income or capital appreciation from the securities purchased with such proceeds is not sufficient to cover the cost of leverage or if the CEF incurs capital losses, the return to a CEF's common stockholders, such as the Fund, will be less than if leverage had not been used.

         Convertible Security Risk. Convertible security risk is the risk that the value of a CEF's convertible securities may decline in response to such factors as rising interest rates and fluctuations in the market price of the convertible securities' underlying common stock.

         Senior Loan Risk. The risks associated with senior loans are similar to the risks of junk bonds, although senior loans are typically senior and secured, whereas junk bonds are often subordinated and unsecured. Investments in senior loans are typically below investment grade and are considered speculative because of the credit risk of their issuers. Such companies are more likely to default on their payments of interest and principal owed, and such defaults could reduce a CEF's net asset value and income distributions.

         Mortgage-Backed Securities Risk. The risks associated with mortgage-related securities include: (1) credit risk associated with the performance of the underlying mortgage properties and of the borrowers owning these properties; (2) adverse changes in economic conditions and circumstances, which are more likely to have an adverse impact on mortgage-related securities secured by loans on certain types of commercial properties than on those secured by loans on residential properties; (3) prepayment risk, which can lead to significant fluctuations in value of the mortgage-related security; (4) loss of all or part of the premium, if any, paid; and (5) decline in the market value of the security, whether resulting from changes in interest rates or prepayments on the underlying mortgage collateral. Asset-backed securities involve certain risks in

         Asset-Backed Securities Risk. Asset-backed securities are subject to the same risks associated with mortgage-backed securities, as well as the following additional risks: (1) primarily, these securities do not have the benefit of the same security interest in the underlying collateral as mortgage-related securities and are more dependent on the borrower's ability to pay; (2) credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due; and (3) most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations.

         Municipal Bond Risk. Municipal securities can be significantly affected by political changes as well as uncertainties related to taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects (for example, education, healthcare or transportation), conditions in those sectors can affect the overall municipal market.

         Sector Concentration Risk. A significant percentage of a CEF may be comprised of issuers in a single industry or sector of the economy. If a CEF is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.

         Issuer-specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

The following outlines the primary risks associated with investing in CEFs generally.

         Risks of Investing In Other Investment Companies. Investments in securities of other investment companies involve risks, including, among others, the fact that shares of other investment companies are subject to the management fees and other expenses of those companies, and the purchase of shares of CEFs may sometimes require the payment of substantial premiums above the value of such funds' portfolio securities or net asset values. The Fund must continue, at the same time, to pay its own management fees and expenses with respect to all of its investments.

         Equity Risk. The value of the equity securities of CEFs may fall due to general market and economic conditions, perceptions regarding CEFs generally or factors relating to specific companies in which the CEFs invest.

         Discount Risk. CEFs frequently trade at a discount from their net asset value. This characteristic is a risk separate and distinct from the risk that net asset value could decrease as a result of a CEF's investment activities. If the Fund is required to sell shares of CEFs, the Fund's ability to realize gains or losses from the sale of such shares will be dependent not on the CEFs' net asset values, but entirely upon whether the market price of the shares at the time of sale is above or below the Fund's purchase price for the shares.

         Manager Risk. The Fund's investments in CEFs is subject to the ability of such CEFs' managers to achieve the CEFs' investment objectives.

         Dividend Risk. Shares issued by CEFs do not assure dividend payments. Dividends are paid only when declared by the boards of directors of the CEFs, and the level of dividends may vary over time. If a CEF reduces or eliminates the level of its regular dividends, this may reduce the level of dividends paid by the Fund, and may cause the market prices of the CEF's shares and the Shares to fall.

         Anti-Takeover Provisions Risk. Certain provisions of the organizational documents of CEFs could have the effect of limiting the ability of other entities or persons to acquire control of such CEFs or to modify their structure. The provisions may have the effect of depriving CEF investors, including the Fund, of an opportunity to sell their shares at a premium over prevailing market prices.

The following outlines other primary risks associated with investing in the Fund.

         Non-Correlation Risk. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index. Since the Index constituents may vary on a semi-annual basis, the Fund's costs associated with rebalancing may be greater than those incurred by other exchange-traded funds that track indices whose composition changes less frequently.

         The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the stocks in the Index with the same weightings as the Index.

         Replication Management Index. Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Index.

         Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. Certain CEFs may also be non-diversified, and the Fund's investments in any such CEFs would be subject to similar risks.

FUND PERFORMANCE

         As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund.

FEES AND EXPENSES OF THE FUND

         This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.(1)

SHAREHOLDER FEES (paid directly from your investment)(2)(3)................None*

ANNUAL FUND OPERATING EXPENSES(4) (expenses that are deducted from Fund assets)

Management Fees............................................................0.50%
Distribution and/or service  (12b-1) fees(5)............................... -  %
Other expenses.............................................................[  ]%
Total annual Fund operating expenses.......................................[  ]%
Expense Waiver and Reimbursements(6).......................................[  ]%
Net Operating Expenses.....................................................[  ]%

1. The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending August 31, 2007.

2. When buying or selling Shares through a Broker, you will incur customary brokerage commissions and charges.

3. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee may be charged.

4.       Expressed as a percentage of average net assets.

5. The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

6. The Fund's Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, a portion of the Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.60% of average net assets per year, at least until December 31, 2009. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Investment Adviser have entered into an Expense Reimbursement Agreement (the "Expense Agreement") in which the Investment Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). For a period of five years subsequent to the Fund's commencement of operations, the Investment Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the expense cap.

         * See the following discussion of "Creation Transaction Fees and Redemption Transaction Fees".

EXAMPLE

         The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

         The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                          ONE YEAR          THREE YEARS
                                          $[    ]             $[    ]


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

         The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (assuming 75 stocks in each Creation Unit). The value of a Creation Unit as of first creation was approximately $1,250,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 per transaction (assuming 75 stocks in each Creation Unit. See "How to Buy and Sell Shares" later in this Prospectus). APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,250,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $[ ] if the Creation Unit is redeemed after one year, and $[ ] if the Creation Unit is redeemed after three years.

         If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

                       CLAYMORE/ZACKS GROWTH & INCOME ETF

INVESTMENT OBJECTIVE

         The Fund seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the Zacks Growth & Income Index (the "Zacks Growth & Income Index" or "Index"). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval.

PRIMARY INVESTMENT STRATEGIES

         The Fund, using a low cost "passive" or "indexing" investment approach, will seek to replicate, before expenses, the performance of the Zacks Growth & Income Index. The Index is comprised of 225 stocks selected, based on investment and other criteria, from a universe of the 1,500 most liquid U.S. listed equity securities. The universe of securities includes all U.S. stocks, including ADRs, listed on domestic exchanges. The securities in the universe are selected using a proprietary methodology developed by Zacks Investment Research ("Zacks" or the "Index Provider"). The methodology adjusts over time based on the assets in the portfolio to ensure investability at higher capacity levels. The Fund will normally invest at least 90% of its total assets in common stock and ADRs that comprise the Index. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust may change the Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated.

         The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of
1.00 would represent perfect correlation.

         The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the stocks in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another stock in the Index, purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components, or utilize various combinations of other available investment techniques, in seeking to accurately track the Index. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index or purchase stocks that are not yet represented in the Index in anticipation of their removal from or addition to the Index.

INDEX METHODOLOGY

         The Zacks Growth & Income Index selection methodology is designed to identify securities with potentially high income, long-term growth potential and superior risk-return profiles as determined by Zacks. The Index is designed to select a diversified group of stocks with the potential to outperform, on a risk-adjusted basis, the Russell 1000 Index and other benchmark indices.

         The Index constituent selection methodology utilizes multi-factor proprietary selection rules to seek to identify those stocks that offer the greatest potential from a yield and risk/return perspective. The approach is specifically designed to enhance investment applications and investability. The Index is adjusted quarterly to assure timely stock selections.

INDEX CONSTRUCTION

         1. Potential Index constituents include all U.S. equities that rank as the 1,500 largest based on market capitalization. From this initial universe a growth sub-universe and an income sub-universe are selected using a proprietary model designed by Zacks.

         2. The Index methodology is made up of two equally weighted sub-models: the growth sub-model and the income sub-model.

         3. The income sub-model ranks each company in the income sub-universe using a quantitative rules-based methodology to select the 75 highest-ranked equities. The constituent selection methodology was developed by Zacks as a quantitative approach to identify those companies that offer the greatest yield potential.

         4. The growth sub-model ranks each company in the growth sub-universe using a quantitative rules-based methodology to select the 150 highest-ranked equities. The constituent selection methodology was developed by Zacks as a quantitative approach to identify those companies that offer the greatest short-term growth potential on a risk-adjusted basis.

         5. The constituents within each sub-model are then weighted by a liquidity-based methodology. Both sub-models are then combined to each make up 50% of the Index.

         6. The constituent selection process, as well as the ranking and reconstitution, is completed quarterly for the growth sub-model and semi-annually for the income-sub-model. The 50/50 rebalancing of the two sub-models is repeated semi-annually.

PRIMARY INVESTMENT RISKS

         Investors should consider the following risk factors and special considerations associated with investing in the fund, which may cause you to lose money.

         Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

         Equity Risk. A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

         Foreign Investment Risk. The Fund's investments in non-U.S. issuers, although limited to ADRs, may involve unique risks compared to investing in securities of U.S. issuers, including, among others, less market liquidity, generally greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

         Small and Medium-sized Company Risk. Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.

         Non-Correlation Risk. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index. Since the Index constituents may vary on a quarterly basis, the Fund's costs associated with rebalancing may be greater than those incurred by other exchange-traded funds that track indices whose composition changes less frequently.

         The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the stocks in the Index with the same weightings as the Index.

         Replication Management Index. Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Index.

         Issuer-specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

         Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

FUND PERFORMANCE

         As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund.

FEES AND EXPENSES OF THE FUND

         This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.(1)

SHAREHOLDER FEES (paid directly from your investment)(2)(3)................None*

ANNUAL FUND OPERATING EXPENSES(4) (expenses that are deducted from Fund assets)

Management Fees............................................................0.50%
Distribution and/or service  (12b-1) fees(5)............................... -  %
Other expenses.............................................................[  ]%
Total annual Fund operating expenses.......................................[  ]%
Expense Waiver and Reimbursements(6).......................................[  ]%
Net Operating Expenses.....................................................[  ]%

1. The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending August 31, 2007.

2. When buying or selling Shares through a Broker, you will incur customary brokerage commissions and charges.

3. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee may be charged.

4.       Expressed as a percentage of average net assets.

5. The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

6. The Fund's Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, a portion of the Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.60% of average net assets per year, at least until December 31, 2009. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Investment Adviser have entered into an Expense Reimbursement Agreement (the "Expense Agreement") in which the Investment Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). For a period of five years subsequent to the Fund's commencement of operations, the Investment Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the expense cap.

         * See the following discussion of "Creation Transaction Fees and Redemption Transaction Fees".

EXAMPLE

         The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

         The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                          ONE YEAR          THREE YEARS
                                          $[    ]             $[    ]


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

         The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $1,500 per transaction (assuming 225 stocks in each Creation Unit). The value of a Creation Unit as of first creation was approximately $1,250,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $1,500 per transaction (assuming 225 stocks in each Creation Unit. See "How to Buy and Sell Shares" later in this Prospectus). APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,250,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $[ ] if the Creation Unit is redeemed after one year, and $[ ] if the Creation Unit is redeemed after three years.

         If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

         The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

                         CLAYMORE/ZACKS MID-CAP CORE ETF

INVESTMENT OBJECTIVE

         The Fund seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an index called the Zacks Mid-Cap Core Index (the "Zacks Mid-Cap Core Index" or "Index"). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval.

PRIMARY INVESTMENT STRATEGIES

         The Fund, using a low cost "passive" or "indexing" investment approach, will seek to replicate, before expenses, the performance of the Zacks Mid-Cap Core Index. The Index is comprised of 200 stocks selected, based on investment and other criteria, from a universe of mid-capitalization common stocks and ADRs. Currently, the mid-capitalization universe ranges from approximately $2 billion in market capitalization to $10 billion in market capitalization as defined by Zacks. The securities in the universe are selected using a proprietary strategy developed by Zacks. The Fund will normally invest at least 90% of its total assets in securities that comprise the Index. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust may change the Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated.

         The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of
1.00 would represent perfect correlation.

         The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the stocks in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another stock in the Index, purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components, or utilize various combinations of other available investment techniques, in seeking to accurately track the Index. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index or purchase stocks that are not yet represented in the Index in anticipation of their removal from or addition to the Index.

INDEX METHODOLOGY

         The Zacks Mid-Cap Core Index selection methodology is designed to identify securities with potentially superior risk-return profiles as determined by Zacks. The Index seeks to select a group of stocks with the potential to outperform the S&P MidCap 400 Index and other benchmark indices on a risk-adjusted basis.

         The Index constituent selection methodology utilizes multi-factor proprietary selection rules to identify those stocks that offer the greatest potential from a risk/return perspective. The approach is specifically designed to enhance investment applications and investability. The Index is adjusted quarterly to assure timely stock selections.

INDEX CONSTRUCTION

         1. Potential Index constituents include all common stocks and ADRs listed on major domestic exchanges. The universe is limited to those stocks that rank between the 7th percentile and 25th percentile of an ordinal ranking of all domestic equities based on descending market capitalization.

         2. Each security is ranked using a quantitative rules-based methodology that includes broker recommendation changes, valuation, liquidity, contrarian indicators, and other factors and is sorted from highest to lowest. The constituent selection methodology was developed by Zacks as a quantitative approach to identifying those securities that offer the greatest return potential on a risk-adjusted basis.

         3. The Index is comprised of the 200 highest-ranking securities chosen using a rules-based quantitative ranking methodology proprietary to Zacks. The constituents are weighted based on relative market capitalization.

         4. The constituent selection process as well as the ranking, reconstitution, and rebalancing of the Index is repeated quarterly.

PRIMARY INVESTMENT RISKS

         Investors should consider the following risk factors and special considerations associated with investing in the fund, which may cause you to lose money.

         Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

         Equity Risk. A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

         Foreign Investment Risk. The Fund's investments in non-U.S. issuers, although limited to ADRs, may involve unique risks compared to investing in securities of U.S. issuers, including, among others, less market liquidity, generally greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

         Medium-sized Company Risk. Investing in securities of medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.

         Non-Correlation Risk. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index. Since the Index constituents may vary on a quarterly basis, the Fund's costs associated with rebalancing may be greater than those incurred by other exchange-traded funds that track indices whose composition changes less frequently.

         The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the stocks in the Index with the same weightings as the Index.

         Replication Management Index. Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Index.

         Issuer-specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

         Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

FUND PERFORMANCE

         As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund.

FEES AND EXPENSES OF THE FUND

         This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.(1)

SHAREHOLDER FEES (paid directly from your investment)(2)(3)................None*

ANNUAL FUND OPERATING EXPENSES(4) (expenses that are deducted from Fund assets)

Management Fees............................................................0.50%
Distribution and/or service  (12b-1) fees(5)............................... -  %
Other expenses.............................................................[  ]%
Total annual Fund operating expenses.......................................[  ]%
Expense Waiver and Reimbursements(6).......................................[  ]%
Net Operating Expenses.....................................................[  ]%

1. The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending August 31, 2007.

2. When buying or selling Shares through a Broker, you will incur customary brokerage commissions and charges.

3. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee may be charged.

4.       Expressed as a percentage of average net assets.

5. The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

6. The Fund's Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, a portion of the Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.60% of average net assets per year, at least until December 31, 2009. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Investment Adviser have entered into an Expense Reimbursement Agreement (the "Expense Agreement") in which the Investment Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). For a period of five years subsequent to the Fund's commencement of operations, the Investment Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the expense cap.

         * See the following discussion of "Creation Transaction Fees and Redemption Transaction Fees".

EXAMPLE

         The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

         The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                          ONE YEAR          THREE YEARS
                                          $[    ]             $[    ]


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

         The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $1,000 per transaction (assuming 200 stocks in each Creation Unit). The value of a Creation Unit as of first creation was approximately $1,250,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $1,000 per transaction (assuming 200 stocks in each Creation Unit. See "How to Buy and Sell Shares" later in this Prospectus). APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,250,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $[ ] if the Creation Unit is redeemed after one year, and $[ ] if the Creation Unit is redeemed after three years.

         If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

         The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

                         SECONDARY INVESTMENT STRATEGIES

         Each Fund will normally invest at least 90% of its total assets in component securities that comprise its respective Index. The Funds may invest their remaining assets in money market instruments, including repurchase agreements or other funds which invest exclusively in money market instruments (subject to applicable limitations under the Investment Company Act of 1940, as amended (the "1940 Act"), or exemptions therefrom), convertible securities, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors, such as the movement of a particular stock or stock index) and in options and futures contracts. Options and futures contracts (and convertible securities and structured notes) may be used by a Fund in seeking performance that corresponds to its respective Index, and in managing cash flows. The Funds will not invest in money market instruments as part of a temporary defensive strategy to protect against potential stock market declines. The Investment Adviser anticipates that it may take approximately three business days (i.e., each day the [ ] is open) for additions and deletions to each Fund's Index to be reflected in the portfolio composition of the Fund.

         Each Fund may borrow money from a bank up to a limit of 10% of the value of its assets, but only for temporary or emergency purposes.

         The Funds may lend their portfolio securities to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. In connection with such loans, the Fund receives liquid collateral equal to at least 102% of the value of the portfolio securities being lent. This collateral is marked to market on a daily basis.

         The policies described herein constitute non-fundamental policies that may be changed by the Board of Trustees without shareholder approval. Certain other fundamental policies of the Fund are set forth in the Statement of Additional Information under "Investment Restrictions."

                         ADDITIONAL RISK CONSIDERATIONS

         In addition to the risks described previously, there are certain other risks related to investing in the Funds.

         Trading Issues. Trading in Shares on the [ ] may be halted due to market conditions or for reasons that, in the view of the [ ], make trading in Shares inadvisable. In addition, trading in Shares on the [ ] is subject to trading halts caused by extraordinary market volatility pursuant to the [ ] "circuit breaker" rules. There can be no assurance that the requirements of the [ ] necessary to maintain the listing of the Funds will continue to be met or will remain unchanged.

         Fluctuation of Net Asset Value. The NAV of a Fund's Shares will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Shares on the [ ]. The Investment Adviser cannot predict whether the Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of the Index trading individually or in the aggregate at any point in time.

         However, given that the Shares can be purchased and redeemed in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes premiums to, their NAV), the Investment Adviser believes that large discounts or premiums to the NAV of the Shares should not be sustained.

         Securities Lending. Although a Fund will receive collateral in connection with all loans of its securities holdings, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Fund will bear the risk of loss of any cash collateral that it invests.

         Leverage. To the extent that a Fund borrows money, it may be leveraged. Leveraging generally exaggerates the effect on NAV of any increase or decrease in the market value of the Fund's portfolio securities.

         These risks are described further in the Statement of Additional Information.

                          INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER

         Claymore Advisors, LLC, a wholly-owned subsidiary of Claymore Group Inc., acts as each Fund's investment adviser pursuant to an advisory agreement with the Fund (the "Advisory Agreement"). The Investment Adviser is a Delaware limited liability company with its principal offices located at 2455 Corporate West Drive, Lisle, Illinois 60532. As of December 31, 2006, Claymore entities have provided supervisory, management, servicing or distribution services on approximately $16 billion in assets through closed-end funds, unit investment trusts, mutual funds, separately managed accounts and exchange-traded funds. Pursuant to the Advisory Agreement, the Investment Adviser manages the investment and reinvestment of each Fund's assets and administers the affairs of each Fund to the extent requested by the Board of Trustees. The Investment Adviser also acts as investment adviser to closed-end and open-end management investment companies.

         Pursuant to the Advisory Agreement, each Fund pays the Investment Adviser an advisory fee for the services and facilities it provides payable on a monthly basis at the annual rate of 0.50% of each Fund's average daily net assets. From time to time, the Investment Adviser may waive all or a portion of its fee.

         In addition to advisory fees, each Fund pays all other costs and expenses of its operations, including service fees, distribution fees, custodian fees, legal and independent registered public accounting firm fees, the costs of reports and proxies to shareholders, compensation of Trustees (other than those who are affiliated persons of the Investment Adviser) and all other ordinary business expenses not specifically assumed by the Investment Adviser.

APPROVAL OF ADVISORY AGREEMENT

         A discussion regarding the basis for the Board of Trustees' approval of the Advisory Agreement will be available in each Fund's [annual] report to shareholders to be dated [ ], 2007.

PORTFOLIO MANAGEMENT

         The portfolio manager who is currently responsible for the day-to-day management of the Funds' portfolio is Chuck Craig, CFA. Mr. Craig is a Managing Director, Research and Development, of the Investment Adviser and Claymore Securities, Inc. and joined Claymore Securities, Inc. in May of 2003.

Before joining Claymore Securities, Inc., Mr. Craig spent four years with First Trust Portfolios L.P. (formerly Nike Securities) as an equity-research analyst and portfolio manager within the Equity Strategy Research group. Prior to joining First Trust Portfolios L.P., Mr. Craig spent three years as a portfolio analyst with PMA Securities, Inc., a brokerage firm specializing in municipal finance. Mr. Craig received a M.S. in Financial Markets from the Center for Law and Financial Markets at the Illinois Institute of Technology. He also earned a B.S. in Finance from Northern Illinois University.

         The Statement of Additional Information provides additional information about the portfolio manager's compensation structure, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the Funds he manages.

                        PURCHASE AND REDEMPTION OF SHARES

GENERAL

         The Shares will be issued or redeemed by the Funds at net asset value per Share only in Creation Unit size. See "Creations, Redemptions and Transaction Fees."

         Most investors will buy and sell Shares of the Funds in secondary market transactions through brokers. Shares of the Funds will be listed for trading on the secondary market on the [ ]. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in "round lots" of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller "odd lots," at no per-share price differential. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The Funds will trade on the [ ] at prices that may differ to varying degrees from the daily NAV of the Shares. Given that each Fund's Shares can be issued and redeemed in Creation Units, the Investment Adviser believes that large discounts and premiums to NAV should not be sustained for long. The Funds will trade under the [ ] symbols set forth in the chart below, subject to notice of issuance.

------------------------------------------------------------ -------------------
NAME OF FUND                                                 [   ] TICKER SYMBOL
------------------------------------------------------------ -------------------
Claymore/BBD Optimax Income ETF
------------------------------------------------------------ -------------------
Claymore/BIR All-Star Select ETF
------------------------------------------------------------ -------------------
Claymore/BIR Mid-Cap Value ETF
------------------------------------------------------------ -------------------
Claymore/BIR Small-Cap Core ETF
------------------------------------------------------------ -------------------
Claymore/Clear Mid-Cap Growth ETF
------------------------------------------------------------ -------------------
Claymore/Great Companies Large-Cap Growth ETF
------------------------------------------------------------ -------------------
Claymore/IndexIQ Small-Cap Value ETF
------------------------------------------------------------ -------------------
Claymore/KLD Certified Sudan Free Large-Cap Core ETF
------------------------------------------------------------ -------------------

------------------------------------------------------------ -------------------
Claymore/Ocean Tomo Growth ETF
------------------------------------------------------------ -------------------
Claymore/Robeco Large-Cap Value ETF
------------------------------------------------------------ -------------------
Claymore/Sabrient CEF Balanced Opportunity ETF
------------------------------------------------------------ -------------------
Claymore/Sabrient CEF Income Opportunity ETF
------------------------------------------------------------ -------------------
Claymore/Zacks Growth & Income ETF
------------------------------------------------------------ -------------------
Claymore/Zacks Mid-Cap Core ETF
------------------------------------------------------------ -------------------


         Share prices are reported in dollars and cents per Share.

         Investors may acquire Shares directly from the Funds, and shareholders may tender their Shares for redemption directly to the Funds, only in Creation Units of 50,000 Shares, as discussed in the "Creations, Redemptions and Transaction Fees" section, which follows.

BOOK ENTRY

         Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares of the Funds and is recognized as the owner of all Shares for all purposes.

         Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you may hold in book entry or "street name" form.

                           HOW TO BUY AND SELL SHARES

PRICING FUND SHARES

         The trading price of each Fund's shares on the [ ] may differ from the Fund's daily net asset value and can be affected by market forces of supply and demand, economic conditions and other factors.

         The [ ] intends to disseminate the approximate value of Shares of the Funds every fifteen seconds. This approximate value should not be viewed as a "real-time" update of the NAV per Share of the Funds because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and the Funds do not make any warranty as to its accuracy.

         The net asset value per Share for each Fund is determined once daily as of the close of the NYSE, usually 4:00 p.m. Eastern time, each day the NYSE is open for trading. NAV per Share is determined by dividing the value of the Fund's portfolio securities, cash and other assets (including accrued interest), less all liabilities (including accrued expenses), by the total number of shares outstanding.

         Equity securities are valued at the last reported sale price on the principal exchange or on the principal OTC market on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. Securities for which market quotations are not readily available, including restricted securities, are valued by a method that the Trustees believe accurately reflects fair value. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable, such as when a security's value or meaningful portion of a Fund's portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the NYSE. In such a case, the value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale.

CREATION UNITS

         Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Funds must have entered into an authorized participant agreement with the distributor and the transfer agent, or purchase through a dealer that has entered into such an agreement. Set forth below is a brief description of the procedures applicable to purchase and redemption of Creation Units. For more detailed information, see "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

HOW TO BUY SHARES

         In order to purchase Creation Units of a Fund, an investor must generally deposit a designated portfolio of equity securities constituting a substantial replication, or a representation, of the stocks included in the Index (the "Deposit Securities") and generally make a small cash payment referred to as the "Cash Component." For those Authorized Participants that are not eligible for trading a Deposit Security, custom orders are available. The list of the names and the numbers of shares of the Deposit Securities is made available by the Funds' custodian through the facilities of the National Securities Clearing Corporation, commonly referred to as NSCC, immediately prior to the opening of business each day of the [ ]. The Cash Component represents the difference between the net asset value of a Creation Unit and the market value of the Deposit Securities. In the case of custom orders, cash-in-lieu may be added to the Cash Component to replace any Deposit Securities that the Authorized Participant may not be eligible to trade.

         Orders must be placed in proper form by or through either (i) a "Participating Party" i.e., a broker-dealer or other participant in the Clearing Process of the Continuous Net Settlement System of the NSCC (the "Clearing Process") or (ii) a participant of The Depository Trust Company ("DTC Participant") that has entered into an agreement with the Trust, the distributor and the transfer agent, with respect to purchases and redemptions of Creation Units (collectively, "Authorized Participant" or "AP"). All standard orders must be placed for one or more whole Creation Units of Shares of each Fund and must be received by the distributor in proper form no later than the close of regular trading on the [ ]

(ordinarily 4:00 p.m. Eastern time) ("Closing Time") in order to receive that day's closing NAV per Share. In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the distributor no later than one hour prior to Closing Time in order to receive that day's closing NAV per Share. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or any other relevant reason. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

         A fixed creation transaction fee of $500 per transaction (assuming 100 or fewer stocks in each Creation Unit; Creation Units that have 101-200 stocks are subject to a fee of $1,000; Creation Units that have 201-300 stocks are subject to a fee of $1,500; Creation Units that have 301-400 stocks are subject to a fee of $2,000; Creation Units that have 401-500 stocks are subject to a fee of $2,500) (the "Creation Transaction Fee") is applicable to each transaction regardless of the number of Creation Units purchased in the transaction. An additional charge of up to four times the Creation Transaction Fee may be imposed with respect to transactions effected outside of the Clearing Process (through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information. The price for each Creation Unit will equal the daily NAV per Share times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

         Shares of each Fund may be issued in advance of receipt of all Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 115% of the market value of the missing Deposit Securities. Any such transaction effected must be effected outside the Clearing Process. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

LEGAL RESTRICTIONS ON TRANSACTIONS IN CERTAIN STOCKS

         An investor subject to a legal restriction with respect to a particular stock required to be deposited in connection with the purchase of a Creation Unit may, at a Fund's discretion, be permitted to deposit an equivalent amount of cash in substitution for any stock which would otherwise be included in the Deposit Securities applicable to the purchase of a Creation Unit. For more details, see "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

REDEMPTION OF SHARES

         Shares may be redeemed only in Creation Units at their NAV and only on a day the [ ] is open for business. The Funds' custodian makes available immediately prior to the opening of business each day of the [ ], through the facilities of the NSCC, the list of the names and the numbers of shares of the Funds' portfolio securities that will be applicable that day to redemption requests in proper form ("Fund Securities"). Fund Securities received on redemption may not be identical to Deposit Securities which are applicable to purchases of Creation Units. Unless cash redemptions are available or specified for the Funds, the redemption proceeds consist of the Fund Securities, plus cash in an amount equal to the difference between the NAV of Shares being redeemed as next determined after receipt by the transfer agent of a redemption request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less the applicable redemption fee and, if applicable, any transfer taxes. Should the Fund Securities have a value greater than the NAV of Shares being redeemed, a compensating cash payment to the Trust equal to the differential, plus the applicable redemption fee and, if applicable, any transfer taxes


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

will be required to be arranged for by or on behalf of the redeeming shareholder. For more details, see "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

         An order to redeem Creation Units of the Fund may only be effected by or through an Authorized Participant. An order to redeem must be placed for one or more whole Creation Units and must be received by the transfer agent in proper form no later than the close of regular trading on the [ ] (normally 4:00 p.m. Eastern time) in order to receive that day's closing NAV per Share. In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the transfer agent no later than 3:00 p.m. Eastern time.

         A fixed redemption transaction fee of $500 per transaction (assuming 100 or fewer stocks in each Creation Unit; Creation Units that have 101-200 stocks are subject to a fee of $1,000; Creation Units that have 201-300 stocks are subject to a fee of $1,500; Creation Units that have 301-400 stocks are subject to a fee of $2,000; Creation Units that have 401-500 stocks are subject to a fee of $2,500) (the "Redemption Transaction Fee") is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional charge of up to four times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by the Trust with respect to redemptions effected outside of the Clearing Process or to the extent that redemptions are for cash. The Funds reserve the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities, however, a Fund may, in its discretion, reject any such request. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

DISTRIBUTIONS

         Dividends and Capital Gains. Fund shareholders are entitled to their share of a Fund's income and net realized gains on its investments. Each Fund pays out substantially all of its net earnings to its shareholders as "distributions."

         Each Fund typically earns income dividends from stocks and interest from debt securities. These amounts, net of expenses, are passed along to Fund shareholders as "income dividend distributions." Each Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as "capital gain distributions."

         Income dividends, if any, are distributed to shareholders annually. Net capital gains are distributed at least annually. Dividends may be declared and paid more frequently to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code. In addition, each Fund intends to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities as if the Fund owned the underlying investment securities for the entire dividend period. As a result, some portion of each distribution may result in a return of capital. Fund shareholders will be notified regarding the portion of the distribution that represents a return of capital.

         Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through which the Shares were purchased makes such option available.

DISTRIBUTION PLAN AND SERVICE PLAN

         The Board of Trustees of the Trust has adopted a distribution and services plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the


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

provision of ongoing services to shareholders of each class and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year.

         No 12b-1 fees are currently paid by the Funds, and there are no current plans to impose these fees. However, in the event 12b-1 fees are charged in the future, because these fees are paid out of a Fund's assets on an ongoing basis, these fees will increase the cost of your investment in the Fund. By purchasing shares subject to distribution fees and service fees, you may pay more over time than you would by purchasing shares with other types of sales charge arrangements. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the NASD. The net income attributable to the Shares will be reduced by the amount of distribution fees and service fees and other expenses of the Funds.

                       FREQUENT PURCHASES AND REDEMPTIONS

         The Funds impose no restrictions on the frequency of purchases and redemptions. The Board of Trustees evaluated the risks of market timing activities by the Funds' shareholders when they considered that no restriction or policy was necessary. The Board considered that, unlike traditional mutual funds, each Fund issues and redeems its shares at NAV for a basket of securities intended to mirror the Fund's portfolio, plus a small amount of cash, and a Fund's Shares may be purchased and sold on the exchange at prevailing market prices. Given this structure, the Board determined that it is unlikely that (a) market timing would be attempted by each Fund's shareholders or (b) any attempts to market time a Fund by its shareholders would result in negative impact to the Fund or its shareholders.

                             FUND SERVICE PROVIDERS

         Claymore Advisors, LLC is the administrator of the Funds.

         BNY is the custodian and fund accounting and transfer agent for the Funds.

         Clifford Chance US LLP serves as legal counsel to the Funds.

         _____________ serves as the Fund's independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.

                                 INDEX PROVIDERS

         Benchmarks By Design is the Index Provider for the Claymore/BBD Optimax Income ETF. BBD is not affiliated with the Trust, the Investment Adviser or the distributor. The Investment Adviser has entered into a license agreement with BBD to use the Index. The Fund is entitled to use the Index pursuant to a sub-licensing arrangement with the Investment Adviser.

         Best Independent Research, LLC is the Index Provider for the Claymore/BIR All-Star Select ETF, Claymore/BIR Mid-Cap Value ETF and Claymore/BIR Small-Cap Core ETF. BIR is not affiliated with the Trust, the Investment Adviser or the distributor. The Investment Adviser has entered into a license agreement with BIR to use the Index. The Fund is entitled to use the Index pursuant to a sub-licensing arrangement with the Investment Adviser.

         Clear Indexes LLC is the Index Provider for the Claymore/Clear Mid-Cap Growth ETF. Clear is not affiliated with the Trust, the Investment Adviser or the distributor. The Investment Adviser has entered into a license agreement with Clear to use the Index. The Fund is entitled to use the Index pursuant to a sub-licensing arrangement with the Investment Adviser.

         The Great Companies, Inc. is the Index Provider for the Claymore/Great Companies Large-Cap Growth ETF. Great Companies is not affiliated with the Trust, the Investment Adviser or the distributor. The Investment Adviser has entered into a license agreement with Great Companies to use the Index. The Fund is entitled to use the Index pursuant to a sub-licensing arrangement with the Investment Adviser.

         IndexIQ, Inc. is the Index Provider for the Claymore/IndexIQ Small-Cap Value ETF. IndexIQ is not affiliated with the Trust, the Investment Adviser or the distributor. The Investment Adviser has entered into a license agreement with IndexIQ to use the Index. The Fund is entitled to use the Index pursuant to a sub-licensing arrangement with the Investment Adviser.

         KLD Research & Analytics is the Index Provider for the Claymore/KLD Certified Sudan Free Large-Cap Core ETF. KLD is not affiliated with the Trust, the Investment Adviser or the distributor. The Investment Adviser has entered into a license agreement with KLD to use the Index. The Fund is entitled to use the Index pursuant to a sub-licensing arrangement with the Investment Adviser.

         Ocean Tomo, LLC is the Index Provider for the Claymore/Ocean Tomo Growth ETF. Ocean Tomo is not affiliated with the Trust, the Investment Adviser or the distributor. The Investment Adviser has entered into a license agreement with Ocean Tomo to use the Index. The Fund is entitled to use the Index pursuant to a sub-licensing arrangement with the Investment Adviser.

         Robeco USA, L.L.C. is the Index Provider for the Claymore/Robeco Large-Cap Value ETF. Robeco is not affiliated with the Trust, the Investment Adviser or the distributor. The Investment Adviser has entered into a license agreement with Robeco to use the Index. Each Fund is entitled to use its respective Index pursuant to a sub-licensing arrangement with the Investment Adviser.

         Sabrient Systems LLC is the Index Provider for the Claymore/Sabrient CEF Balanced Opportunity ETF and Claymore/Sabrient CEF Income Opportunity ETF. Sabrient is not affiliated with the Trust, the Investment Adviser or the distributor. The Investment Adviser has entered into a license agreement with Sabrient to use the Index. The Fund is entitled to use the Index pursuant to a sub-licensing arrangement with the Investment Adviser.

         Zacks Investment Research is the Index Provider for the Claymore/Zacks Growth & Income ETF and Claymore/Zacks Mid-Cap Core ETF. Zacks is not affiliated with the Trust, the Investment Adviser or the distributor. The Investment Adviser has entered into a license agreement with Zacks to use the Index. The Fund is entitled to use the Index pursuant to a sub-licensing arrangement with the Investment Adviser.

                                   DISCLAIMERS

         The "Benchmarks By Design High Income Index" is a trademark of BBD and has been licensed for use for certain purposes by the Investment Adviser. The Fund is not sponsored, endorsed, sold or promoted by BBD and BBD makes no representation regarding the advisability of investing in Shares of the Fund.

         The "BIR-50 Index," "BIR Mid-Cap Value Index," and "BIR Mid-Cap Value Index" are trademarks of BIR and have been licensed for use for certain purposes by the Investment Adviser. The Funds are not sponsored, endorsed, sold or promoted by BIR and BIR makes no representation regarding the advisability of investing in Shares of the Funds.

         The "Clear Mid-Cap Growth Index" is a trademark of Clear and has been licensed for use for certain purposes by the Investment Adviser. The Fund is not sponsored, endorsed, sold or promoted by Clear and Clear makes no representation regarding the advisability of investing in Shares of the Fund.

         The "Great Companies, Great Investments Large-Cap Growth Index" is a trademark of Great Companies and has been licensed for use for certain purposes by the Investment Adviser. The Fund is not sponsored, endorsed, sold or promoted by Great Companies and Great Companies makes no representation regarding the advisability of investing in Shares of the Fund.

         The "IndexIQ Active Value Small Cap Index" is a trademark of IndexIQ and has been licensed for use for certain purposes by the Investment Adviser. The Fund is not sponsored, endorsed, sold or promoted by IndexIQ and IndexIQ makes no representation regarding the advisability of investing in Shares of the Fund.

         The "KLD Certified Sudan Free Large-Cap Social Index" is a trademark of KLD and has been licensed for use for certain purposes by the Investment Adviser. The Fund is not sponsored, endorsed, sold or promoted by KLD and KLD makes no representation regarding the advisability of investing in Shares of the Fund.

         The "Ocean Tomo 50 Index" is a trademark of Ocean Tomo and has been licensed for use for certain purposes by the Investment Adviser. The Fund is not sponsored, endorsed, sold or promoted by Ocean Tomo and Ocean Tomo makes no representation regarding the advisability of investing in Shares of the Fund.

         The "Robeco Large-Cap Value Index" is a trademark of Robeco and has been licensed for use for certain purposes by the Investment Adviser. The Fund is not sponsored, endorsed, sold or promoted by Robeco and Robeco makes no representation regarding the advisability of investing in Shares of the Fund.

         The "Sabrient Balanced Closed-End Fund Index" and "Sabrient Closed-End Fund Income Index" are trademarks of Sabrient and have been licensed for use for certain purposes by the Investment Adviser. The Funds are not sponsored, endorsed, sold or promoted by Sabrient and Sabrient makes no representation regarding the advisability of investing in Shares of the Funds.

         The "Zacks Growth & Income Index" and "Zacks Mid-Cap Core Index" are trademarks of Zacks and have been licensed for use for certain purposes by the Investment Adviser. The Funds are not sponsored, endorsed, sold or promoted by Zacks and Zacks makes no representation regarding the advisability of investing in Shares of the Funds.

         The Claymore/BBD Optimax Income ETF and its Shares are not sponsored, endorsed, sold or promoted by BBD. BBD makes no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of any data supplied by BBD to track general stock market performance. BBD's only relationship to the Investment Adviser is the licensing of certain trademarks and trade names of BBD and of the data supplied by BBD, which is determined, composed and calculated by BBD without regard to the Fund or its Shares. BBD has no obligation to take the needs of the Investment Adviser or the shareholders of the Fund into consideration in determining, composing or calculating the data supplied by BBD. BBD is not responsible for and has not participated in the determination of the prices of the Shares of the Fund or the timing of the issuance or sale of such Shares. BBD has no obligation or liability in connection with the administration, marketing or trading of the Fund or its Shares.

         The Claymore/BIR All-Star Select ETF, Claymore/BIR Mid-Cap Value ETF and Claymore/BIR Small-Cap Core ETF and their Shares are not sponsored, endorsed, sold or promoted by BIR. BIR makes no representation or warranty, express or implied, to the shareholders of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of any data supplied by BIR to track general stock market performance. BIR's only relationship to the Investment Adviser is the licensing of certain trademarks and trade names of BIR and of the data supplied by BIR, which is determined, composed and calculated by BIR without regard to the Funds or their Shares. BIR has no obligation to take the needs of the Investment Adviser or the shareholders of the Funds into consideration in determining, composing or calculating the data supplied by BIR. BIR is not responsible for and has not participated in the determination of the prices of the Shares of the Funds or the timing of the issuance or sale of such Shares. BIR has no obligation or liability in connection with the administration, marketing or trading of the Funds or their Shares.

         The Claymore/Clear Mid-Cap Growth ETF and its Shares are not sponsored, endorsed, sold or promoted by Clear. Clear makes no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of any data supplied by Clear to track general stock market performance. Clear's only relationship to the Investment Adviser is the licensing of certain trademarks and trade names of Clear and of the data supplied by Clear, which is determined, composed and calculated by Clear without regard to the Fund or its Shares. Clear has no obligation to take the needs of the Investment Adviser or the shareholders of the Fund into consideration in determining, composing or calculating the data supplied by Clear. Clear is not responsible for and has not participated in the determination of the prices of the Shares of the Fund or the timing of the issuance or sale of such Shares. Clear has no obligation or liability in connection with the administration, marketing or trading of the Fund or their Shares.

         The Claymore/Great Companies Large-Cap Growth ETF and its Shares are not sponsored, endorsed, sold or promoted by Great Companies. Great Companies makes no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of any data supplied by Great Companies to track general stock market performance. Great Companies' only relationship to the Investment Adviser is the licensing of certain trademarks and trade names of Great Companies and of the data supplied by Great Companies, which is determined, composed and calculated by Great Companies without regard to the Fund or its Shares. Great Companies has no obligation to take the needs of the Investment Adviser or the shareholders of the Fund into consideration in determining, composing or calculating the data supplied by Great Companies. Great Companies is not responsible for and has not participated in the determination of the prices of the Shares of the Fund or the timing of the issuance or sale of such Shares. Great Companies has no obligation or liability in connection with the administration, marketing or trading of the Fund or its Shares.

         The Claymore/IndexIQ Small-Cap Value ETF and its Shares are not sponsored, endorsed, sold or promoted by IndexIQ. IndexIQ makes no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of any data supplied by IndexIQ to track general stock market performance. IndexIQ's only relationship to the Investment Adviser is the licensing of certain trademarks and trade names of IndexIQ and of the data supplied by IndexIQ, which is determined, composed and calculated by IndexIQ without regard to the Fund or its Shares. IndexIQ has no obligation to take the needs of the Investment Adviser or the shareholders of the Fund into consideration in determining, composing or calculating the data supplied by IndexIQ. IndexIQ is not responsible for and has not participated in the determination of the prices of the Shares of the Fund or the timing of the issuance or sale of such Shares. IndexIQ has no obligation or liability in connection with the administration, marketing or trading of the Fund or its Shares.

         The Claymore/KLD Certified Sudan Free Large-Cap Core ETF and its Shares are not sponsored, endorsed, sold or promoted by KLD. KLD makes no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of any data supplied by KLD to track general stock market performance. KLD's only relationship to the Investment Adviser is the licensing of certain trademarks and trade names of KLD and of the data supplied by KLD, which is determined, composed and calculated by KLD without regard to the Fund or its Shares. KLD has no obligation to take the needs of the Investment Adviser or the shareholders of the Fund into consideration in determining, composing or calculating the data supplied by KLD. KLD is not responsible for and has not participated in the determination of the prices of the Shares of the Fund or the timing of the issuance or sale of such Shares. KLD has no obligation or liability in connection with the administration, marketing or trading of the Fund or its Shares.

         The Claymore/Ocean Tomo Growth ETF and its Shares are not sponsored, endorsed, sold or promoted by Ocean Tomo. Ocean Tomo makes no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of any data supplied by Ocean Tomo to track general stock market performance. Ocean Tomo's only relationship to the Investment Adviser is the licensing of certain trademarks and trade names of Ocean Tomo and of the data supplied by Ocean Tomo, which is determined, composed and calculated by Ocean Tomo without regard to the Fund or its Shares. Ocean Tomo has no obligation to take the needs of the Investment Adviser or the shareholders of the Fund into consideration in determining, composing or calculating the data supplied by Ocean Tomo. Ocean Tomo is not responsible for and has not participated in the determination of the prices of the Shares of the Fund or the timing of the issuance or sale of such Shares. Ocean Tomo has no obligation or liability in connection with the administration, marketing or trading of the Fund or its Shares.

         The Claymore/Robeco Large-Cap Value ETF and its Shares are not sponsored, endorsed, sold or promoted by Robeco. Robeco makes no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of any data supplied by Robeco to track general stock market performance. Robeco's only relationship to the Investment Adviser is the licensing of certain trademarks and trade names of Robeco and of the data supplied by Robeco, which is determined, composed and calculated by Robeco without regard to the Fund or its Shares. Robeco has no obligation to take the needs of the Investment Adviser or the shareholders of the Fund into consideration in determining, composing or calculating the data supplied by Robeco. Robeco is not responsible for and has not participated in the determination of the prices of the Shares of the Fund or the timing of the issuance or sale of such Shares. Robeco has no obligation or liability in connection with the administration, marketing or trading of the Fund or its Shares.

         The Claymore/Sabrient CEF Balanced Opportunity ETF and Claymore/Sabrient CEF Income Opportunity ETF and their Shares are not sponsored, endorsed, sold or promoted by Sabrient. Sabrient makes no representation or warranty, express or implied, to the shareholders of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of any data supplied by Sabrient to track general stock market performance. Sabrient's only relationship to the Investment Adviser is the licensing of certain trademarks and trade names of Sabrient and of the data supplied by Sabrient, which is determined, composed and calculated by Sabrient without regard to the Funds or their Shares. Sabrient has no obligation to take the needs of the Investment Adviser or the shareholders of the Funds into consideration in determining, composing or calculating the data supplied by Sabrient. Sabrient is not responsible for and has not participated in the determination of the prices of the Shares of the Funds or the timing of the issuance or sale of such Shares. Sabrient has no obligation or liability in connection with the administration, marketing or trading of the Funds or its Shares.

         The Claymore/Zacks Growth & Income ETF and Claymore/Zacks Mid-Cap Core ETF and their Shares are not sponsored, endorsed, sold or promoted by Zacks. Zacks makes no representation or warranty, express or implied, to the shareholders of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of any data supplied by Zacks to track general stock market performance. Zacks's only relationship to the Investment Adviser is the licensing of certain trademarks and trade names of Zacks and of the data supplied by Zacks, which is determined, composed and calculated by Zacks without regard to the Funds or their Shares. Zacks has no obligation to take the needs of the Investment Adviser or the shareholders of the Funds into consideration in determining, composing or calculating the data supplied by Zacks. Zacks is not responsible for and has not participated in the determination of the prices of the Shares of the Funds or the timing of the issuance or sale of such Shares. Zacks has no obligation or liability in connection with the administration, marketing or trading of the Funds or their Shares.

         The Investment Adviser does not guarantee the accuracy and/or the completeness of the Index or any data included therein, and the Investment Adviser shall have no liability for any errors, omissions or interruptions therein. The Investment Adviser makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares of the Funds or any other person or entity from the use of the Index or any data included therein. The Investment Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall the Investment Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Index even if notified of the possibility of such damages.

                             FEDERAL INCOME TAXATION

         As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

         Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

         o        Your Fund makes distributions,

         o        You sell your Shares listed on the [     ], and

         o        You purchase or redeem Creation Units.

TAXES ON DISTRIBUTIONS

         Dividends from net investment income, if any, are declared and paid annually. Each Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in a Fund. Dividends paid out of a Fund's income and net short-term gains, if any, are taxable as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares.

         Long-term capital gains of non-corporate taxpayers are generally taxed at a maximum rate of 15% for taxable years beginning before January 1, 2011. In addition, for these taxable years some ordinary dividends declared and paid by a Fund to non-corporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by the Fund and the shareholder.

         Distributions in excess of a Fund's current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares, and as capital gain thereafter. A distribution will reduce a Fund's net asset value per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.

         By law, each Fund must withhold a percentage of your distributions and proceeds if you have not provided a taxpayer identification number or social security number.

TAXES ON EXCHANGE-LISTED SHARES SALES

         Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

TAXES ON PURCHASE AND REDEMPTION OF CREATION UNITS

         An authorized purchaser who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger's aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

         Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

         If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

         The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in a fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on fund distributions, and sales of fund shares. Consult your personal tax advisor about the potential tax consequences of an investment in fund shares under all applicable tax laws.

                                OTHER INFORMATION

         For purposes of the 1940 Act, each Fund is treated as a registered investment company and the acquisition of Shares by other investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act.

DISCLOSURE OF PORTFOLIO HOLDINGS

         A description of the Trust's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information.

                              FINANCIAL HIGHLIGHTS

         Because the Shares of the Funds are newly offered, there is no financial information available for the Shares as of the date of this prospectus.

                              FOR MORE INFORMATION

EXISTING SHAREHOLDERS OR PROSPECTIVE INVESTORS

         o        Call your broker
         o        www.claymore.com

DEALERS

         o        www.claymore.com
         o        Distributor Telephone:  (800) 345-7999

Investment Adviser

     Claymore Advisors, LLC
     2455 Corporate West Drive
     Lisle, Illinois 60532

Distributor

     Claymore Securities, Inc.
     2455 Corporate West Drive
     Lisle, Illinois 60532

Custodian                          Transfer Agent

     The Bank of New York               The Bank of New York
     101 Barclay Street                 101 Barclay Street
     New York, New York 10286           New York, New York 10286

Legal Counsel                      Independent Registered Public Accounting Firm

     Clifford Chance US LLP             _______________
     31 West 52nd Street
     New York, New York 10019

[CLAYMORE(R) LOGO]

         A Statement of Additional Information dated [ ], which contains more details about the Funds, is incorporated by reference in its entirety into this Prospectus, which means that it is legally part of this Prospectus.

         You will find additional information about each Fund in its annual and semi-annual reports to shareholders, when available. The annual report will explain the market conditions and investment strategies affecting each Fund's performance during its last fiscal year.

         You can ask questions or obtain a free copy of the Funds' shareholder reports or the Statement of Additional Information by calling 1-800-345-7999. Free copies of the Funds' shareholder reports and the Statement of Additional Information are available from our website at www.claymore.com.

         Information about each Fund, including its reports and the Statement of Additional Information, has been filed with the SEC. It can be reviewed and copied at the SEC's Public Reference Room in Washington, DC or on the EDGAR database on the SEC's internet site (http://www.sec.gov). Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (202) 551-5850. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, 100 F Street NE, Room 1580, Washington, DC 20549.


                                   PROSPECTUS

Distributor

Claymore Securities, Inc.
2455 Corporate West Drive
Lisle, Illinois 60532

                              [          ], 2006




Investment Company Act File No. 811-21906

                    INVESTMENT COMPANY ACT FILE NO. 811-21906

                       CLAYMORE EXCHANGE-TRADED FUND TRUST

                       STATEMENT OF ADDITIONAL INFORMATION

                              DATED [      ], 2007


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus dated [ ], 2007 for the Claymore/BBD Optimax Income ETF, Claymore/BIR All-Star Select ETF, Claymore/BIR Mid-Cap Value ETF, Claymore/BIR Small-Cap Core ETF, Claymore/Clear Mid-Cap Growth ETF, Claymore/Great Companies Large-Cap Growth ETF, Claymore/IndexIQ Small-Cap Value ETF, Claymore/KLD Certified Sudan-Free Large-Cap Core ETF, Claymore/Ocean Tomo Growth ETF, Claymore/Robeco Large-Cap Value ETF, Claymore/Sabrient Closed-End Balanced Opportunity ETF, Claymore/Sabrient Closed-End Income Opportunity ETF, Claymore/Zacks Growth & Income ETF and Claymore/Zacks Mid-Cap Core ETF, each a series of the Claymore Exchange-Traded Fund Trust (the "Trust"), as it may be revised from time to time. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Trust's Distributor, Claymore Securities, Inc., or by calling toll free 1-800-345-7999.

                                TABLE OF CONTENTS

                                                                            Page

GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS.................................1

EXCHANGE LISTING AND TRADING...................................................1

INVESTMENT RESTRICTIONS AND POLICIES...........................................2

INVESTMENT POLICIES AND RISKS..................................................5

GENERAL CONSIDERATIONS AND RISKS...............................................8

MANAGEMENT....................................................................10

BROKERAGE TRANSACTIONS........................................................20

ADDITIONAL INFORMATION CONCERNING THE TRUST...................................21

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS.........................24

TAXES  34

FEDERAL TAX TREATMENT OF FUTURES AND OPTIONS CONTRACTS........................36

DETERMINATION OF NAV..........................................................36

DIVIDENDS AND DISTRIBUTIONS...................................................36

MISCELLANEOUS INFORMATION.....................................................37

FINANCIAL STATEMENTS..........................................................37

                 GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS

         The Trust was organized as a Delaware statutory trust on May 24, 2006 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently consists of 23 investment portfolios. This Statement of Additional Information relates to the following 14 investment portfolios: Claymore/BBD Optimax Income ETF, Claymore/BIR All-Star Select ETF, Claymore/BIR Mid-Cap Value ETF, Claymore/BIR Small-Cap Core ETF, Claymore/Clear Mid-Cap Growth ETF, Claymore/Great Companies Large-Cap Growth ETF, Claymore/IndexIQ Small-Cap Value ETF, Claymore/KLD Certified Sudan-Free Large-Cap Core ETF, Claymore/Ocean Tomo Growth ETF, Claymore/Robeco Large-Cap Value ETF, Claymore/Sabrient Closed-End Balanced Opportunity ETF, Claymore/Zacks Growth & Income ETF and Claymore/Zacks Mid-Cap Core ETF (each a "Fund" and together, the "Funds"). Each of the Funds is "non-diversified" and, as such, such Funds' investments are not required to meet certain diversification requirements under the 1940 Act. The shares of the Funds are referred to herein as "Shares" or "Fund Shares."

         The Funds are managed by Claymore Advisors, LLC ("Claymore Advisors" or the "Investment Adviser").

         The Funds offer and issue Shares at net asset value ("NAV") only in aggregations of a specified number of Shares (each a "Creation Unit" or a "Creation Unit Aggregation"), generally in exchange for a basket of equity securities included in the relevant Underlying Indices (the "Deposit Securities"), together with the deposit of a specified cash payment (the "Cash Component"). The Funds anticipate that their Shares will be listed on the _________ (the "[Exchange]"). Fund Shares will trade on the [Exchange] at market prices that may be below, at or above NAV. Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units are aggregations of 50,000 Shares. In the event of the liquidation of a Fund, the Trust may lower the number of Shares in a Creation Unit.

         The Trust reserves the right to offer a "cash" option for creations and redemptions of Fund Shares. Fund Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 115% of the market value of the missing Deposit Securities. See the "Creation and Redemption of Creation Unit Aggregations" section. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the "SEC") applicable to management investment companies offering redeemable securities.


                          EXCHANGE LISTING AND TRADING

         There can be no assurance that the requirements of the [Exchange] necessary to maintain the listing of Shares of each Fund will continue to be met. The [Exchange] may, but is not required to, remove the Shares of a Fund from listing if (i) following the initial 12-month period beginning at the commencement of trading of a Fund, there are fewer than 50 beneficial owners of the Shares of the Fund for 30 or more consecutive trading days; (ii) the value of the Underlying Indices is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of the [Exchange], makes further dealings on the [Exchange] inadvisable. The [Exchange] will remove the Shares of a Fund from listing and trading upon termination of such Fund.

         As in the case of other stocks traded on the [Exchange], broker's commissions on transactions will be based on negotiated commission rates at customary levels.

         The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of each Fund.


                      INVESTMENT RESTRICTIONS AND POLICIES

INVESTMENT OBJECTIVES

         The investment objective of the Claymore/BBD Optimax Income ETF is to provide investment results that correspond generally to the performance (before the Fund's fees and expenses) of an equity index called the "Benchmarks by Design High Income Index" (the "BBD Income Index" or the "Underlying Index").

         The investment objective of the Claymore/BIR All-Star Select ETF is to provide investment results that correspond generally to the performance (before the Fund's fees and expenses) of an equity index called the "BIR-50 Index" (the "BIR-50 Index" or the "Underlying Index").

         The investment objective of the Claymore/BIR Mid-Cap Value ETF is to provide investment results that correspond generally to the performance (before the Fund's fees and expenses) of an equity index called the "BIR Mid-Cap Value Index" (the "BIR Mid-Cap Value Index" or the "Underlying Index").

         The investment objective of the Claymore/BIR Small-Cap Core ETF is to provide investment results that correspond generally to the performance (before the Fund's fees and expenses) of an equity index called the "BIR Small-Cap Core Index" (the "BIR Small-Cap Core Index" or the "Underlying Index").

         The investment objective of the Claymore/Clear Mid-Cap Growth ETF is to provide investment results that correspond generally to the performance (before the Fund's fees and expenses) of an equity index called the "Clear Mid-Cap Growth Index" (the "Clear Mid-Cap Growth Index" or the "Underlying Index").

         The investment objective of the Claymore/Great Companies Large-Cap Growth ETF is to provide investment results that correspond generally to the performance (before the Fund's fees and expenses) of an equity index called the "Great Companies, Great Investments Large-Cap Growth Index" (the "Large-Cap Growth Index" or the "Underlying Index").

         The investment objective of the Claymore/IndexIQ Value Small-Cap ETF is to provide investment results that correspond generally to the performance (before the Fund's fees and expenses) of an equity index called the "IndexIQ Active Value Small-Cap Index" (the "Active Value Index" or the "Underlying Index").

         The investment objective of the Claymore/KLD Certified Sudan-Free Large-Cap Core ETF is to provide investment results that correspond generally to the performance (before the Fund's fees and expenses) of an equity index called the "KLD Certified Sudan-Free Large-Cap Social Index" (the "KLD Index" or the "Underlying Index").

         The investment objective of the Claymore/Ocean Tomo Growth ETF is to provide investment results that correspond generally to the performance (before the Fund's fees and expenses) of an equity index called the "Ocean Tomo 50 Index" (the "Ocean Tomo Index" or the "Underlying Index").

         The investment objective of the Claymore/Robeco Large-Cap Value ETF is to provide investment results that correspond generally to the performance (before the Fund's fees and expenses) of an equity index called the "Robeco Large-Cap Value Index" (the "Robeco Large-Cap Value Index" or the "Underlying Index").

         The investment objective of the Claymore/Sabrient Closed-End Balanced Opportunity ETF is to provide investment results that correspond generally to the performance (before the Fund's fees and expenses) of an equity index called the "Sabrient Balanced Closed-End Fund Index" (the "CEF Index" or the "Underlying Index").

         The investment objective of the Claymore/Sabrient Closed-End Income Opportunity ETF is to provide investment results that correspond generally to the performance (before the Fund's fees and expenses) of an equity index called the "Sabrient Income Closed-End Fund Index" (the "CEF Income Index" or the "Underlying Index").

         The investment objective of the Claymore/Zacks Growth & Income ETF is to provide investment results that correspond generally to the performance (before the Fund's fees and expenses) of an equity index called the "Zacks Growth & Income Index" (the "Zacks Growth & Income Index" or the "Underlying Index").

         The investment objective of the Claymore/Zacks Mid-Cap Core ETF is to provide investment results that correspond generally to the performance (before the Fund's fees and expenses) of an equity index called the "Zacks Mid-Cap Core Index" (the "Zacks Mid-Cap Core Index" or the "Underlying Index").

INVESTMENT RESTRICTIONS

         The Board of Trustees of the Trust (the "Board" or the "Trustees") has adopted as fundamental policies the Funds' respective investment restrictions, numbered (1) through (7) below. Each Fund, as a fundamental policy, may not:

         (1) Invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries, except to the extent that the Underlying Index that the Fund replicates concentrates in an industry or group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

         (2) Borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) up to 10% of its total assets and (ii) make other investments or engage in other transactions permissible under the 1940 Act that may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings).

         (3) Act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.

         (4) Make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund's investment policies, (ii) repurchase agreements or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund's total assets.

         (5) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund (i) from purchasing or selling options, futures contracts or other derivative instruments, or (ii) from investing in securities or other instruments backed by physical commodities).

         (6) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

         (7) Issue senior securities, except as permitted under the 1940 Act.

         Except for restriction (2), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets, or the sale of a security out of the portfolio, will not constitute a violation of that restriction.

         The foregoing fundamental investment policies cannot be changed as to a Fund without approval by holders of a "majority of the Fund's outstanding voting shares." As defined in the 1940 Act, this means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the Fund's shares are present or represented by proxy, or (ii) more than 50% of the Fund's shares, whichever is less.

         In addition to the foregoing fundamental investment policies, each Fund is also subject to the following non-fundamental restrictions and policies, which may be changed by the Board of Trustees. Each Fund may not:

         (1) Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short at no added cost, and provided that transactions in options, futures contracts, options on futures contracts or other derivative instruments are not deemed to constitute selling securities short.

         (2) Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts or other derivative instruments shall not constitute purchasing securities on margin.

         (3) Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act.

         (4) Invest in direct interests in oil, gas or other mineral exploration programs or leases; however, the Fund may invest in the securities of issuers that engage in these activities.

         (5) Invest in illiquid securities if, as a result of such investment, more than 15% of the Fund's net assets would be invested in illiquid securities.

         The investment objective of each Fund is a non-fundamental policy that can be changed by the Board of Trustees without approval by shareholders.


                          INVESTMENT POLICIES AND RISKS

         Loans of Portfolio Securities. Each Fund may lend its investment securities to approved borrowers. Any gain or loss on the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. These loans cannot exceed 33 1/3% of each Fund's total assets.

         Approved borrowers are brokers, dealers, domestic and foreign banks, or other financial institutions that meet credit or other requirements as established by, and subject to the review of, the Trust's Board, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the 1940 Act and the rules and regulations thereunder or interpretations of the SEC, which require that (a) the borrowers pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government having a value at all times of not less than 102% of the value of the securities loaned (on a "mark-to-market" basis); (b) the loan be made subject to termination by the Fund at any time; and (c) the Fund receives reasonable interest on the loan. From time to time, a Fund may return a part of the interest earned from the investment of collateral received from securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a finder.

         Repurchase Agreements. Each Fund may enter into repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. Each Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and
(ii) securities dealers ("Qualified Institutions"). The Investment Adviser will monitor the continued creditworthiness of Qualified Institutions.

         The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund's ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

         The resale price reflects the purchase price plus an agreed upon market rate of interest. The collateral is marked to market daily.

         Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of return on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and the Fund intends to use the reverse repurchase technique only when the Investment Adviser believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Fund's assets. The custodian bank will maintain a separate account for the Fund with securities having a value equal to or greater than such commitments. Under the 1940 Act, reverse repurchase agreements are considered loans.

         Money Market Instruments. Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity. The instruments in which each Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit ("CDs"), fixed time deposits and bankers' acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's Investors Service, Inc. or "A-1+" or "A-1" by Standard & Poor's or, if unrated, of comparable quality as determined by the Investment Adviser; (iv) repurchase agreements; and (v) money market mutual funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

         Investment Companies. Each Fund may invest in the securities of other investment companies (including money market funds). Under the 1940 Act, each Fund's investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets of investment companies in the aggregate.

         Real Estate Investment Trusts ("REITs"). Each Fund may invest in the securities of real estate investment trusts to the extent allowed by law, which pool investors' funds for investments primarily in commercial real estate properties. Investment in REITs may be the most practical available means for the Fund to invest in the real estate industry. As a shareholder in a REIT, the Fund would bear its ratable share of the REIT's expenses, including its advisory and administration fees. At the same time, the Fund would continue to pay its own investment advisory fees and other expenses, as a result of which the Fund and its shareholders in effect will be absorbing duplicate levels of fees with respect to investments in REITs.

         Illiquid Securities. Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

         Futures and Options. Each Fund may utilize exchange-traded futures and options contracts and swap agreements.

         Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity at a specified future time and at a specified price. Stock index futures contracts are settled daily with a payment by one party to the other of a cash amount based on the difference between the level of the stock index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges.

         Futures traders are required to make a good faith margin deposit in cash or U.S. government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

         After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. In such case, a Fund would expect to earn interest income on its margin deposits. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold," or "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.

         Each Fund may use exchange-traded futures and options, together with positions in cash and money market instruments, to simulate full investment in its Underlying Index. Under such circumstances, the Investment Adviser may seek to utilize other instruments that it believes to be correlated to the underlying index components or a subset of the components.

         An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of each Fund. The potential for loss related to writing call options on equity securities or indices is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

         Each Fund may purchase and write put and call options on futures contracts that are traded on a U.S. exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

         Restrictions on the Use of Futures Contracts and Options on Futures Contracts. In connection with its management of the Trust, the Investment Adviser has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act (the "CEA"). Therefore, it is not subject to the registration and regulatory requirements of the CEA. Therefore, there are no limitations on the extent to which each Fund may engage in non-hedging transactions involving futures and options thereon, except as set forth in the Funds' Prospectus and this Statement of Additional Information.

         Swap Agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party (the "Counterparty") based on the change in market value or level of a specified rate, index or asset. In return, the Counterparty agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, each Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of each Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust's custodian bank.

         The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

         The use of swap agreements involves certain risks. For example, if the Counterparty under a swap agreement defaults on its obligation to make payments due from it, as a result of its bankruptcy or otherwise, each Fund may lose such payments altogether, or collect only a portion thereof, which collection could involve costs or delays.


                        GENERAL CONSIDERATIONS AND RISKS

         A discussion of the risks associated with an investment in the Funds is contained in the Prospectus in the "Principal Risks of Investing in the Funds" and "Additional Risks" sections. The discussion below supplements, and should be read in conjunction with, these sections of the Prospectus.

         An investment in a Fund should be made with an understanding that the value of the Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of common stocks in general and other factors that affect the market.

         An investment in a Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Fund Shares). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers' change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

         Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors, or holders of debt obligations or preferred stocks. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity.

         The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund's Shares will be adversely affected if trading markets for the Fund's portfolio securities are limited or absent, or if bid/ask spreads are wide.

         Risks of Futures and Options Transactions. There are several risks accompanying the utilization of futures contracts and options on futures contracts. First, while each Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time.

         Furthermore, because, by definition, futures contracts project price levels in the future and not current levels of valuation, market circumstances may result in a discrepancy between the price of the stock index future and the movement in the Underlying Index. In the event of adverse price movements, each Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, each Fund may be required to deliver the instruments underlying futures contracts it has sold.

         The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. Each Fund does not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. Each Fund, however, intends to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to direct investment in stocks.

         Utilization of futures and options on futures by the Funds involves the risk of imperfect or even negative correlation to the Underlying Index if the index underlying the futures contract differs from the Underlying Index. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option; however, this risk is substantially minimized because (a) of the regulatory requirement that the broker has to "segregate" customer funds from its corporate funds, and (b) in the case of regulated exchanges in the United States, the clearing corporation stands behind the broker to make good losses in such a situation. The purchase of put or call options could be based upon predictions by the Investment Adviser as to anticipated trends, which predictions could prove to be incorrect and a part or all of the premium paid therefore could be lost.

         Because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting the Fund to substantial losses. In the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin.

         Although each Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

         Risks of Swap Agreements. The risk of loss with respect to swaps generally is limited to the net amount of payments that each Fund is contractually obligated to make. Swap agreements are also subject to the risk that the swap counterparty will default on its obligations. If such a default were to occur, each Fund will have contractual remedies pursuant to the agreements related to the transaction. However, such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund's rights as a creditor -- (e.g., the Fund may not receive the net amount of payments that it contractually is entitled to receive). Each Fund, however, intends to utilize swaps in a manner designed to limit its risk exposure to levels comparable to direct investments in stocks.


                                   MANAGEMENT

         Trustees and Officers

         The general supervision of the duties performed by the Investment Adviser for the Funds under the Investment Advisory Agreement is the responsibility of the Board of Trustees. The Trust currently has four Trustees. Three Trustees have no affiliation or business connection with the Investment Adviser or any of its affiliated persons and do not own any stock or other securities issued by the Investment Adviser. These are the "non-interested" or "independent" Trustees ("Independent Trustees"). The other Trustee (the "Management Trustee") is affiliated with the Investment Adviser.

         The Independent Trustees of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex (defined below) overseen by each Independent Trustee, and other directorships, if any, held by the Trustee are shown below. The Fund Complex includes all open and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser. As of the date of this SAI, the Fund Complex consists of the Trust's 23 portfolios, five separate portfolios of one open-end management investment company and 14 closed-end management investment companies.

                                                                                       NUMBER OF
                                                                                       PORTFOLIOS IN
                                                                                       FUND           OTHER
                              POSITION(S)  TERM OF OFFICE                              COMPLEX        DIRECTORSHIPS
NAME, ADDRESS AND AGE OF      HELD WITH    AND LENGTH OF    PRINCIPAL OCCUPATION(S)    OVERSEEN BY    HELD BY
INDEPENDENT TRUSTEES*         TRUST        TIME SERVED**    DURING PAST 5 YEARS        TRUSTEES       TRUSTEES
Randall C. Barnes             Trustee      Since 2006       Formerly, Senior Vice      37             None.
Year of Birth:  1951                                        President, Treasurer
                                                            (1993-1997), President,
                                                            Pizza Hut International
                                                            (1991-1993) and Senior
                                                            Vice President,
                                                            Strategic Planning and
                                                            New Business Development
                                                            (1987-1990) of PepsiCo,
                                                            Inc. (1987-1997).

Ronald E. Toupin, Jr.         Trustee      Since 2006       Formerly Vice President,   38             None.
Year of Birth:  1958                                        Manager and Portfolio
                                                            Manager of Nuveen
                                                            Asset Management
                                                            (1998-1999), Vice
                                                            President of Nuveen
                                                            Investment Advisory
                                                            Corporation
                                                            (1992-1999), Vice
                                                            President and
                                                            Manager of Nuveen
                                                            Unit Investment
                                                            Trusts (1991-1999),
                                                            and Assistant Vice
                                                            President and
                                                            Portfolio Manager of
                                                            Nuveen Unit
                                                            Investment Trusts
                                                            (1988-1999), each of
                                                            John Nuveen &
                                                            Company, Inc.
                                                            (1982-1999).

Ronald A. Nyberg              Trustee      Since 2006       Principal of Ronald A.     40             None.
Year of Birth:  1953                                        Nyberg, Ltd., a law firm
                                                            specializing in
                                                            Corporate Law,
                                                            Estate Planning and
                                                            Business
                                                            Transactions (2000 -
                                                            present). Formerly,
                                                            Executive Vice
                                                            President, General
                                                            Counsel, and
                                                            Corporate Secretary
                                                            of Van Kampen
                                                            Investments
                                                            (1982-1999), former
                                                            associate of Querrey
                                                            & Harrow (law firm)
                                                            (1978 -1982).

______________________
* The business address of each Trustee is c/o Claymore Advisors, LLC, 2455 Corporate West Drive, Lisle, Illinois 60532.
** This is the period for which the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

         The Trustee who is affiliated with the Investment Adviser or affiliates of the Investment Adviser and executive officers of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by each Management Trustee and the other directorships, if any, held by the Trustee, are shown below.

                                             TERM OF                                 NUMBER OF
                                            OFFICE AND                             PORTFOLIOS IN
                             POSITION(S)      LENGTH           PRINCIPAL           FUND COMPLEX          OTHER
 NAME, ADDRESS AND AGE OF     HELD WITH      OF TIME      OCCUPATION(S) DURING      OVERSEEN BY      DIRECTORSHIPS
   MANAGEMENT TRUSTEES*         TRUST        SERVED**         PAST 5 YEARS           TRUSTEES      HELD BY TRUSTEES
---------------------------------------------------------------------------------------------------------------------
Nicholas Dalmaso***         Trustee; and   Trustee      Senior Managing                 40         None.
Year of birth:  1965        Chief Legal    since 2006   Director and General
                            and Executive               Counsel of Claymore
                            Officer                     Advisors, LLC and
                                                        Claymore Securities,
                                                        Inc. from
                                                        2001-present.  Chief
                                                        Legal and Executive
                                                        Officer of Funds in the
                                                        Fund Complex.
                                                        Formerly, Assistant
                                                        General counsel, John
                                                        Nuveen and Company Inc.
                                                        (1999-2001).  Former
                                                        Vice President and
                                                        Associate General
                                                        Counsel of Van Kampen
                                                        Investments, Inc.
                                                        (1992-1999).

______________________
* The business address of each Trustee is c/o Claymore Advisors, LLC, 2455 Corporate West Drive, Lisle, Illinois 60532.
** This is the period for which the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.
*** Mr. Dalmaso is an interested person of the Trust because of his position as an officer of the Investment Adviser and certain of its affiliates.

NAME, ADDRESS AND AGE OF         POSITION(S) HELD  LENGTH OF TIME
EXECUTIVE OFFICERS               WITH TRUST        SERVED*           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Steven M. Hill                   Chief Financial   Since 2006        Senior Managing Director and Chief Financial
Year of birth:  1964             Officer, Chief                      Officer (2005-present), Managing Director
                                 Accounting                          (2003-2005) of Claymore Advisors, LLC and
                                 Officer and                         Claymore Securities, Inc.; Formerly, Treasurer
                                 Treasurer                           of Henderson Global Funds and Operations
                                                                     Manager for Henderson Global Investors (NA) Inc.
                                                                     (2002-2003); Managing Director, FrontPoint Partners
                                                                     LLC (2001-2002); Vice President, Nuveen Investments
                                                                     (1999-2001); Chief Financial Officer, Skyline Asset
                                                                     Management LP, (1999); Vice President, Van Kampen
                                                                     Investments and Assistant Treasurer, Van Kampen
                                                                     mutual funds (1989-1999).

Bruce Saxon                      Chief             Since 2006        Vice President - Fund Compliance Officer of
Year of birth:  1957             Compliance                          Claymore Securities, Inc. (2006-present).
                                 Officer                             Formerly, Chief Compliance Officer/Assistant
                                                                     Secretary of Harris Investment Management,
                                                                     Inc. (2003-2006).  Director-Compliance of
                                                                     Harrisdirect LLC (1999-2003).

Melissa J. Nguyen                Secretary         Since 2006        Vice President of Claymore Securities, Inc.
Year of birth:  1978                                                 (2005-present).  Formerly, Associate, Vedder,
                                                                     Price, Kaufman & Kammholz, P.C. (2003-2005).

William H. Belden III            Vice President    Since 2006        Managing Director of Claymore Securities, Inc.
Year of birth:  1965                                                 (2005-present).  Formerly, Vice President of
                                                                     Product Management at Northern Trust Global
                                                                     Investments (1999-2005); Vice President of
                                                                     Product Development at Stein Roe & Farnham
                                                                     (1995-1999).

James Howley                     Assistant         Since 2006        Vice President, Fund Administration of
Year of birth:  1972             Treasurer                           Claymore Securities, Inc. (2004-present).
                                                                     Formerly, Manager, Mutual Fund Administration
                                                                     of Van Kampen Investments, Inc.


                                       12

Chuck Craig                      Vice President    Since 2006        Managing Director (2006-present), Vice
Year of birth:  1967                                                 President (2003-2006) of Claymore Securities,
                                                                     Inc. Formerly, Assistant Vice President,
                                                                     First Trust Portfolios, L.P. (1999-2003);
                                                                     Analyst, PMA Securities, Inc. (1996-1999).

Matt Patterson                   Assistant         Since 2006        Vice President of Claymore Securities, Inc.
Year of birth:  1971             Secretary                           (2006-present).  Previously, Securities
                                                                     Counsel, Caterpillar Inc. (2004-2006);
                                                                     Associate, Skadden, Arps, Slate, Meagher &
                                                                     Flom LLP (2002-2004).
______________________
*    The business address of each Trustee is c/o Claymore Advisors, LLC, 2455
     Corporate West Drive, Lisle, Illinois 60532.
**   This is the period for which the Trustee/Officer began serving the Trust.
     Each Officer serves an indefinite term, until his successor is elected.

         For each Trustee, the dollar range of equity securities beneficially owned by the Trustee in the Trust and in all registered investment companies overseen by the Trustee is shown below.

                                                                                            DOLLAR RANGE
                      DOLLAR RANGE  DOLLAR RANGE  DOLLAR RANGE  DOLLAR RANGE  DOLLAR RANGE    OF EQUITY        DOLLAR RANGE
                        OF EQUITY     OF EQUITY     OF EQUITY     OF EQUITY     OF EQUITY    SECURITIES          OF EQUITY
                       SECURITIES    SECURITIES    SECURITIES    SECURITIES    SECURITIES      IN THE           SECURITIES
                         IN THE        IN THE        IN THE        IN THE        IN THE     CLAYMORE/GREAT        IN THE
                      CLAYMORE/BBD  CLAYMORE/BIR  CLAYMORE/BIR  CLAYMORE/BIR  CLAYMORE/CLEAR  COMPANIES      CLAYMORE/INDEXIQ
                         OPTIMAX      ALL-STAR       MID-CAP      SMALL-CAP      MID-CAP      LARGE-CAP          SMALL-CAP
                       INCOME ETF    SELECT ETF     VALUE ETF     CORE ETF     GROWTH ETF    GROWTH ETF          VALUE ETF
                         (AS OF        (AS OF        (AS OF        (AS OF        (AS OF        (AS OF             (AS OF
                      DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,       DECEMBER 31,
NAME OF TRUSTEE           2006)         2006)         2006)         2006)         2006)         2006)              2006)
------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
Randall C. Barnes         None          None          None          None          None          None              None
Ronald A. Nyberg          None          None          None          None          None          None              None
Ronald E. Toupin, Jr.     None          None          None          None          None          None              None

INTERESTED TRUSTEE
Nicholas Dalmaso          None          None          None          None          None          None              None

                                                                       DOLLAR
                                                                      RANGE OF   DOLLAR RANGE
                                                                       EQUITY      OF EQUITY
                      DOLLAR RANGE     DOLLAR                        SECURITIES   SECURITIES                       DOLLAR
                        OF EQUITY     RANGE OF       DOLLAR RANGE      IN THE       IN THE      DOLLAR RANGE      RANGE OF
                       SECURITIES      EQUITY          OF EQUITY      CLAYMORE/     CLAYMORE/     OF EQUITY        EQUITY
                         IN THE      SECURITIES        SECURITIES     SABRIENT     SABRIENT      SECURITIES       SECURITIES
                      CLAYMORE/KLD     IN THE            IN THE      CLOSED-END   CLOSED-END      IN THE            IN THE
                        CERTIFIED   CLAYMORE/OCEAN  CLAYMORE/ROBEC    BALANCED      INCOME     CLAYMORE/ZACKS   CLAYMORE/ZACK
                       SUDAN-FREE   TOMO GROWTH       LARGE-CAP     OPPORTUNITY   OPPORTUNITY    GROWTH &          MID-CAP
                        LARGE-CAP       ETF           VALUE ETF         ETF           ETF        INCOME ETF        CORE ETF
                      CORE ETF (AS     (AS OF           (AS OF        (AS OF       (AS OF          (AS OF          (AS OF
                       OF DECEMBER    DECEMBER       DECEMBER 31,    DECEMBER     DECEMBER 31,   DECEMBER 31,      DECEMBER
NAME OF TRUSTEE         31, 2006)    31, 2006)          2006)        31, 2006)        2006)          2006)          31, 2006)
------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
Randall C. Barnes         None          None            None          None            None          None             None
Ronald A. Nyberg          None          None            None          None            None          None             None
Ronald E. Toupin, Jr.     None          None            None          None            None          None             None

INTERESTED TRUSTEE
Nicholas Dalmaso          None          None            None          None            None          None             None

                         AGGREGATE
                       DOLLAR RANGE
                         OF EQUITY
                       SECURITIES IN
                      ALL REGISTERED
                        INVESTMENT
                         COMPANIES
                        OVERSEEN BY
                        TRUSTEE IN
                         FAMILY OF
                        INVESTMENT
                         COMPANIES
                          (AS OF
                       DECEMBER 31,
NAME OF TRUSTEE            2006)
--------------------------------------
INDEPENDENT TRUSTEES
Randall C. Barnes      over $100,000
Ronald A. Nyberg       over $100,000
Ronald E. Toupin, Jr.      None

INTERESTED TRUSTEE
Nicholas Dalmaso           None

         As to each Independent Trustee and his immediate family members, no person owned beneficially or of record securities in an investment adviser or principal underwriter of a Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment adviser or principal underwriter of a Fund.

         Messrs. Barnes, Nyberg and Toupin, who are not "interested persons" of the Trust, as defined in the 1940 Act, serve on the Trust's Nominating and Governance Committee. The Nominating and Governance Committee is responsible for recommending qualified candidates to the Board in the event that a position is vacated or created. The Nominating and Governance Committee would consider recommendations by shareholders if a vacancy were to exist. Such recommendations should be forwarded to the Secretary of the Trust. The Trust does not have a standing compensation committee.

         Messrs. Barnes, Nyberg and Toupin who are not "interested persons" of the Trust, as defined in the 1940 Act, serve on the Trust's Audit Committee. The Audit Committee is generally responsible for reviewing and evaluating issues related to the accounting and financial reporting policies and internal controls of the Trust and, as appropriate, the internal controls of certain service providers, overseeing the quality and objectivity of the Trust's financial statements and the audit thereof and acting as a liaison between the Board of Trustees and the Trust's independent registered public accounting firm.

         Remuneration of Trustees and Officers

         The Trust pays each Independent Trustee a fee of $1,000 per Fund per Board meeting participated in together with each Trustee's actual out-of-pocket expenses relating to attendance at such meetings. Officers who are employed by the Investment Adviser receive no compensation or expense reimbursements from the Trust.

         The table below shows the estimated compensation that is contemplated to be paid to Trustees for the Fund's fiscal year ended August 31, 2007, assuming a full fiscal year of operations for the fiscal year ended August 31, 2007:

                                                              PENSION OR RETIREMENT
                                  AGGREGATE COMPENSATION   BENEFITS ACCRUED AS PART OF     TOTAL COMPENSATION PAID
NAME OF TRUSTEE                         FROM TRUST                FUND EXPENSES               FROM FUND COMPLEX
INDEPENDENT TRUSTEES
Randall C. Barnes                        $36,000                       N/A                         $242,500
Ronald A. Nyberg                         $36,000                       N/A                         $333,000
Ronald E. Toupin, Jr.                    $36,000                       N/A                         $281,000

INTERESTED TRUSTEE
Nicholas Dalmaso                           N/A                         N/A                           N/A

         The officers and Trustees of the Trust, in the aggregate, own less than 1% of the shares of each Fund.

         As of the date hereof, no person owned 5% or more of the outstanding shares of each Fund.

         Investment Adviser. The Investment Adviser manages the investment and reinvestment of each Fund's assets and administers the affairs of each Fund to the extent requested by the Board of Trustees.

         Portfolio Manager. Chuck Craig, Managing Director, Research and Development, of Claymore, serves as portfolio manager for each Fund and is responsible for the day-to-day management of each Fund's portfolio.

         Other Accounts Managed by the Portfolio Manager. As of August 31, 2006, Mr. Craig managed one registered investment company with a total of approximately $189,000 in assets; no pooled investment vehicles other than registered investment companies; and no other accounts.

         Although the Funds in the Trust that are managed by Mr. Craig may have different investment strategies, each has a portfolio objective of replicating its underlying index. The Investment Adviser does not believe that management of the different Funds of the Trust presents a material conflict of interest for the portfolio manager or the Investment Adviser.

         Portfolio Manager Compensation. The portfolio manager's compensation consists of the following elements:

         Base salary: The portfolio manager is paid a fixed base salary by the Investment Adviser which is set at a level determined to be appropriate based upon the individual's experience and responsibilities.

         The portfolio manager is eligible for a discretionary annual bonus. There is no policy regarding, or agreement with, the portfolio manager to receive bonuses or any other compensation in connection with the performance of any of the accounts managed by the portfolio manager. The portfolio manager also participates in benefit plans and programs generally available to all employees of the Investment Adviser.

         Securities Ownership of the Portfolio Manager. Because the Trust is newly organized, the portfolio manager does not own shares of any Fund.

         Investment Advisory Agreement. Pursuant to an Investment Advisory Agreement between the Investment Adviser and the Trust, each Fund has agreed to pay an annual management fee equal to a percentage of its average daily net assets set forth in the chart below.

-------------------------------------------------------------------------- -------------------------------------------
                                  FUND                                                        FEE
-------------------------------------------------------------------------- -------------------------------------------
Claymore/BBD Optimax Income ETF                                            0.50% of average daily net assets
-------------------------------------------------------------------------- -------------------------------------------
Claymore/BIR All-Star Select ETF                                           0.50% of average daily net assets
-------------------------------------------------------------------------- -------------------------------------------
Claymore/BIR Mid-Cap Value ETF                                             0.50% of average daily net assets
-------------------------------------------------------------------------- -------------------------------------------
Claymore/BIR Small-Cap Core ETF                                            0.50% of average daily net assets
-------------------------------------------------------------------------- -------------------------------------------
Claymore/Clear Mid-Cap Growth ETF                                          0.50% of average daily net assets
-------------------------------------------------------------------------- -------------------------------------------
Claymore/Great Companies Large-Cap Growth ETF                              0.50% of average daily net assets
-------------------------------------------------------------------------- -------------------------------------------
Claymore/IndexIQ Small-Cap Value ETF                                       0.50% of average daily net assets
-------------------------------------------------------------------------- -------------------------------------------
Claymore/KLD Certified Sudan-Free Large-Cap Core ETF                       0.50% of average daily net assets
-------------------------------------------------------------------------- -------------------------------------------
Claymore/Ocean Tomo Growth ETF                                             0.50% of average daily net assets
-------------------------------------------------------------------------- -------------------------------------------
Claymore/Robeco Large-Cap Value ETF                                        0.50% of average daily net assets
-------------------------------------------------------------------------- -------------------------------------------
Claymore/Sabrient Closed-End Balanced Opportunity ETF                      0.50% of average daily net assets
-------------------------------------------------------------------------- -------------------------------------------
Claymore/Sabrient Closed-End Income Opportunity ETF                        0.50% of average daily net assets
-------------------------------------------------------------------------- -------------------------------------------
Claymore/Zacks Growth & Income ETF                                         0.50% of average daily net assets
-------------------------------------------------------------------------- -------------------------------------------
Claymore/Zacks Mid-Cap Core ETF                                            0.50% of average daily net assets
-------------------------------------------------------------------------- -------------------------------------------

         Each Fund is responsible for all its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses. The Fund's Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expenses, all or a portion of the Fund's licensing fees, offering costs, brokerage commissions, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding the percentage of its average net assets set forth in the chart below. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Investment Adviser have entered into the Expense Reimbursement Agreement in which the Investment Adviser has agreed to waive its management fees and/or pay certain other operating expenses of each Fund in order to maintain the expense ratio of each Fund at or below the expense cap listed below (the "Expense Cap"). For a period of five years subsequent to the Funds' commencement of operations, the Investment Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the expense cap.

-------------------------------------------------------------------------- -------------------------------------------
                                  FUND                                                    EXPENSE CAP
-------------------------------------------------------------------------- -------------------------------------------
Claymore/BBD Optimax Income ETF                                            0.60% of average daily net assets
-------------------------------------------------------------------------- -------------------------------------------
Claymore/BIR All-Star Select ETF                                           0.60% of average daily net assets
-------------------------------------------------------------------------- -------------------------------------------
Claymore/BIR Mid-Cap Value ETF                                             0.60% of average daily net assets
-------------------------------------------------------------------------- -------------------------------------------
Claymore/BIR Small-Cap Core ETF                                            0.60% of average daily net assets
-------------------------------------------------------------------------- -------------------------------------------
Claymore/Clear Mid-Cap Growth ETF                                          0.60% of average daily net assets
-------------------------------------------------------------------------- -------------------------------------------
Claymore/Great Companies Large-Cap Growth ETF                              0.60% of average daily net assets
-------------------------------------------------------------------------- -------------------------------------------
Claymore/IndexIQ Small-Cap Value ETF                                       0.60% of average daily net assets
-------------------------------------------------------------------------- -------------------------------------------
Claymore/KLD Certified Sudan-Free Large-Cap Core ETF                       0.60% of average daily net assets
-------------------------------------------------------------------------- -------------------------------------------
Claymore/Ocean Tomo Growth ETF                                             0.60% of average daily net assets
-------------------------------------------------------------------------- -------------------------------------------
Claymore/Robeco Large-Cap Value ETF                                        0.60% of average daily net assets
-------------------------------------------------------------------------- -------------------------------------------
Claymore/Sabrient Closed-End Balanced Opportunity ETF                      0.60% of average daily net assets
-------------------------------------------------------------------------- -------------------------------------------
Claymore/Sabrient Closed-End Income Opportunity ETF                        0.60% of average daily net assets
-------------------------------------------------------------------------- -------------------------------------------
Claymore/Zacks Growth & Income ETF                                         0.60% of average daily net assets
-------------------------------------------------------------------------- -------------------------------------------
Claymore/Zacks Mid-Cap Core ETF                                            0.60% of average daily net assets
-------------------------------------------------------------------------- -------------------------------------------

         Under the Investment Advisory Agreement, the Investment Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the performance of the Investment Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The
Investment Advisory Agreement continues until [      ], 2009, and thereafter
only if approved annually by the Board, including a majority of the Independent Trustees. The Agreement terminates automatically upon assignment and is terminable at any time without penalty as to a Fund by the Board, including a majority of the Independent Trustees, or by vote of the holders of a majority of that Fund's outstanding voting securities on 60 day written notice to the Investment Adviser, or by the Investment Adviser on 60 day written notice to the Fund.

         Claymore Advisors is located at 2455 Corporate West Drive, Lisle, Illinois 60532.

         Administrator. Claymore Advisors also serves as the Trust's administrator. Pursuant to an administration agreement, Claymore Advisors provides certain administrative, bookkeeping and accounting services to the Trust. For the services, the Trust pays Claymore Advisors a fee, accrued daily and paid monthly, at the annualized rate of the Trust's average daily net assets as follows:

         First $200,000,000         0.0275%
         Next $300,000,000          0.0200%
         Next $500,000,000          0.0150%
         Over $1 billion            0.0100%

         Custodian and Transfer Agent. The Bank of New York, Inc. ("BNY"), located at 101 Barclay Street, New York, New York 10286, also serves as custodian for the Funds pursuant to a Custodian Agreement. As custodian, BNY holds the Funds' assets, calculates the net asset value of Shares and calculates net income and realized capital gains or losses. BNY also serves as transfer agent of the Funds pursuant to a Transfer Agency Agreement. BNY may be reimbursed by the Funds for its out-of-pocket expenses.

         Pursuant to the Custodian Agreement and the Transfer Agency Agreement, each between BNY and the Trust, the Trust has agreed to pay an annual fee for custodial and transfer agency services at the annualized rate of the Trust's average daily net assets as follows:

         First $2 billion           0.0375%
         Over $2 billion            0.0275%

         Distributor. Claymore Securities, Inc. ("Claymore") is the distributor of the Funds' Shares (in such capacity, the "Distributor"). Its principal address is 2455 Corporate West Drive, Lisle, Illinois 60532. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Fund Shares. Shares are continuously offered for sale by each Fund through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading "Creation and Redemption of Creation Units."

         12b-1 Plan. The Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") pursuant to which each Fund may reimburse the Distributor up to a maximum annual rate of the percentage of its average daily net assets as set forth in the chart below.

-------------------------------------------------------------------------- -------------------------------------------
                                  FUND                                                        FEE
-------------------------------------------------------------------------- -------------------------------------------
Claymore/BBD Optimax Income ETF                                            0.25% of average daily net assets
-------------------------------------------------------------------------- -------------------------------------------
Claymore/BIR All-Star Select ETF                                           0.25% of average daily net assets
-------------------------------------------------------------------------- -------------------------------------------
Claymore/BIR Mid-Cap Value ETF                                             0.25% of average daily net assets
-------------------------------------------------------------------------- -------------------------------------------
Claymore/BIR Small-Cap Core ETF                                            0.25% of average daily net assets
-------------------------------------------------------------------------- -------------------------------------------
Claymore/Clear Mid-Cap Growth ETF                                          0.25% of average daily net assets
-------------------------------------------------------------------------- -------------------------------------------
Claymore/Great Companies Large-Cap Growth ETF                              0.25% of average daily net assets
-------------------------------------------------------------------------- -------------------------------------------
Claymore/IndexIQ Small-Cap Value ETF                                       0.25% of average daily net assets
-------------------------------------------------------------------------- -------------------------------------------
Claymore/KLD Certified Sudan-Free Large-Cap Core ETF                       0.25% of average daily net assets
-------------------------------------------------------------------------- -------------------------------------------
Claymore/Ocean Tomo Growth ETF                                             0.25% of average daily net assets
-------------------------------------------------------------------------- -------------------------------------------
Claymore/Robeco Large-Cap Value ETF                                        0.25% of average daily net assets
-------------------------------------------------------------------------- -------------------------------------------
Claymore/Sabrient Closed-End Balanced Opportunity ETF                      0.25% of average daily net assets
-------------------------------------------------------------------------- -------------------------------------------
Claymore/Sabrient Closed-End Income Opportunity ETF                        0.25% of average daily net assets
-------------------------------------------------------------------------- -------------------------------------------
Claymore/Zacks Growth & Income ETF                                         0.25% of average daily net assets
-------------------------------------------------------------------------- -------------------------------------------
Claymore/Zacks Mid-Cap Core ETF                                            0.25% of average daily net assets
-------------------------------------------------------------------------- -------------------------------------------

         Under the Plan and as required by Rule 12b-1, the Trustees will receive and review after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.

         The Plan was adopted in order to permit the implementation of each Fund's method of distribution. However, no such fee is currently charged to the Funds, and there are no plans in place to impose such a fee.

         Aggregations. Fund Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the "Exchange Act") and a member of the National Association of Securities Dealers, Inc. ("NASD").

         The Distribution Agreement for the Funds provides that it may be terminated as to a Fund at any time, without the payment of any penalty, on at least 60 days written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

         The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit Aggregations of Fund Shares. Such Soliciting Dealers may also be Participating Parties (as defined in "Procedures for Creation of Creation Unit Aggregations" below) and DTC Participants (as defined in "DTC Acts as Securities Depository" below).

         Index Providers. Set forth below is a list of each Fund and the Underlying Index upon which it is based. The BBD Income Index is compiled by Benchmarks By Design ("BBD"). Each of the BIR-50 Index, the BIR Mid-Cap Value Index and the BIR Small-Cap Core Index is compiled by Best Independent Research, LLC ("BIR"). The Clear Mid-Cap Growth Index is compiled by Clear Indexes LLC ("Clear"). The Large-Cap Growth Index is compiled by Great Companies, Inc. ("GC"). The Active Value Index is compiled by IndexIQ, Inc. ("IndexIQ"). The KLD Index is compiled by KLD Research & Analytics, Inc. ("KLD"). The Ocean Tomo Index is compiled by Ocean Tomo, LLC ("Ocean Tomo"). The Robeco Large-Cap Value Index is compiled by Robeco USA, LLC ("Robeco"). Each of the CEF Index and the CEF Income Index is compiled by Sabrient Systems LLC ("Sabrient"). Each of the Zacks Growth & Income Index and the Zacks Mid-Cap Core Index is compiled by Zacks Investment Research ("Zacks.")

-------------------------------------------------------------------------- -------------------------------------------
                                  FUND                                                  UNDERLYING INDEX
-------------------------------------------------------------------------- -------------------------------------------
Claymore/BBD Optimax Income ETF                                            BBD Income Index
-------------------------------------------------------------------------- -------------------------------------------
Claymore/BIR All-Star Select ETF                                           BIR-50 Index
-------------------------------------------------------------------------- -------------------------------------------
Claymore/BIR Mid-Cap Value ETF                                             BIR Mid-Cap Value Index
-------------------------------------------------------------------------- -------------------------------------------
Claymore/BIR Small-Cap Core ETF                                            BIR Small-Cap Core Index
-------------------------------------------------------------------------- -------------------------------------------
Claymore/Clear Mid-Cap Growth ETF                                          Clear Mid-Cap Growth Index
-------------------------------------------------------------------------- -------------------------------------------
Claymore/Great Companies Large-Cap Growth ETF                              Large-Cap Growth Index
-------------------------------------------------------------------------- -------------------------------------------
Claymore/IndexIQ Small-Cap Value ETF                                       Active Value Index
-------------------------------------------------------------------------- -------------------------------------------
Claymore/KLD Certified Sudan-Free Large-Cap Core ETF                       KLD Index
-------------------------------------------------------------------------- -------------------------------------------
Claymore/Ocean Tomo Growth ETF                                             Ocean Tomo Index
-------------------------------------------------------------------------- -------------------------------------------
Claymore/Robeco Large-Cap Value ETF                                        Robeco Large-Cap Value Index
-------------------------------------------------------------------------- -------------------------------------------
Claymore/Sabrient Closed-End Balanced Opportunity ETF                      CEF Index
-------------------------------------------------------------------------- -------------------------------------------
Claymore/Sabrient Closed-End Income Opportunity ETF                        CEF Income Index
-------------------------------------------------------------------------- -------------------------------------------
Claymore/Zacks Growth & Income ETF                                         Zacks Growth & Income Index
-------------------------------------------------------------------------- -------------------------------------------
Claymore/Zacks Mid-Cap Core ETF                                            Zacks Mid-Cap Core Index
-------------------------------------------------------------------------- -------------------------------------------

         None of BBD, BIR, Clear, GC, IndexIQ, KLD, Ocean Tomo, Robeco, Sabrient or Zacks is affiliated with the Funds or with the Investment Adviser. Each Fund is entitled to use its respective Underlying Index pursuant to a sub-licensing arrangement with the Investment Adviser, which in turn has a licensing agreement with the applicable Index Provider. The Funds reimburse the Investment Adviser for the licensing fee payable to the applicable Index Provider.

         The only relationships that BBD, BIR, Clear, GC, IndexIQ, KLD, Ocean Tomo, Robeco, Sabrient and Zacks have with the Investment Adviser or Distributor of the Funds in connection with the Funds are that BBD, BIR, Clear, GC, IndexIQ, KLD, Ocean Tomo, Robeco, Sabrient and Zacks have licensed certain of their intellectual property, including the determination of the component stocks of the Underlying Indices and the names of the Underlying Indices. The Underlying Indices are selected and calculated without regard to the Investment Adviser, Distributor or owners of the Funds. BBD, BIR, Clear, GC, IndexIQ, KLD, Ocean Tomo, Robeco, Sabrient and Zacks have no obligation to take the specific needs of the Investment Adviser, Distributor or owners of the Funds into consideration in the determination and calculation of the Underlying Indices. BBD, BIR, Clear, GC, IndexIQ, KLD, Ocean Tomo, Robeco, Sabrient and Zacks are not responsible for and have not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Funds or in the determination or calculation of the net asset value of the Funds. BBD, BIR, Clear, GC, IndexIQ, KLD, Ocean Tomo, Robeco, Sabrient and Zacks have no obligation or liability in connection with the administration, marketing or trading of the Funds.

         BBD, BIR, CLEAR, GC, INDEXIQ, KLD, OCEAN TOMO, ROBECO, SABRIENT AND ZACKS SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS RELATED TO THE FUNDS OR UNDERLYING INDICES. BBD, BIR, CLEAR, GC, INDEXIQ, KLD, OCEAN TOMO, ROBECO, SABRIENT AND ZACKS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE INVESTMENT ADVISER, DISTRIBUTOR OR OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE UNDERLYING INDICES OR ANY DATA INCLUDED THEREIN. BBD, BIR, CLEAR, GC, INDEXIQ, KLD, OCEAN TOMO, ROBECO, SABRIENT AND ZACKS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, WITH RESPECT TO THE FUNDS OR TO UNDERLYING INDICES OR TO ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL BBD, BIR, CLEAR, GC, INDEXIQ, KLD, OCEAN TOMO, ROBECO, SABRIENT AND ZACKS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) IN CONNECTION WITH THE FUNDS, THE UNDERLYING INDICES, EVEN IF BBD, BIR, CLEAR, GC, INDEXIQ, KLD, OCEAN TOMO, ROBECO, SABRIENT AND ZACKS ARE NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


                             BROKERAGE TRANSACTIONS

         The policy of the Trust regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust's policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Investment Adviser relies upon its experience and knowledge regarding commissions generally charged by various brokers. The sale of Fund Shares by a broker-dealer is not a factor in the selection of broker-dealers.

         In seeking to implement the Trust's policies, the Investment Adviser effects transactions with those brokers and dealers that the Investment Adviser believes provide the most favorable prices and are capable of providing efficient executions. The Investment Adviser and its affiliates do not currently participate in soft dollar transactions.

         The Investment Adviser assumes general supervision over placing orders on behalf of the Funds for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities by the Funds and one or more other investment companies or clients supervised by the Investment Adviser are considered at or about the same time, transactions in such securities are allocated among the Funds, the several investment companies and clients in a manner deemed equitable to all by the Investment Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Funds. The primary consideration is prompt execution of orders at the most favorable net price.


                   ADDITIONAL INFORMATION CONCERNING THE TRUST

         The Trust is an open-end management investment company registered under the 1940 Act. The Trust was organized as a Delaware statutory trust on May 24, 2006.

         The Trust is authorized to issue an unlimited number of shares in one or more series or "funds." The Trust currently is comprised of 22 funds. The Board of Trustees of the Trust has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval.

         Each Share issued by a Fund has a pro rata interest in the assets of the Fund. Fund Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each Share is entitled to participate equally in dividends and distributions declared by the Board with respect to the Fund, and in the net distributable assets of the Fund on liquidation.

         Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds, including the Funds, of the Trust vote together as a single class except as otherwise required by the 1940 Act, or if the matter being voted on affects only a particular fund, and, if a matter affects a particular fund differently from other funds, the shares of that fund will vote separately on such matter.

         The Declaration of Trust may, except in limited circumstances, be amended or supplemented by the Trustees without shareholder vote. The holders of Fund shares are required to disclose information on direct or indirect ownership of Fund shares as may be required to comply with various laws applicable to the Fund, and ownership of Fund shares may be disclosed by the Fund if so required by law or regulation.

         The Trust is not required and does not intend to hold annual meetings of shareholders. Shareholders owning more than 51% of the outstanding shares of the Trust have the right to call a special meeting to remove one or more Trustees or for any other purpose.

         The Trust does not have information concerning the beneficial ownership of Shares held by DTC Participants (as defined below).

         Shareholders may make inquiries by writing to the Trust, c/o the Distributor, 2455 Corporate West Drive, Lisle, Illinois 60532.

         Control Persons. No single person beneficially owns 25% or more of each Fund's voting securities.

         Book Entry Only System. The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Book Entry."

         DTC Acts as Securities Depository for Fund Shares. Shares of the Funds are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

         DTC, a limited-purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange ("NYSE"), the [Exchange] and the NASD. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

         Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

         Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Funds held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

         Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

         The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

         DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

         Proxy Voting. The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Investment Adviser. The Investment Adviser engages a third-party proxy service, such as Institutional Shareholder Services or a similar service, to vote all proxies on behalf of the Funds. The Investment Adviser periodically renews the proxy voting results to ensure that proxies are voted in accordance with the service's guidelines and that proxies are voted in a timely fashion. To avoid any conflicts of interest, the Investment Adviser does not have authority to override the recommendations of the third party service provider, except upon the written authorization of the client directing the Investment Adviser to vote in a specific manner. All overrides shall be approved by the Chief Compliance Officer.

         To the extent that the third party service provider seeks the Investment Adviser's direction on how to vote on any particular matter, the Chief Compliance Officer and Chief Financial Officer shall determine whether any potential conflict of interest is present. If a potential conflict of interest is present, the Investment Adviser shall seek instructions from clients on how to vote that particular item.

         The Trust is required to disclose annually the Funds' complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. Form N-PX for the Funds also will be available at no charge upon request by calling 1-800-345-7999 or by writing to Claymore Exchange-Traded Fund Trust at 2455 Corporate West Drive, Lisle, IL 60532. The Funds' Form N-PX will also be available on the SEC's website at www.sec.gov.

         Quarterly Portfolio Schedule. The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund's portfolio holdings with the SEC on Form N-Q. The Trust will also disclose a complete schedule of each Fund's portfolio holdings with the SEC on Form N-CSR after its second and fourth quarters. Form N-Q and Form N-CSR for the Funds will be available on the SEC's website at http://www.sec.gov. The Funds' Form N-Q and Form N-CSR may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. The Funds' Form N-Q and Form N-CSR will be available without charge, upon request, by calling 1-800-345-7999 or by writing to Claymore Exchange-Traded Fund Trust at 2455 Corporate West Drive, Lisle, IL 60532.

         Portfolio Holdings Policy. The Trust has adopted a policy regarding the disclosure of information about the Trust's portfolio holdings. The Funds and their service providers may not receive compensation or any other consideration (which includes any agreement to maintain assets in the Funds or in other investment companies or accounts managed by the Investment Adviser or any affiliated person of the Investment Adviser) in connection with the disclosure of portfolio holdings information of the Funds. The Trust's Policy is implemented and overseen by the Chief Compliance Officer of the Funds, subject to the oversight of the Board of Trustees. Periodic reports regarding these procedures will be provided to the Board of Trustees of the Trust. The Board of Trustees of the Trust must approve all material amendments to this policy. The Funds' complete portfolio holdings are publicly disseminated each day the Funds are open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the [Exchange] via the National Securities Clearing Corporation (NSCC). The basket represents one Creation Unit of each Fund. The Trust, the Investment Adviser and Claymore will not disseminate non-public information concerning the Trust.

         Codes of Ethics. Pursuant to Rule 17j-1 under the 1940 Act, the Board of Trustees has adopted a Code of Ethics for the Trust and approved Codes of Ethics adopted by the Investment Adviser and the Distributor (collectively the "Codes"). The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from the person's employment activities and that actual and potential conflicts of interest are avoided.

         The Codes apply to the personal investing activities of Trustees and officers of the Trust, the Investment Adviser and the Distributor ("Access Persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under the Codes, Access Persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. The Codes permit personnel subject to the Codes to invest in securities subject to certain limitations, including securities that may be purchased or held by a Fund. In addition, Access Persons are required to obtain approval before investing in initial public offerings or private placements. The Codes are on file with the SEC, and are available to the public.


              CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

         Creation. The Trust issues and sells Shares of each Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.

         A "Business Day" is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         Deposit of Securities and Deposit or Delivery of Cash. The consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities -- the "Deposit Securities" -- per each Creation Unit Aggregation constituting a substantial replication of the stocks included in the Underlying Index ("Fund Securities") and an amount of cash -- the "Cash Component" -- computed as described below. Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of a Fund.

         The Cash Component is sometimes also referred to as the Balancing Amount. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit

Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the "Deposit Amount" -- an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

         The Custodian, through the National Securities Clearing Corporation ("NSCC") (discussed below), makes available on each Business Day, prior to the opening of business on the [Exchange] (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund.

         Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

         The identity and number of shares of the Deposit Securities required for a Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by the Investment Adviser with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the Component Stocks of the Underlying Index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash -- i.e., a "cash in lieu" amount -- to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below), or which might not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting or other relevant reason. Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC and hence not eligible for transfer through the Clearing Process (discussed below) will be at the expense of the Fund and will affect the value of all Shares; but the Investment Adviser, subject to the approval of the Board of Trustees, may adjust the transaction fee within the parameters described above to protect ongoing shareholders. The adjustments described above will reflect changes known to the Investment Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index or resulting from certain corporate actions.

         In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of the Fund.

         Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be (i) a "Participating Party," i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the "Clearing Process"), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see the Book Entry Only System section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations ("Participant Agreement") (discussed below). A Participating Party and DTC Participant are collectively referred to as an "Authorized Participant." Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

         All orders to create Creation Unit Aggregations, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than the closing time of the regular trading session on the [Exchange] ("Closing Time") (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of a Fund as next determined on such date after receipt of the order in proper form. In the case of custom orders, the order must be received by the Distributor no later than 3:00 p.m. Eastern time on the trade date. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the "Transmittal Date." Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the "Placement of Creation Orders Using Clearing Process" and the "Placement of Creation Orders Outside Clearing Process" sections). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

         All orders from investors who are not Authorized Participants to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Unit Aggregations through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

         Placement of Creation Orders Using Clearing Process. The Clearing Process is the process of creating or redeeming Creation Unit Aggregations through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party's creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

         Placement of Creation Orders Outside Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement pre-approved by the Investment Adviser and the Distributor. A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of a Fund by no later than 11:00 a.m., Eastern time, of the next Business Day immediately following the Transmittal Date.

         All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m., Eastern time, on the next Business Day immediately following such Transmittal Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the required Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., respectively, on the next Business Day immediately following the Transmittal Date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current Deposit Securities and Cash Component. The delivery of Creation Unit Aggregations so created will occur no later than the third
(3rd) Business Day following the day on which the purchase order is deemed received by the Distributor.

         Additional transaction fees may be imposed with respect to transactions effected outside the Clearing Process (through a DTC participant) and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. (See Creation Transaction Fee section below).

         Creation Unit Aggregations may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Fund Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 115% of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit"). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., Eastern time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by 11:00 a.m., Eastern time, the following Business Day. If the order is not placed in proper form by 4:00 p.m. or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be canceled and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust and the Fund for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

         Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of a Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Investment Adviser, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor and the Investment Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Investment Adviser, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of its rejection of the order of such person. The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

         All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

         Creation Transaction Fee. Investors will be required to pay a fixed creation transaction fee, described below, payable to Claymore regardless of the number of creations made each day. An additional charge of up to four times the fixed transaction fee (expressed as a percentage of the value of the Deposit Securities) may be imposed for (i) creations effected outside the Clearing Process; and (ii) cash creations (to offset the Trust's brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

         The Standard Creation/Redemption Transaction Fee for each Fund will be $500 ($1,000 for those Funds whose Creation Units consist of between 101 and 200 stocks, $1,500 for those Funds whose Creation Units consist of between 201 and 300 stocks and $2,000 for those Funds whose Creation Units consist of more than 300 stocks). The Maximum Creation/Redemption Transaction Fee for each Fund will be $6,000.

         Redemption of Fund Shares in Creation Units Aggregations. Fund Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day. A Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.

         With respect to a Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the [Exchange] (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

         Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities -- as announced on the Business Day of the request for redemption received in proper form -- plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less a redemption transaction fee as listed below. In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

         The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of a Fund's NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

         Redemption Transaction Fee. A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by a Fund. An additional variable charge for cash redemptions (when cash redemptions are available or specified) for a Fund may be imposed. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit Aggregation may be charged an additional fee of up to four times the fixed transaction fee for such services. The redemption transaction fees for a Fund are the same as the creation fees set forth above.

         Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Unit Aggregations through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Unit Aggregations using the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time, on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the relevant Fund as next determined. An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after 4:00 p.m., Eastern time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such next Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

         Placement of Redemption Orders Outside Clearing Process. Orders to redeem Creation Unit Aggregations outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of Fund Shares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of Shares of the Fund, which delivery must be made through DTC to the Custodian no later than 11:00 a.m., Eastern time (for the Fund Shares), on the next Business Day immediately following such Transmittal Date (the "DTC Cut-Off-Time") and 2:00 p.m., Eastern Time for any Cash Component, if any owed to a Fund; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount, if any owed to the redeeming Beneficial Owner to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.

         The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date. If, however, either (i) the requisite number of Shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be computed on the Business Day following the Transmittal Date provided that the Fund Shares of the relevant Fund are delivered through DTC to the Custodian by 11:00 a.m. the following Business Day pursuant to a properly submitted redemption order.

         If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Fund Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Fund Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Fund's brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash in lieu of some securities added to the Cash Component, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV. Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

         The chart below describes in further detail the placement of redemption orders outside the clearing process.

                                TRANSMITTAL DATE    NEXT BUSINESS DAY       SECOND BUSINESS    THIRD BUSINESS DAY
                                      (T)           (T+1)                      DAY (T+2)              (T+3)
----------------------------------------------------------------------------------------------------------------------
CREATION THROUGH NSCC
----------------------------------------------------------------------------------------------------------------------
STANDARD ORDERS              4:00 p.m. (ET)         No action.              No action.          Creation Unit
                                                                                                Aggregations will be
                             Order must be                                                      delivered.
                             received by the
                             Distributor.
----------------------------------------------------------------------------------------------------------------------
CUSTOM ORDERS                3:00 p.m. (ET)         No action.              No action.          Creation Unit
                                                                                                Aggregations will be
                             Order must be                                                      delivered.
                             received by the
                             Distributor.

                             Orders received after
                             3:00 p.m. (ET) will
                             be treated as
                             standard orders.
----------------------------------------------------------------------------------------------------------------------
CREATION OUTSIDE NSCC
----------------------------------------------------------------------------------------------------------------------
STANDARD ORDERS              4:00 p.m. (ET)         11:00 a.m. (ET)         No action.          Creation Unit
                                                                                                Aggregations will be
                             Order in proper form   Deposit Securities                          delivered.
                             must be received by    must be received by
                             the Distributor.       the Fund's account
                                                    through DTC.

                                                    2:00 p.m. (ET)

                                                    Cash Component must be
                                                    received by the
                                                    Custodian.
----------------------------------------------------------------------------------------------------------------------
STANDARD ORDERS CREATED IN   4:00 p.m. (ET)         11:00 a.m. (ET)         No action.          1:00 p.m. (ET)
ADVANCE OF RECEIPT BY THE
TRUST OF ALL OR A PORTION    Order in proper form   Available Deposit                           Missing Deposit
OF THE DEPOSIT SECURITIES    must be received by    Securities.                                 Securities are due
                             the Distributor.                                                   to the Trust or the
                                                    Cash in an amount                           Trust may use cash
                                                    equal to the sum of                         on deposit to
                                                    (i) the Cash                                purchase missing
                                                    Component, plus                             Deposit Securities.
                                                    (ii) 115% of the
                                                    market value of the                         Creation Unit
                                                    undelivered Deposit                         Aggregations will be
                                                    Securities.                                 delivered.
----------------------------------------------------------------------------------------------------------------------
CUSTOM ORDERS                3:00 p.m. (ET)         11:00 a.m. (ET)         No action.          Creation Unit
                                                                                                Aggregations will be
                             Order in proper form   Deposit Securities                          delivered.
                             must be received by    must be received by
                             the Distributor.       the Fund's account
                                                    through DTC.
                             Orders received after
                             3:00 p.m. (ET) will    2:00 p.m. (ET)
                             be treated as
                             standard orders.       Cash Component must be
                                                    received  by the Orders
                                                    Custodian.
----------------------------------------------------------------------------------------------------------------------


                                       32

                                TRANSMITTAL DATE    NEXT BUSINESS DAY       SECOND BUSINESS    THIRD BUSINESS DAY
                                      (T)           (T+1)                      DAY (T+2)              (T+3)
----------------------------------------------------------------------------------------------------------------------
REDEMPTION THROUGH NSCC
----------------------------------------------------------------------------------------------------------------------
STANDARD ORDERS              4:00 p.m. (ET)         No action.              No action.          Fund Securities and
                                                                                                Cash Redemption
                             Order must be                                                      Amount will be
                             received by the                                                    transferred.
                             Transfer Agent.

                             Orders received after
                             4:00 p.m. (ET) will be
                             deemed received on the
                             next business day
                             (T+1).
----------------------------------------------------------------------------------------------------------------------
CUSTOM ORDERS                3:00 p.m. (ET)         No action.              No action.          Fund Securities and
                                                                                                Cash Redemption
                             Order must be                                                      Amount will be
                             received by the                                                    transferred.
                             Transfer Agent.

                             Orders received after
                             3:00 p.m. (ET) will
                             be treated as
                             standard orders.
----------------------------------------------------------------------------------------------------------------------
REDEMPTION OUTSIDE OF NSCC
----------------------------------------------------------------------------------------------------------------------
STANDARD ORDERS              4:00 p.m. (ET)         11:00 a.m. (ET)         No action.          Fund Securities and
                                                                                                Cash Redemption
                             Order must be          Fund Shares must be                         Amount is delivered
                             received by the        delivered through DTC                       to the redeeming
                             Transfer Agent.        to the Custodian.                           beneficial owner.

                             Orders received after  2:00 p.m. (ET)
                             4:00 p.m. (ET) will
                             be deemed received on  Cash Component, if
                             the next business day  any, is due.
                             (T+1).
                                                    *If the order is not in
                                                    proper form or the Fund
                                                    Shares are not delivered,
                                                    then the order will not be
                                                    deemed received as of T.
----------------------------------------------------------------------------------------------------------------------
CUSTOM ORDERS                3:00 p.m. (ET)         11:00 a.m. (ET)         No action.          Fund Securities and
                                                                                                Cash Redemption
                             Order must be          Fund Shares must be                         Amount is delivered
                             received by the        delivered through DTC                       to the redeeming
                             Transfer Agent.        to the Custodian.                           beneficial owner.

                             Orders received after  2:00 p.m. (ET)
                             3:00 p.m. (ET) will
                             be treated as          Cash Component, if
                             standard orders.       any, is due.

                                                    *If the order is not in
                                                    proper form or the Fund
                                                    Shares are not delivered,
                                                    then the order will not be
                                                    deemed received as of T.
----------------------------------------------------------------------------------------------------------------------

                                      TAXES

         Each Fund intends to qualify for and to elect to be treated as a separate regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code. To qualify for treatment as a RIC, a company must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net capital gains) and meet several other requirements relating to the nature of its income and the diversification of its assets.

         Each Fund is treated as a separate corporation for federal income tax purposes. Each Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein and in the Prospectus. Losses in one fund do not offset gains in another fund and the requirements (other than certain organizational requirements) for qualifying RIC status are determined at the fund level rather than at the Trust level.

         Each Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its net capital gains for twelve months ended October 31 of such year. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

         As a result of tax requirements, the Trust on behalf of each Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to section 351 of the Internal Revenue Code, the Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

         Long-term capital gains tax of non-corporate taxpayers are generally taxed at a maximum rate of 15% for taxable years beginning before January 1, 2011. In addition, some ordinary dividends declared and paid by a Fund to non-corporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by the Fund and the shareholder. Each Fund will report to shareholders annually the amounts of dividends received from ordinary income, the amount of distributions received from capital gains and the portion of dividends which may qualify for the dividends received deduction. In addition, each Fund will report the amount of dividends to individual shareholders eligible for taxation at the lower reduced tax rates applicable to long-term capital gains.

         The sale, exchange or redemption of Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if the Shares have been held for more than one year. Otherwise, the gain or loss on the taxable disposition of Shares will be treated as short-term capital gain or loss. A loss realized on a sale or exchange of Shares of a Fund may be disallowed if other substantially identical Shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date that the Shares are disposed of. In such a case, the basis of the Shares acquired must be adjusted to reflect the disallowed loss. Any loss upon the sale or exchange of Shares held for six (6) months or less is treated as long-term capital loss to the extent of any capital gain dividends received by the shareholders. Distribution of ordinary income and capital gains may also be subject to state and local taxes.

         Distributions reinvested in additional Shares of a Fund through the means of the dividend reinvestment service (see below) will nevertheless be taxable dividends to shareholders acquiring such additional Shares to the same extent as if such dividends had been received in cash.

         Distributions of ordinary income paid to shareholders who are nonresident aliens or foreign entities that are not effectively connected to the conduct of a trade or business within the United States will generally be subject to a 30% United States withholding tax unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. However, shareholders who are nonresident aliens or foreign entities will generally not be subject to United States withholding or income tax on gains realized on the sale of Shares or on dividends from capital gains unless (i) such gain or capital gain dividend is effectively connected with the conduct of a trade or business within the United States or (ii) in the case of an individual shareholder, the shareholder is present in the United States for a period or periods aggregating 183 day or more during the year of the sale or capital gain dividend and certain other conditions are met. Gains on the sale of Share and dividends that are effectively connected with the conduct of a trade or business within the United States will generally be subject to United States federal net income taxation at regular income tax rates. Dividends paid by a Fund to shareholders who are nonresident aliens or foreign entities that are derived from short-term capital gains and qualifying net interest income (including income from original issue discount and market discount), and that are properly designated by a Fund as "interest-related dividends" or "short-term capital gain dividends," will generally not be subject to United States withholding tax, provided that the income would not be subject to federal income tax if earned directly by the foreign shareholder. In addition, capital gains distributions attributable to gains from U.S. real property interests (including certain U.S. real property holding corporations and which may include certain REITs and certain REIT capital gain dividends) will generally be subject to United States withholding tax and will give rise to an obligation on the part of the foreign shareholder to file a United States tax return. These provisions relating to distributions to shareholders who are nonresident aliens or foreign entities generally would apply to distributions with respect to taxable years of a Fund beginning before January 1, 2008. Nonresident shareholders are urged to consult their own tax advisors concerning the applicability of the United States withholding tax.

         Some shareholders may be subject to a withholding tax on distributions of ordinary income, capital gains and any cash received on redemption of Creation Units ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with a Fund or who, to the Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

         Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

         The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares should consult their own tax advisors as to the tax consequences of investing in such Shares, including under Federal, state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

             FEDERAL TAX TREATMENT OF FUTURES AND OPTIONS CONTRACTS

         Each Fund is required for federal income tax purposes to mark to market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indices required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. Each Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund.

         In order for a Fund to continue to qualify for federal income tax treatment as a RIC, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans or securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the Fund's business of investing in securities (including net income derived from an interest in certain "qualified publicly traded partnerships"). It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered gain from the sale of securities or derived with respect to each Fund's business of investing in securities and therefore will be qualifying income for purposes of the 90% gross income requirement.

         Each Fund distributes to shareholders at least annually any net capital gains which have been recognized for federal income tax purposes, including unrealized gains at the end of the Fund's fiscal year on futures or options transactions. Such distributions are combined with distributions of capital gains realized on a Fund's other investments and shareholders are advised on the nature of the distributions.


                              DETERMINATION OF NAV

         The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Net Asset Value."

         The NAV per Share of each Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares of the Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management and administration fees, are accrued daily and taken into account for purposes of determining NAV. The NAV per Share is calculated by the Custodian and determined as of the close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open.

         In computing each Fund's NAV, the Fund's securities holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or in the case of the NASDAQ, at the NASDAQ official closing price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith in accordance with procedures adopted by the Board.


                           DIVIDENDS AND DISTRIBUTIONS

         The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Dividends, Distributions and Taxes."

         General Policies. Dividends from net investment income, if any, are declared and paid annually. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

         Dividends and other distributions on Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from a Fund.

         Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.


                            MISCELLANEOUS INFORMATION

         Counsel. Clifford Chance US LLP, 31 West 52nd Street, New York, NY 10019, is counsel to the Trust.

         Independent Registered Public Accounting Firm. _________________, serves as the Funds' independent registered public accounting firm. They audit the Funds' financial statements and perform other related audit services.


                              FINANCIAL STATEMENTS

                                [TO BE INSERTED]

         You may request a copy of the Trust's Annual Report at no charge by calling 1-800-345-7999 during normal business hours.

                            PART C: OTHER INFORMATION

ITEM 23.  EXHIBITS:

(a)(1) Certificate of Trust.*
(a)(2) Amended and Restated Agreement and Declaration of Trust.**
(b)    Bylaws of the Trust.**
(c)    Not applicable.
(d)(1) Investment Advisory Agreement between the Trust and Claymore Advisors, LLC.**
(d)(2) Expense Reimbursement Agreement between the Trust and Claymore
       Advisors, LLC.**
(e)(1) Distribution Agreement between the Trust and Claymore Securities, Inc.**
(e)(2) Form of Participant Agreement.** (f) Not applicable.
(g)    Form of Custody Agreement between the Trust and The Bank of New York.**
(h)(1) Administration Agreement between the Trust and Claymore Advisors, LLC.**
(h)(2) Form of Transfer Agency Services Agreement between the Trust and The Bank of New York.**
(h)(3) Form of Fund Accounting Agreement between the Trust and the Bank of
       New York.***
(h)(4) Form of Sub-License Agreement between the Trust and Claymore Advisors, LLC.***
(i)    Opinion and consent of Clifford Chance US LLP.**
(j)    Consent of __________, independent registered public accounting firm.****
(k)    Not applicable.
(l)    Not applicable.
(m)    Not applicable.
(n)    Not applicable.
(o)    Not applicable
(p)    Code of Ethics of the Trust and the Adviser.**
(q)    Powers of attorney.*****

_____________________
* Previously filed as an exhibit to the Trust's Registration Statement on Form N-1A (File Nos. 333-134551; 811-21906), filed with the Securities and Exchange Commission on May 26, 2006.
** Previously filed as an exhibit to Pre-Effective Amendment No. 3 to the Trust's Registration Statement on Form N-1A (file Nos. 333-134551; 811-21906), filed with the Securities and Exchange Commission on September 15, 2006.
*** Previously filed as an exhibit to Post-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A (file Nos. 333-134551; 811-21906), filed with the Securities and Exchange Commission on December 12, 2006.
****     To be filed by amendment.
***** Previously filed as an exhibit to Pre-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A (file Nos. 333-134551; 811-21906), filed with the Securities and Exchange Commission on September 11, 2006.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         Immediately prior to the contemplated public offering of each Fund's Shares, the following persons may be deemed individually to control a Fund or the Trust:

         Claymore Securities, Inc. will be the only shareholder immediately prior to the contemplated public offering of each Fund.

ITEM 25. INDEMNIFICATION

         Pursuant to Article VI of the Registrant's Agreement and Declaration of Trust, the Trust has agreed to indemnify each person who at any time serves as a Trustee or officer of the Trust (each such person being an "indemnitee") against any liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and reasonable counsel fees reasonably incurred by such indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which he may be or may have been involved as a party or otherwise or with which he may be or may have been threatened, while acting in any capacity set forth therein by reason of his having acted in any such capacity, except with respect to any matter as to which he shall not have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or, in the case of any criminal proceeding, as to which he shall have had reasonable cause to believe that the conduct was unlawful, provided, however, that no indemnitee shall be indemnified hereunder against any liability to any person or any expense of such indemnitee arising by reason of (i) willful misfeasance, (ii) bad faith, (iii) gross negligence, or (iv) reckless disregard of the duties involved in the conduct of his position (the conduct referred to in such clauses (i) through (iv) being sometimes referred to herein as "disabling conduct"). Notwithstanding the foregoing, with respect to any action, suit or other proceeding voluntarily prosecuted by any indemnitee as plaintiff, indemnification shall be mandatory only if the prosecution of such action, suit or other proceeding by such indemnitee (1) was authorized by a majority of the Trustees or (2) was instituted by the indemnitee to enforce his or her rights to indemnification hereunder in a case in which the indemnitee is found to be entitled to such indemnification. The rights to indemnification set forth in the Declaration of Trust shall continue as to a person who has ceased to be a Trustee or officer of the Trust and shall inure to the benefit of his or her heirs, executors and personal and legal representatives. No amendment or restatement of the Declaration of Trust or repeal of any of its provisions shall limit or eliminate any of the benefits provided to any person who at any time is or was a Trustee or officer of the Trust or otherwise entitled to indemnification hereunder in respect of any act or omission that occurred prior to such amendment, restatement or repeal.

         Notwithstanding the foregoing, no indemnification shall be made hereunder unless there has been a determination (i) by a final decision on the merits by a court or other body of competent jurisdiction before whom the issue of entitlement to indemnification hereunder was brought that such indemnitee is entitled to indemnification hereunder or, (ii) in the absence of such a decision, by (1) a majority vote of a quorum of those Trustees who are neither "interested persons" of the Trust (as defined in Section 2(a)(19) of the 1940
Act) nor parties to the proceeding ("Disinterested Non-Party Trustees"), that the indemnitee is entitled to indemnification hereunder, or (2) if such quorum is not obtainable or even if obtainable, if such majority so directs, independent legal counsel in a written opinion concludes that the indemnitee should be entitled to indemnification hereunder.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT MANAGER

         See "Management" in the Statement of Additional Information. Information as to the directors and officers of the Adviser is included in its Form ADV filed with the SEC and is incorporated herein by reference thereto.

ITEM 27. PRINCIPAL UNDERWRITERS

         (a) Claymore Securities, Inc, is the Trust's principal underwriter.

         (b) The following is a list of the executive officers, directors and partners of Claymore Securities, Inc.:

                 NAME AND PRINCIPAL
                 BUSINESS ADDRESS(1)           POSITIONS AND OFFICES WITH UNDERWRITER
                 ----------------------------- --------------------------------------------
                 David C. Hooten               Chief Executive Officer

                 Nicholas Dalmaso              Senior Managing Director and General Counsel

                 Michael J. Rigert             President

                 Anthony J. DiLeonardi         Senior Managing Director, Distribution

                 Steven M. Hill Senior         Managing Director, Chief Financial Officer,
                                               Chief Operating Officer

                 Anne S. Kochevar              Managing Director, Chief Compliance Officer

                  _____________________
                  (1) The principal business address for all listed persons is 2455 Corporate West Drive, Lisle, Illinois 60532.


ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

         The accounts, books and other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder, are maintained in part at the office of Claymore Advisors, LLC at 2455 Corporate West Drive, Lisle, Illinois 60532, and in part at the offices of the Transfer Agent at 101 Barclay Street, New York, New York 10286.

ITEM 29. MANAGEMENT SERVICES

         Not applicable.

ITEM 30. UNDERTAKINGS

         Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Lisle and State of Illinois on the 9th day of January, 2007.

                                             CLAYMORE EXCHANGE-TRADED FUND TRUST


                                             By:  /s/ Nicholas Dalmaso
                                                  ------------------------------
                                                  Nicholas Dalmaso
                                                  Chief Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


       SIGNATURES                       TITLE                         DATE
                    *           Trustee                          January 9, 2007
--------------------------
Randall C. Barnes

                    *           Trustee                          January 9, 2007
--------------------------
Ronald A. Nyberg

                    *           Trustee                          January 9, 2007
--------------------------
Ronald E. Toupin, Jr.

                                Trustee and Chief
/s/ Nicholas Dalmaso            Executive Officer                January 9, 2007
--------------------------
Nicholas Dalmaso

                                Treasurer, Chief Financial
                                Officer and Chief
/s/ Steven M. Hill              Accounting Officer               January 9, 2007
--------------------------
Steven M. Hill

*/s/ Nicholas Dalmaso                                            January 9, 2007
--------------------------
Nicholas Dalmaso
Attorney-In-Fact, pursuant to power of attorney